As filed with the Securities and Exchange Commission on July 3, 2025

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact name of registrant as specified in charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of principal executive offices) (Zip code)

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-233-4339

Date of fiscal year end:   October 31

Date of reporting period:  April 30, 2025*

*This Form N-CSR pertains to each series of the registrant except Transamerica Stock Index, which has a fiscal year end of December 31.

Item 1.	Reports to Stockholders.

(a)

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Conservative Portfolio

Class A

ICLAX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$480,449,718
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.2%
U.S. Equity Funds	26.6
International Equity Funds	9.7
International Fixed Income Funds	2.4
Repurchase Agreements	1.6
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class A

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.0%
Transamerica Bond, Class I2	14.7
Transamerica US Growth, Class I2	11.9
Transamerica Large Cap Value, Class I2	10.7
Transamerica International Stock, Class I2	4.2
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Equity, Class I2	3.1
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.1
Transamerica International Focus, Class I2	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Conservative Portfolio

Class A

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Conservative Portfolio

Class C

ICLLX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$480,449,718
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.2%
U.S. Equity Funds	26.6
International Equity Funds	9.7
International Fixed Income Funds	2.4
Repurchase Agreements	1.6
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class C

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.0%
Transamerica Bond, Class I2	14.7
Transamerica US Growth, Class I2	11.9
Transamerica Large Cap Value, Class I2	10.7
Transamerica International Stock, Class I2	4.2
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Equity, Class I2	3.1
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.1
Transamerica International Focus, Class I2	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Conservative Portfolio

Class C

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Conservative Portfolio

Class I

TACIX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$480,449,718
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.2%
U.S. Equity Funds	26.6
International Equity Funds	9.7
International Fixed Income Funds	2.4
Repurchase Agreements	1.6
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class I

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.0%
Transamerica Bond, Class I2	14.7
Transamerica US Growth, Class I2	11.9
Transamerica Large Cap Value, Class I2	10.7
Transamerica International Stock, Class I2	4.2
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Equity, Class I2	3.1
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.1
Transamerica International Focus, Class I2	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Conservative Portfolio

Class I

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Conservative Portfolio

Class R

ICVRX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$480,449,718
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.2%
U.S. Equity Funds	26.6
International Equity Funds	9.7
International Fixed Income Funds	2.4
Repurchase Agreements	1.6
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class R

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.0%
Transamerica Bond, Class I2	14.7
Transamerica US Growth, Class I2	11.9
Transamerica Large Cap Value, Class I2	10.7
Transamerica International Stock, Class I2	4.2
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Equity, Class I2	3.1
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.1
Transamerica International Focus, Class I2	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Conservative Portfolio

Class R

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Conservative Portfolio

Class R3

TAAJX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$480,449,718
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.2%
U.S. Equity Funds	26.6
International Equity Funds	9.7
International Fixed Income Funds	2.4
Repurchase Agreements	1.6
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.0%
Transamerica Bond, Class I2	14.7
Transamerica US Growth, Class I2	11.9
Transamerica Large Cap Value, Class I2	10.7
Transamerica International Stock, Class I2	4.2
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Equity, Class I2	3.1
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.1
Transamerica International Focus, Class I2	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Conservative Portfolio

Class R3

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Growth Portfolio

Class A

IAAAX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,018,085,043
Number of Portfolio Holdings	18
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.2%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class A

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	30.4%
Transamerica Large Cap Value, Class I2	28.4
Transamerica International Stock, Class I2	10.9
Transamerica International Equity, Class I2	10.7
Transamerica International Focus, Class I2	3.4
Transamerica Sustainable Equity Income, Class I2	3.3
Transamerica Capital Growth, Class I2	2.0
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.6
Transamerica Emerging Markets Equity, Class I2	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Growth Portfolio

Class A

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Growth Portfolio

Class C

IAALX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$65	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,018,085,043
Number of Portfolio Holdings	18
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.2%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class C

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	30.4%
Transamerica Large Cap Value, Class I2	28.4
Transamerica International Stock, Class I2	10.9
Transamerica International Equity, Class I2	10.7
Transamerica International Focus, Class I2	3.4
Transamerica Sustainable Equity Income, Class I2	3.3
Transamerica Capital Growth, Class I2	2.0
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.6
Transamerica Emerging Markets Equity, Class I2	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Growth Portfolio

Class C

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Growth Portfolio

Class I

TAGIX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,018,085,043
Number of Portfolio Holdings	18
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.2%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class I

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	30.4%
Transamerica Large Cap Value, Class I2	28.4
Transamerica International Stock, Class I2	10.9
Transamerica International Equity, Class I2	10.7
Transamerica International Focus, Class I2	3.4
Transamerica Sustainable Equity Income, Class I2	3.3
Transamerica Capital Growth, Class I2	2.0
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.6
Transamerica Emerging Markets Equity, Class I2	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Growth Portfolio

Class I

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Growth Portfolio

Class R

IGWRX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,018,085,043
Number of Portfolio Holdings	18
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.2%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class R

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	30.4%
Transamerica Large Cap Value, Class I2	28.4
Transamerica International Stock, Class I2	10.9
Transamerica International Equity, Class I2	10.7
Transamerica International Focus, Class I2	3.4
Transamerica Sustainable Equity Income, Class I2	3.3
Transamerica Capital Growth, Class I2	2.0
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.6
Transamerica Emerging Markets Equity, Class I2	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Growth Portfolio

Class R

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Growth Portfolio

Class R3

TAAKX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,018,085,043
Number of Portfolio Holdings	18
Portfolio Turnover Rate	7%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.2%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	30.4%
Transamerica Large Cap Value, Class I2	28.4
Transamerica International Stock, Class I2	10.9
Transamerica International Equity, Class I2	10.7
Transamerica International Focus, Class I2	3.4
Transamerica Sustainable Equity Income, Class I2	3.3
Transamerica Capital Growth, Class I2	2.0
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.6
Transamerica Emerging Markets Equity, Class I2	1.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Growth Portfolio

Class R3

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Growth Portfolio

Class A

IMLAX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,374,672,080
Number of Portfolio Holdings	26
Portfolio Turnover Rate	6%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.9%
U.S. Fixed Income Funds	21.8
International Equity Funds	21.2
International Fixed Income Funds	2.5
Repurchase Agreements	2.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class A

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	22.2%
Transamerica Large Cap Value, Class I2	21.4
Transamerica Core Bond, Class I2	11.2
Transamerica International Stock, Class I2	8.4
Transamerica International Equity, Class I2	6.7
Transamerica Bond, Class I2	4.0
Transamerica Inflation Opportunities, Class I2	3.7
Transamerica International Focus, Class I2	2.9
Transamerica Emerging Markets Equity, Class I2	2.7
Transamerica Sustainable Equity Income, Class I2	2.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class A

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Growth Portfolio

Class C

IMLLX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,374,672,080
Number of Portfolio Holdings	26
Portfolio Turnover Rate	6%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.9%
U.S. Fixed Income Funds	21.8
International Equity Funds	21.2
International Fixed Income Funds	2.5
Repurchase Agreements	2.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class C

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	22.2%
Transamerica Large Cap Value, Class I2	21.4
Transamerica Core Bond, Class I2	11.2
Transamerica International Stock, Class I2	8.4
Transamerica International Equity, Class I2	6.7
Transamerica Bond, Class I2	4.0
Transamerica Inflation Opportunities, Class I2	3.7
Transamerica International Focus, Class I2	2.9
Transamerica Emerging Markets Equity, Class I2	2.7
Transamerica Sustainable Equity Income, Class I2	2.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class C

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Growth Portfolio

Class I

TMGIX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,374,672,080
Number of Portfolio Holdings	26
Portfolio Turnover Rate	6%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.9%
U.S. Fixed Income Funds	21.8
International Equity Funds	21.2
International Fixed Income Funds	2.5
Repurchase Agreements	2.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class I

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	22.2%
Transamerica Large Cap Value, Class I2	21.4
Transamerica Core Bond, Class I2	11.2
Transamerica International Stock, Class I2	8.4
Transamerica International Equity, Class I2	6.7
Transamerica Bond, Class I2	4.0
Transamerica Inflation Opportunities, Class I2	3.7
Transamerica International Focus, Class I2	2.9
Transamerica Emerging Markets Equity, Class I2	2.7
Transamerica Sustainable Equity Income, Class I2	2.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class I

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R

IMGRX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,374,672,080
Number of Portfolio Holdings	26
Portfolio Turnover Rate	6%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.9%
U.S. Fixed Income Funds	21.8
International Equity Funds	21.2
International Fixed Income Funds	2.5
Repurchase Agreements	2.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	22.2%
Transamerica Large Cap Value, Class I2	21.4
Transamerica Core Bond, Class I2	11.2
Transamerica International Stock, Class I2	8.4
Transamerica International Equity, Class I2	6.7
Transamerica Bond, Class I2	4.0
Transamerica Inflation Opportunities, Class I2	3.7
Transamerica International Focus, Class I2	2.9
Transamerica Emerging Markets Equity, Class I2	2.7
Transamerica Sustainable Equity Income, Class I2	2.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R3

TAALX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$1,374,672,080
Number of Portfolio Holdings	26
Portfolio Turnover Rate	6%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.9%
U.S. Fixed Income Funds	21.8
International Equity Funds	21.2
International Fixed Income Funds	2.5
Repurchase Agreements	2.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	22.2%
Transamerica Large Cap Value, Class I2	21.4
Transamerica Core Bond, Class I2	11.2
Transamerica International Stock, Class I2	8.4
Transamerica International Equity, Class I2	6.7
Transamerica Bond, Class I2	4.0
Transamerica Inflation Opportunities, Class I2	3.7
Transamerica International Focus, Class I2	2.9
Transamerica Emerging Markets Equity, Class I2	2.7
Transamerica Sustainable Equity Income, Class I2	2.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R3

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Portfolio

Class A

IMOAX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$984,755,445
Number of Portfolio Holdings	26
Portfolio Turnover Rate	11%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.0%
U.S. Equity Funds	37.0
International Equity Funds	14.8
International Fixed Income Funds	2.5
Repurchase Agreements	2.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class A

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.4%
Transamerica US Growth, Class I2	16.1
Transamerica Large Cap Value, Class I2	15.5
Transamerica Bond, Class I2	9.9
Transamerica International Stock, Class I2	6.2
Transamerica International Equity, Class I2	5.0
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.5
Transamerica Long Credit, Class I2	2.0
Transamerica International Focus, Class I2	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Portfolio

Class A

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Portfolio

Class C

IMOLX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$984,755,445
Number of Portfolio Holdings	26
Portfolio Turnover Rate	11%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.0%
U.S. Equity Funds	37.0
International Equity Funds	14.8
International Fixed Income Funds	2.5
Repurchase Agreements	2.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class C

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.4%
Transamerica US Growth, Class I2	16.1
Transamerica Large Cap Value, Class I2	15.5
Transamerica Bond, Class I2	9.9
Transamerica International Stock, Class I2	6.2
Transamerica International Equity, Class I2	5.0
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.5
Transamerica Long Credit, Class I2	2.0
Transamerica International Focus, Class I2	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Portfolio

Class C

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Portfolio

Class I

TMMIX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$984,755,445
Number of Portfolio Holdings	26
Portfolio Turnover Rate	11%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.0%
U.S. Equity Funds	37.0
International Equity Funds	14.8
International Fixed Income Funds	2.5
Repurchase Agreements	2.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class I

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.4%
Transamerica US Growth, Class I2	16.1
Transamerica Large Cap Value, Class I2	15.5
Transamerica Bond, Class I2	9.9
Transamerica International Stock, Class I2	6.2
Transamerica International Equity, Class I2	5.0
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.5
Transamerica Long Credit, Class I2	2.0
Transamerica International Focus, Class I2	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Portfolio

Class I

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Portfolio

Class R

IMDRX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$984,755,445
Number of Portfolio Holdings	26
Portfolio Turnover Rate	11%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.0%
U.S. Equity Funds	37.0
International Equity Funds	14.8
International Fixed Income Funds	2.5
Repurchase Agreements	2.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class R

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.4%
Transamerica US Growth, Class I2	16.1
Transamerica Large Cap Value, Class I2	15.5
Transamerica Bond, Class I2	9.9
Transamerica International Stock, Class I2	6.2
Transamerica International Equity, Class I2	5.0
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.5
Transamerica Long Credit, Class I2	2.0
Transamerica International Focus, Class I2	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Portfolio

Class R

Semi-Annual Shareholder Report

Transamerica Asset Allocation - Moderate Portfolio

Class R3

TAAMX

April 30, 2025

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$984,755,445
Number of Portfolio Holdings	26
Portfolio Turnover Rate	11%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.0%
U.S. Equity Funds	37.0
International Equity Funds	14.8
International Fixed Income Funds	2.5
Repurchase Agreements	2.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.4%
Transamerica US Growth, Class I2	16.1
Transamerica Large Cap Value, Class I2	15.5
Transamerica Bond, Class I2	9.9
Transamerica International Stock, Class I2	6.2
Transamerica International Equity, Class I2	5.0
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.5
Transamerica Long Credit, Class I2	2.0
Transamerica International Focus, Class I2	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation - Moderate Portfolio

Class R3

Semi-Annual Shareholder Report

Transamerica Asset Allocation Intermediate Horizon

Class R

TAARX

April 30, 2025

Fund Overview

Transamerica Asset Allocation Intermediate Horizon (the "Fund") seeks to achieve long-term returns from a combination of investment income and capital appreciation with slightly less than average volatility as compared to other balanced funds. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$41,196,458
Number of Portfolio Holdings	12
Portfolio Turnover Rate	219%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	48.8%
U.S. Equity Funds	38.0
International Equity Funds	13.1
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation Intermediate Horizon

Class R

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	23.4%
Transamerica Large Value Opportunities, Class I3	13.6
Transamerica International Equity, Class I3	13.1
Transamerica Large Growth, Class I3	12.9
Transamerica Inflation Opportunities, Class I3	11.4
Transamerica Short-Term Bond, Class I3	7.9
Transamerica High Yield Bond, Class I3	6.2
Transamerica Mid Cap Growth, Class I3	3.0
Transamerica Mid Cap Value Opportunities, Class I3	3.0
Transamerica Small Cap Value, Class I3	2.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Intermediate Horizon

Class R

Semi-Annual Shareholder Report

Transamerica Asset Allocation Intermediate Horizon

Class R4

TAAFX

April 30, 2025

Fund Overview

Transamerica Asset Allocation Intermediate Horizon (the "Fund") seeks to achieve long-term returns from a combination of investment income and capital appreciation with slightly less than average volatility as compared to other balanced funds. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$41,196,458
Number of Portfolio Holdings	12
Portfolio Turnover Rate	219%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	48.8%
U.S. Equity Funds	38.0
International Equity Funds	13.1
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation Intermediate Horizon

Class R4

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	23.4%
Transamerica Large Value Opportunities, Class I3	13.6
Transamerica International Equity, Class I3	13.1
Transamerica Large Growth, Class I3	12.9
Transamerica Inflation Opportunities, Class I3	11.4
Transamerica Short-Term Bond, Class I3	7.9
Transamerica High Yield Bond, Class I3	6.2
Transamerica Mid Cap Growth, Class I3	3.0
Transamerica Mid Cap Value Opportunities, Class I3	3.0
Transamerica Small Cap Value, Class I3	2.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Intermediate Horizon

Class R4

Semi-Annual Shareholder Report

Transamerica Asset Allocation Long Horizon

Class R

TALRX

April 30, 2025

Fund Overview

Transamerica Asset Allocation Long Horizon (the "Fund") seeks to provide long-term returns from growth of capital and growth of income. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$57,403,713
Number of Portfolio Holdings	12
Portfolio Turnover Rate	134%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	65.3%
International Equity Funds	25.1
U.S. Fixed Income Funds	9.5
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation Long Horizon

Class R

Top Holdings (Percentage of Net Assets)

Transamerica International Equity, Class I3	25.1%
Transamerica Large Value Opportunities, Class I3	22.3
Transamerica Large Growth, Class I3	21.5
Transamerica Mid Cap Growth, Class I3	5.7
Transamerica Mid Cap Value Opportunities, Class I3	5.5
Transamerica Small Cap Value, Class I3	5.2
Transamerica Small Cap Growth, Class I3	5.2
Transamerica Core Bond, Class I3	3.8
Transamerica Inflation Opportunities, Class I3	3.3
Transamerica High Yield Bond, Class I3	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Long Horizon

Class R

Semi-Annual Shareholder Report

Transamerica Asset Allocation Long Horizon

Class R4

TALFX

April 30, 2025

Fund Overview

Transamerica Asset Allocation Long Horizon (the "Fund") seeks to provide long-term returns from growth of capital and growth of income. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$57,403,713
Number of Portfolio Holdings	12
Portfolio Turnover Rate	134%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	65.3%
International Equity Funds	25.1
U.S. Fixed Income Funds	9.5
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation Long Horizon

Class R4

Top Holdings (Percentage of Net Assets)

Transamerica International Equity, Class I3	25.1%
Transamerica Large Value Opportunities, Class I3	22.3
Transamerica Large Growth, Class I3	21.5
Transamerica Mid Cap Growth, Class I3	5.7
Transamerica Mid Cap Value Opportunities, Class I3	5.5
Transamerica Small Cap Value, Class I3	5.2
Transamerica Small Cap Growth, Class I3	5.2
Transamerica Core Bond, Class I3	3.8
Transamerica Inflation Opportunities, Class I3	3.3
Transamerica High Yield Bond, Class I3	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Long Horizon

Class R4

Semi-Annual Shareholder Report

Transamerica Asset Allocation Short Horizon

Class R

TSHRX

April 30, 2025

Fund Overview

Transamerica Asset Allocation Short Horizon (the "Fund") seeks to provide a high level of income and preservation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$6,708,608
Number of Portfolio Holdings	10
Portfolio Turnover Rate	264%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	89.6%
U.S. Equity Funds	8.0
International Equity Funds	2.2
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation Short Horizon

Class R

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	44.2%
Transamerica Short-Term Bond, Class I3	17.7
Transamerica Inflation Opportunities, Class I3	17.0
Transamerica High Yield Bond, Class I3	10.7
Transamerica Large Value Opportunities, Class I3	3.0
Transamerica Large Growth, Class I3	3.0
Transamerica International Equity, Class I3	2.2
Transamerica Small Cap Value, Class I3	1.0
Transamerica Small Cap Growth, Class I3	1.0
Transamerica Government Money Market, Class I3	0.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Short Horizon

Class R

Semi-Annual Shareholder Report

Transamerica Asset Allocation Short Horizon

Class R4

TSHFX

April 30, 2025

Fund Overview

Transamerica Asset Allocation Short Horizon (the "Fund") seeks to provide a high level of income and preservation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$6,708,608
Number of Portfolio Holdings	10
Portfolio Turnover Rate	264%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	89.6%
U.S. Equity Funds	8.0
International Equity Funds	2.2
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation Short Horizon

Class R4

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	44.2%
Transamerica Short-Term Bond, Class I3	17.7
Transamerica Inflation Opportunities, Class I3	17.0
Transamerica High Yield Bond, Class I3	10.7
Transamerica Large Value Opportunities, Class I3	3.0
Transamerica Large Growth, Class I3	3.0
Transamerica International Equity, Class I3	2.2
Transamerica Small Cap Value, Class I3	1.0
Transamerica Small Cap Growth, Class I3	1.0
Transamerica Government Money Market, Class I3	0.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Asset Allocation Short Horizon

Class R4

Semi-Annual Shareholder Report

Transamerica ClearTrack® 2025

Class R3

TCTKX

April 30, 2025

Fund Overview

Transamerica ClearTrack® 2025 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$67,200,900
Number of Portfolio Holdings	20
Portfolio Turnover Rate	17%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	52.9%
U.S. Equity Funds	27.5
International Equity Funds	14.2
International Fixed Income Funds	5.0
Other Investment Company	1.5
Repurchase Agreements	1.0
Net Other Assets (Liabilities)Footnote Reference^	(2.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2025

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	22.4%
iShares Core U.S. Aggregate Bond ETF	14.1
iShares Core S&P 500 ETF	13.7
iShares 0-5 Year TIPS Bond ETF	9.4
Transamerica High Yield Bond, Class R6	7.0
iShares Core MSCI EAFE ETF	6.4
Transamerica Emerging Markets Debt, Class R6	5.0
Transamerica Large Cap Value, Class R6	4.3
Transamerica US Growth, Class R6	2.9
Transamerica International Stock, Class R6	2.7

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

The Fund reorganized into Transamerica Asset Allocation - Conservative Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Conservative Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica ClearTrack® 2025

Class R3

Semi-Annual Shareholder Report

Transamerica ClearTrack® 2030

Class R3

TCTLX

April 30, 2025

Fund Overview

Transamerica ClearTrack® 2030 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$78,951,463
Number of Portfolio Holdings	20
Portfolio Turnover Rate	16%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.6%
U.S. Equity Funds	33.1
International Equity Funds	19.8
International Fixed Income Funds	3.9
Other Investment Company	2.0
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(2.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2030

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	18.4%
iShares Core S&P 500 ETF	16.1
iShares Core U.S. Aggregate Bond ETF	11.7
iShares Core MSCI EAFE ETF	9.0
Transamerica High Yield Bond, Class R6	6.3
iShares 0-5 Year TIPS Bond ETF	6.2
Transamerica Large Cap Value, Class R6	5.3
Transamerica Emerging Markets Debt, Class R6	3.9
Transamerica International Stock, Class R6	3.6
Transamerica US Growth, Class R6	3.4

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

The Fund reorganized into Transamerica Asset Allocation - Moderate Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Moderate Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica ClearTrack® 2030

Class R3

Semi-Annual Shareholder Report

Transamerica ClearTrack® 2035

Class R3

TCTMX

April 30, 2025

Fund Overview

Transamerica ClearTrack® 2035 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$80,746,503
Number of Portfolio Holdings	20
Portfolio Turnover Rate	16%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	39.5%
U.S. Fixed Income Funds	30.9
International Equity Funds	24.7
International Fixed Income Funds	3.4
Repurchase Agreements	1.5
Other Investment Company	1.3
Net Other Assets (Liabilities)Footnote Reference^	(1.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2035

Class R3

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	19.7%
Transamerica Bond, Class R6	12.7
iShares Core MSCI EAFE ETF	10.7
iShares Core U.S. Aggregate Bond ETF	8.0
Transamerica Large Cap Value, Class R6	6.2
iShares 0-5 Year TIPS Bond ETF	5.3
Transamerica High Yield Bond, Class R6	4.9
Transamerica International Stock, Class R6	4.5
Transamerica US Growth, Class R6	4.2
Transamerica Emerging Markets Debt, Class R6	3.4

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

The Fund reorganized into Transamerica Asset Allocation – Moderate Growth Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation – Moderate Growth Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica ClearTrack® 2035

Class R3

Semi-Annual Shareholder Report

Transamerica ClearTrack® 2040

Class R3

TCTQX

April 30, 2025

Fund Overview

Transamerica ClearTrack® 2040 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$76,662,463
Number of Portfolio Holdings	20
Portfolio Turnover Rate	15%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	46.6%
International Equity Funds	29.2
U.S. Fixed Income Funds	20.8
International Fixed Income Funds	2.4
Repurchase Agreements	1.0
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2040

Class R3

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	23.5%
iShares Core MSCI EAFE ETF	12.4
Transamerica Bond, Class R6	7.9
Transamerica Large Cap Value, Class R6	7.4
Transamerica International Stock, Class R6	5.7
Transamerica US Growth, Class R6	4.9
iShares 0-5 Year TIPS Bond ETF	4.7
iShares Core U.S. Aggregate Bond ETF	4.7
Transamerica High Yield Bond, Class R6	3.4
Transamerica International Focus, Class R6	3.1

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

The Fund reorganized into Transamerica Asset Allocation - Moderate Growth Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation – Moderate Growth Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica ClearTrack® 2040

Class R3

Semi-Annual Shareholder Report

Transamerica ClearTrack® 2045

Class R3

TCTTX

April 30, 2025

Fund Overview

Transamerica ClearTrack® 2045 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$51,381,116
Number of Portfolio Holdings	20
Portfolio Turnover Rate	14%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.2%
International Equity Funds	33.5
U.S. Fixed Income Funds	12.2
Other Investment Company	3.6
International Fixed Income Funds	1.4
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(3.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2045

Class R3

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	25.7%
iShares Core MSCI EAFE ETF	14.6
Transamerica Large Cap Value, Class R6	8.5
Transamerica International Stock, Class R6	6.0
Transamerica US Growth, Class R6	5.5
Transamerica Bond, Class R6	4.2
iShares 0-5 Year TIPS Bond ETF	3.8
iShares Core MSCI Emerging Markets ETF	3.5
iShares Global REIT ETF	3.5
Transamerica International Focus, Class R6	3.4

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

The Fund reorganized into Transamerica Asset Allocation - Growth Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Growth Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica ClearTrack® 2045

Class R3

Semi-Annual Shareholder Report

Transamerica ClearTrack® 2050

Class R3

TCTUX

April 30, 2025

Fund Overview

Transamerica ClearTrack® 2050 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$40,752,888
Number of Portfolio Holdings	20
Portfolio Turnover Rate	13%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	53.8%
International Equity Funds	36.5
U.S. Fixed Income Funds	7.8
International Fixed Income Funds	1.0
Repurchase Agreements	1.0
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2050

Class R3

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.3%
iShares Core MSCI EAFE ETF	15.9
Transamerica Large Cap Value, Class R6	8.7
Transamerica International Stock, Class R6	6.7
Transamerica US Growth, Class R6	5.6
iShares Global REIT ETF	4.0
iShares Core MSCI Emerging Markets ETF	3.9
Transamerica International Focus, Class R6	3.5
Transamerica Mid Cap Growth, Class R6	3.5
Transamerica Mid Cap Value Opportunities, Class R6	3.5

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

The Fund reorganized into Transamerica Asset Allocation - Growth Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Growth Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica ClearTrack® 2050

Class R3

Semi-Annual Shareholder Report

Transamerica ClearTrack® Retirement Income

Class R3

TCTZX

April 30, 2025

Fund Overview

Transamerica ClearTrack® Retirement Income (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$129,538,693
Number of Portfolio Holdings	20
Portfolio Turnover Rate	12%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	53.2%
U.S. Equity Funds	27.1
International Equity Funds	13.8
International Fixed Income Funds	5.0
Other Investment Company	1.4
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® Retirement Income

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	22.5%
iShares Core U.S. Aggregate Bond ETF	14.2
iShares Core S&P 500 ETF	13.3
iShares 0-5 Year TIPS Bond ETF	9.4
Transamerica High Yield Bond, Class R6	7.1
iShares Core MSCI EAFE ETF	6.0
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.3
Transamerica US Growth, Class R6	2.9
Transamerica International Stock, Class R6	2.6

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

The Fund reorganized into Transamerica Asset Allocation - Conservative Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Conservative Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period ended June 30, updated no later than August 31 of each year, is available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica ClearTrack® Retirement Income

Class R3

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	The Schedules of Investments are included within the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Asset Allocation - Conservative Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.7%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	1,340	$ 1,512
International Equity Funds - 9.7%
Transamerica Emerging Markets Equity (B)	290,696	2,485,455
Transamerica International Equity (B)	651,434	14,800,577
Transamerica International Focus (B)	971,438	6,586,349
Transamerica International Small Cap Value (B)	159,983	2,572,525
Transamerica International Stock (B)	1,572,977	20,228,480
		46,673,386
International Fixed Income Fund - 2.4%
Transamerica Emerging Markets Debt (B)	1,263,178	11,406,501
U.S. Equity Funds - 26.4%
Transamerica Capital Growth (A)(B)	420,430	4,641,544
Transamerica Large Cap Value (B)	3,644,570	51,497,778
Transamerica Mid Cap Growth (B)	189,157	1,836,716
Transamerica Mid Cap Value Opportunities (B)	314,269	3,321,820
Transamerica Small Cap Growth (B)	351,595	1,990,026
Transamerica Small Cap Value (B)	380,680	1,648,346
Transamerica Sustainable Equity Income (B)	598,947	4,665,799
Transamerica US Growth (B)	2,067,057	57,402,166
		127,004,195
U.S. Fixed Income Funds - 58.2%
Transamerica Bond (B)	8,810,478	70,836,246
Transamerica Core Bond (B)	20,761,474	177,925,834
Transamerica Floating Rate (B)	547,850	4,853,955
Transamerica High Yield Bond (B)	34,278	274,221
Transamerica Inflation Opportunities (B)	1,583,696	15,615,246
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Long Credit (B)	1,074,716	$ 9,908,879
Transamerica Short-Term Bond (B)	652	6,433
		279,420,814
U.S. Mixed Allocation Fund - 1.0%
Transamerica Energy Infrastructure (B)	541,987	4,644,824
Total Investment Companies (Cost $444,934,156)		469,151,232
EXCHANGE-TRADED FUNDS - 0.2%
U.S. Equity Funds - 0.2%
Alerian MLP ETF	5,000	241,200
Health Care Select Sector SPDR Fund	5,679	797,729
Total Exchange-Traded Funds (Cost $1,022,913)		1,038,929

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 1.80% (E), dated 04/30/2025, to be repurchased at $7,753,801 on 05/01/2025. Collateralized by a U.S. Government Obligation, 4.00%, due 01/31/2031, and with a value of $7,908,665.	$ 7,753,414	7,753,414
Total Repurchase Agreement (Cost $7,753,414)		7,753,414
Total Investments (Cost $453,710,483)		477,943,575
Net Other Assets (Liabilities) - 0.5%		2,506,143
Net Assets - 100.0%		$ 480,449,718
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	258	06/18/2025	$28,483,988	$28,952,438	$468,450	$—
EURO STOXX 50® Index	41	06/20/2025	2,515,757	2,372,042	—	(143,715)
S&P 500® E-Mini Index	8	06/20/2025	2,276,837	2,234,800	—	(42,037)
TOPIX Index	2	06/12/2025	369,817	372,709	2,892	—
Total Futures Contracts					$471,342	$(185,752)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$469,149,720	$—	$—	$469,149,720
Exchange-Traded Funds	1,038,929	—	—	1,038,929
Repurchase Agreement	—	7,753,414	—	7,753,414
Total	$470,188,649	$7,753,414	$—	$477,942,063
Investment Companies Measured at Net Asset Value (C)				1,512
Total Investments				$477,943,575
Other Financial Instruments
Futures Contracts (G)	$471,342	$—	$—	$471,342
Total Other Financial Instruments	$471,342	$—	$—	$471,342
LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(185,752)	$—	$—	$(185,752)
Total Other Financial Instruments	$(185,752)	$—	$—	$(185,752)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2025	Shares as of April 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$71,304,250	$11,566,679	$(12,000,000)	$(1,007,918)	$973,235	$70,836,246	8,810,478	$1,666,432	$—
Transamerica Capital Growth	5,421,057	—	(1,700,000)	615,727	304,760	4,641,544	420,430	—	—
Transamerica Core Bond	166,657,218	20,233,559	(9,000,000)	(721,980)	757,037	177,925,834	20,761,474	3,734,107	—
Transamerica Emerging Markets Debt	14,317,418	1,073,569	(3,500,000)	(142,743)	(341,743)	11,406,501	1,263,178	573,569	—
Transamerica Emerging Markets Equity	1,346,832	1,001,993	—	—	136,630	2,485,455	290,696	1,993	—
Transamerica Energy Infrastructure	4,477,254	508,951	(600,000)	434,735	(176,116)	4,644,824	541,987	94,259	—
Transamerica Floating Rate	2,806,378	2,147,514	—	—	(99,937)	4,853,955	547,850	147,514	—
Transamerica Global Allocation Liquidating Trust	1,610	—	—	—	(98)	1,512	1,340	—	—
Transamerica High Yield Bond	4,237,519	2,157,587	(6,000,000)	(94,961)	(25,924)	274,221	34,278	157,175	—
Transamerica Inflation Opportunities	14,740,952	739,225	—	—	135,069	15,615,246	1,583,696	239,225	—
Transamerica International Equity	16,297,458	5,485,413	(8,300,000)	2,297,452	(979,746)	14,800,577	651,434	432,463	52,951
Transamerica International Focus	7,410,444	1,255,213	(1,000,000)	(205,261)	(874,047)	6,586,349	971,438	115,811	1,139,402
Transamerica International Small Cap Value	1,275,715	1,072,383	—	—	224,427	2,572,525	159,983	54,367	18,016
Transamerica International Stock	17,101,369	3,005,594	(1,000,000)	121,643	999,874	20,228,480	1,572,977	487,396	518,198
Transamerica Large Cap Value	42,214,486	14,513,297	(2,300,000)	521,286	(3,451,291)	51,497,778	3,644,570	509,310	503,988
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2025	Shares as of April 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Long Credit	$13,688,093	$1,898,884	$(5,000,000)	$(311,850)	$(366,248)	$9,908,879	1,074,716	$397,990	$143
Transamerica Mid Cap Growth	2,386,653	75,173	(600,000)	136,603	(161,713)	1,836,716	189,157	—	75,173
Transamerica Mid Cap Value Opportunities	1,299,703	3,119,956	(1,000,000)	7,608	(105,447)	3,321,820	314,269	19,740	100,217
Transamerica Short-Term Bond	6,248	140	—	—	45	6,433	652	137	—
Transamerica Small Cap Growth	2,092,487	244,156	—	—	(346,617)	1,990,026	351,595	—	244,156
Transamerica Small Cap Value	2,231,808	413,182	(400,000)	(22,386)	(574,258)	1,648,346	380,680	34,932	378,251
Transamerica Sustainable Equity Income	4,757,439	355,176	—	—	(446,816)	4,665,799	598,947	34,076	321,099
Transamerica US Growth	44,205,050	25,511,342	(3,900,000)	824,663	(9,238,889)	57,402,166	2,067,057	71,598	5,939,745
Total	$440,277,441	$96,378,986	$(56,300,000)	$2,452,618	$(13,657,813)	$469,151,232	46,232,882	$8,772,094	$9,291,339

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At April 30, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$13,784	$1,512	0.0%*

(E)	Rate disclosed reflects the yield at April 30, 2025.
(F)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $444,934,156)	$469,151,232
Unaffiliated investments, at value (cost $1,022,913)	1,038,929
Repurchase agreement, at value (cost $7,753,414)	7,753,414
Cash collateral pledged at broker for:
Futures contracts	937,839
Receivables and other assets:
Affiliated investments sold	2,000,000
Shares of beneficial interest sold	165,183
Dividends from affiliated investments	983,337
Interest	388
Variation margin receivable on futures contracts	95,068
Prepaid expenses	24,562
Total assets	482,149,952
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	984,198
Shares of beneficial interest redeemed	377,027
Due to custodian	130,884
Investment management fees	3,272
Distribution and service fees	103,914
Transfer agent fees	61,064
Trustee and CCO fees	1,571
Audit and tax fees	14,829
Custody fees	4,273
Legal fees	6,606
Printing and shareholder reports fees	4,608
Other accrued expenses	7,988
Total liabilities	1,700,234
Net assets	$480,449,718
Net assets consist of:
Paid-in capital	$455,008,993
Total distributable earnings (accumulated losses)	25,440,725
Net assets	$480,449,718
Net assets by class:
Class A	$245,287,850
Class C	15,216,156
Class I	12,329,296
Class R	481,332
Class R3	207,135,084
Shares outstanding (unlimited shares, no par value):
Class A	23,114,702
Class C	1,451,969
Class I	1,152,916
Class R	44,672
Class R3	19,516,766
Net asset value per share: (A)
Class A	$10.61
Class C	10.48
Class I	10.69
Class R	10.77
Class R3	10.61
Maximum offering price per share: (B)
Class A	$11.23

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$8,772,094
Dividend income from unaffiliated investments	15,243
Interest income from unaffiliated investments	75,288
Total investment income	8,862,625
Expenses:
Investment management fees	246,380
Distribution and service fees:
Class A	369,659
Class C	78,602
Class R	1,184
Class R3	186,875
Transfer agent fees:
Class A	131,909
Class C	9,699
Class I	6,439
Class R	159
Class R3	117,731
Trustee and CCO fees	9,391
Audit and tax fees	15,779
Custody fees	2,909
Legal fees	15,222
Printing and shareholder reports fees	12,800
Registration fees	45,867
Other	15,074
Total expenses before waiver and/or reimbursement and recapture	1,265,679
Expenses waived and/or reimbursed:
Class I	(5,883)
Class R3	(159,546)
Recapture of previously waived and/or reimbursed fees:
Class R3	2,306
Net expenses	1,102,556
Net investment income (loss)	7,760,069
Net realized gain (loss) on:
Affiliated investments	2,452,618
Unaffiliated investments	162,050
Capital gain distributions received from affiliated investment companies	9,291,339
Futures contracts	961,184
Net realized gain (loss)	12,867,191
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(13,657,813)
Unaffiliated investments	(28,639)
Futures contracts	350,762
Translation of assets and liabilities denominated in foreign currencies	7,133
Net change in unrealized appreciation (depreciation)	(13,328,557)
Net realized and change in unrealized gain (loss)	(461,366)
Net increase (decrease) in net assets resulting from operations	$7,298,703
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$7,760,069	$13,454,102
Net realized gain (loss)	12,867,191	10,213,527
Net change in unrealized appreciation (depreciation)	(13,328,557)	51,255,692
Net increase (decrease) in net assets resulting from operations	7,298,703	74,923,321
Dividends and/or distributions to shareholders:
Class A	(3,757,192)	(12,441,474)
Class C	(180,097)	(407,098)
Class I	(204,629)	(378,651)
Class R	(6,665)	(11,831)
Class R3	(3,542,027)	(17,018)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(7,690,610)	(13,256,072)
Capital share transactions:
Proceeds from shares sold:
Class A	4,685,420	8,763,723
Class C	951,365	1,363,314
Class I	1,092,197	2,895,277
Class R	9,555	17,954
Class R3	216,225,773	1,317,010
	222,964,310	14,357,278
Dividends and/or distributions reinvested:
Class A	3,544,915	11,979,809
Class C	178,752	404,090
Class I	201,415	375,675
Class R	6,665	11,831
Class R3	3,542,027	17,018
	7,473,774	12,788,423
Cost of shares redeemed:
Class A	(178,314,206)	(68,923,912)
Class C	(1,022,873)	(4,386,336)
Class I	(1,615,987)	(3,651,869)
Class R	(1,693)	(23,807)
Class R3	(12,285,301)	(780,658)
	(193,240,060)	(77,766,582)
Automatic conversions:
Class A	1,566,357	4,355,993
Class C	(1,566,357)	(4,355,993)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	37,198,024	(50,620,881)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	1,496 (A)
Class C	—	264 (A)
Class R	—	624 (A)
	—	2,384
Net increase (decrease) in net assets	36,806,117	11,048,752
Net assets:
Beginning of period/year	443,643,601	432,594,849
End of period/year	$480,449,718	$443,643,601
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	441,842	845,857
Class C	90,634	132,542
Class I	101,648	277,228
Class R	881	1,701
Class R3	20,247,122	126,542
	20,882,127	1,383,870
Shares reinvested:
Class A	334,808	1,154,167
Class C	17,088	39,492
Class I	18,878	35,917
Class R	620	1,122
Class R3	334,561	1,630
	705,955	1,232,328
Shares redeemed:
Class A	(16,719,230)	(6,707,204)
Class C	(96,775)	(434,956)
Class I	(150,200)	(355,106)
Class R	(157)	(2,294)
Class R3	(1,158,695)	(76,551)
	(18,125,057)	(7,576,111)
Automatic conversions:
Class A	146,010	427,067
Class C	(147,888)	(432,398)
	(1,878)	(5,331)
Net increase (decrease) in shares outstanding:
Class A	(15,796,570)	(4,280,113)
Class C	(136,941)	(695,320)
Class I	(29,674)	(41,961)
Class R	1,344	529
Class R3	19,422,988	51,621
	3,461,147	(4,965,244)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$10.61	$9.25	$9.22	$12.13	$11.04	$10.76
Investment operations:
Net investment income (loss) (A)	0.16	0.31	0.20	0.29	0.27	0.19
Net realized and unrealized gain (loss)	(0.00)(B)	1.36	0.04	(2.30)	1.33	0.47
Total investment operations	0.16	1.67	0.24	(2.01)	1.60	0.66
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.31)	(0.21)	(0.29)	(0.27)	(0.19)
Net realized gains	—	—	—	(0.61)	(0.24)	(0.19)
Total dividends and/or distributions to shareholders	(0.16)	(0.31)	(0.21)	(0.90)	(0.51)	(0.38)
Net asset value, end of period/year	$10.61	$10.61	$9.25	$9.22	$12.13	$11.04
Total return (E)	1.51%(F)	18.11%(C)	2.60%	(17.75)%(D)	14.80%	6.32%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$245,288	$412,873	$399,522	$460,692	$637,631	$586,536
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.49%(H)	0.47%	0.48%	0.47%	0.45%	0.48%
Including waiver and/or reimbursement and recapture	0.49%(H)	0.47%	0.48%(I)	0.47%(I)	0.45%	0.48%
Net investment income (loss) to average net assets	3.04%(H)	2.99%	2.09%	2.76%	2.32%	1.78%
Portfolio turnover rate	12%(F)	16%	17%	51%	6%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$10.49	$9.14	$9.11	$11.99	$10.91	$10.68
Investment operations:
Net investment income (loss) (A)	0.13	0.23	0.12	0.21	0.23	0.12
Net realized and unrealized gain (loss)	(0.02)	1.34	0.04	(2.27)	1.27	0.44
Total investment operations	0.11	1.57	0.16	(2.06)	1.50	0.56
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.22)	(0.13)	(0.21)	(0.18)	(0.14)
Net realized gains	—	—	—	(0.61)	(0.24)	(0.19)
Total dividends and/or distributions to shareholders	(0.12)	(0.22)	(0.13)	(0.82)	(0.42)	(0.33)
Net asset value, end of period/year	$10.48	$10.49	$9.14	$9.11	$11.99	$10.91
Total return (E)	1.07%(F)	17.24%(C)	1.77%	(18.38)%(D)	13.98%	5.37%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,216	$16,661	$20,880	$29,806	$50,580	$87,565
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.28%(H)	1.28%	1.28%	1.26%	1.23%	1.25%
Including waiver and/or reimbursement and recapture	1.28%(H)	1.28%	1.27%	1.26%(I)	1.23%	1.25%
Net investment income (loss) to average net assets	2.41%(H)	2.22%	1.30%	2.07%	1.96%	1.12%
Portfolio turnover rate	12%(F)	16%	17%	51%	6%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$10.69	$9.31	$9.27	$12.18	$11.08	$10.80
Investment operations:
Net investment income (loss) (A)	0.19	0.34	0.23	0.33	0.30	0.22
Net realized and unrealized gain (loss)	(0.01)	1.37	0.05	(2.32)	1.34	0.46
Total investment operations	0.18	1.71	0.28	(1.99)	1.64	0.68
Contributions from affiliate	—	—	—	0.03 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.33)	(0.24)	(0.34)	(0.30)	(0.21)
Net realized gains	—	—	—	(0.61)	(0.24)	(0.19)
Total dividends and/or distributions to shareholders	(0.18)	(0.33)	(0.24)	(0.95)	(0.54)	(0.40)
Net asset value, end of period/year	$10.69	$10.69	$9.31	$9.27	$12.18	$11.08
Total return	1.66%(C)	18.46%	2.93%	(17.25)%(B)	15.07%	6.48%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,330	$12,647	$11,401	$13,009	$19,731	$15,655
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.26%(E)	0.26%	0.26%	0.25%	0.24%	0.26%
Including waiver and/or reimbursement and recapture	0.16%(E)(F)	0.16%(F)	0.16%(F)	0.16%(G)	0.15%(G)	0.24%(G)
Net investment income (loss) to average net assets	3.53%(E)	3.31%	2.42%	3.17%	2.55%	2.04%
Portfolio turnover rate	12%(C)	16%	17%	51%	6%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.29%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$10.78	$9.38	$9.34	$12.27	$11.16	$10.89
Investment operations:
Net investment income (loss) (A)	0.16	0.29	0.18	0.28	0.25	0.15
Net realized and unrealized gain (loss)	(0.02)	1.38	0.05	(2.34)	1.34	0.48
Total investment operations	0.14	1.67	0.23	(2.06)	1.59	0.63
Contributions from affiliate	—	0.01 (B)	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.28)	(0.19)	(0.26)	(0.24)	(0.17)
Net realized gains	—	—	—	(0.61)	(0.24)	(0.19)
Total dividends and/or distributions to shareholders	(0.15)	(0.28)	(0.19)	(0.87)	(0.48)	(0.36)
Net asset value, end of period/year	$10.77	$10.78	$9.38	$9.34	$12.27	$11.16
Total return	1.32%(C)	17.98%(B)	2.38%	(17.97)%	14.50%	5.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$481	$467	$401	$547	$916	$873
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.72%(E)	0.73%	0.75%	0.72%	0.71%	0.76%
Including waiver and/or reimbursement and recapture	0.72%(E)	0.73%	0.75%(F)	0.72%	0.71%	0.76%
Net investment income (loss) to average net assets	2.97%(E)	2.73%	1.83%	2.67%	2.09%	1.42%
Portfolio turnover rate	12%(C)	16%	17%	51%	6%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.14%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$10.62	$9.26	$9.24	$10.66
Investment operations:
Net investment income (loss) (B)	0.20	0.31	0.22	0.11
Net realized and unrealized gain (loss)	(0.03)	1.37	0.03	(1.45)
Total investment operations	0.17	1.68	0.25	(1.34)
Contributions from affiliate	—	—	—	0.00
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.32)	(0.23)	(0.08)
Net asset value, end of period/year	$10.61	$10.62	$9.26	$9.24
Total return	1.58%(C)	18.25%	2.66%	(12.57)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$207,135	$996	$391	$63
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.56%(E)	0.56%	0.56%	0.55%(E)
Including waiver and/or reimbursement and recapture	0.35%(E)	0.35%	0.35%	0.35%(E)
Net investment income (loss) to average net assets	3.81%(E)	3.00%	2.24%	1.78%(E)
Portfolio turnover rate	12%(C)	16%	17%	51%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Conservative Portfolio (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust and also invests in index-based exchange-traded Funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2025 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$468,450	$—	$2,892	$—	$—	$471,342
Total	$468,450	$—	$2,892	$—	$—	$471,342

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(185,752)	$—	$—	$(185,752)
Total	$—	$—	$(185,752)	$—	$—	$(185,752)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$58,574	$—	$902,610	$—	$—	$961,184
Total	$58,574	$—	$902,610	$—	$—	$961,184
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$721,520	$—	$(370,758)	$—	$—	$350,762
Total	$721,520	$—	$(370,758)	$—	$—	$350,762
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2025.
Futures contracts:
Average notional value of contracts — long	$30,782,774
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$336,315	0.07%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.52%	March 1, 2026
Class C	1.31	March 1, 2026
Class I	0.30	March 1, 2026
Class R	0.77	March 1, 2026
Class R3	0.35	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R3	$—	$—	$—	$158,981	$158,981

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25

(A)	12b-1 fees are not applicable for Class I.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$38,077	$797
Class C	—	265
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. These amounts are not subject to recapture by TAM.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$150,518	$34,215
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$78,883,168	$56,300,000
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$453,710,483	$39,318,525	$(14,799,843)	$24,518,682
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
12. SUBSEQUENT EVENT
Effective as of the close of business on June 20, 2025, Transamerica Asset Allocation - Conservative Portfolio acquired all of the assets and liabilities of each of Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income pursuant to a Plan of Reorganization. Transamerica Asset Allocation - Conservative Portfolio is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Transamerica Asset Allocation - Conservative Portfolio for shares of Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income following the close of business on June 20, 2025. The cost basis of the investments received from Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income were carried forward to align ongoing reporting of Transamerica Asset Allocation - Conservative Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
12. SUBSEQUENT EVENT (continued)
Shares issued to Transamerica ClearTrack®2025 and Transamerica ClearTrack® Retirement Income shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Conservative Portfolio, were as follows:
Transamerica ClearTrack® 2025 Class	Transamerica ClearTrack® 2025 Shares	Transamerica ClearTrack® Retirement Income Class	Transamerica ClearTrack® Retirement Income Shares	Transamerica Asset Allocation - Conservative Portfolio Class	Transamerica Asset Allocation - Conservative Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	7,815,323	Class R3	15,626,301	Class R3	18,204,468	$198,667,178	0.78

(A)
Calculated by dividing the surviving Fund's shares issuable by the two acquired Funds (6,136,714 from ClearTrack® 2025 and 12,067,754 from
ClearTrack® Retirement Income). The 0.78 exchange ratio is a weighted ratio. ClearTrack® 2025's specific ratio is 0.79 and ClearTrack® Retirement
Income's ratio is 0.77.

The net assets of Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Conservative Portfolio. These amounts were as follows:
Transamerica ClearTrack®2025 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack® Retirement Income Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2025 Net Assets	Transamerica ClearTrack® Retirement Income Net Assets	Transamerica Asset Allocation - Conservative Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$449,767	$2,438,714	$66,970,577	$131,696,601	$487,224,781	$685,891,959
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Conservative Portfolio

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453813 AA CONS PORT 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Asset Allocation - Growth Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.6%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	874	$ 987
International Equity Funds - 27.8%
Transamerica Emerging Markets Equity (B)	1,924,013	16,450,308
Transamerica International Equity (B)	4,806,761	109,209,601
Transamerica International Focus (B)	5,169,676	35,050,407
Transamerica International Small Cap Value (B)	730,380	11,744,503
Transamerica International Stock (B)	8,597,981	110,570,041
		283,024,860
U.S. Equity Funds - 69.1%
Transamerica Capital Growth (A)(B)	1,819,549	20,087,824
Transamerica Large Cap Value (B)	20,461,463	289,120,466
Transamerica Mid Cap Growth (B)	1,702,890	16,535,066
Transamerica Mid Cap Value Opportunities (B)	1,235,460	13,058,811
Transamerica Small Cap Growth (B)	1,954,197	11,060,753
Transamerica Small Cap Value (B)	2,393,112	10,362,176
Transamerica Sustainable Equity Income (B)	4,304,314	33,530,607
Transamerica US Growth (B)	11,147,796	309,574,291
		703,329,994
U.S. Mixed Allocation Fund - 1.7%
Transamerica Energy Infrastructure (B)	2,004,434	17,177,997
Total Investment Companies (Cost $794,086,341)		1,003,533,838
	Shares	Value
EXCHANGE-TRADED FUNDS - 0.1%
U.S. Equity Funds - 0.1%
Alerian MLP ETF	9,720	$ 468,893
Health Care Select Sector SPDR Fund	8,875	1,246,671
Total Exchange-Traded Funds (Cost $1,686,342)		1,715,564

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 1.80% (E), dated 04/30/2025, to be repurchased at $9,933,867 on 05/01/2025. Collateralized by a U.S. Government Obligation, 3.75%, due 08/31/2031, and with a value of $10,132,174.	$ 9,933,370	9,933,370
Total Repurchase Agreement (Cost $9,933,370)		9,933,370
Total Investments (Cost $805,706,053)		1,015,182,772
Net Other Assets (Liabilities) - 0.3%		2,902,271
Net Assets - 100.0%		$ 1,018,085,043
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EURO STOXX 50® Index	90	06/20/2025	$5,521,999	$5,206,921	$—	$(315,078)
S&P 500® E-Mini Index	124	06/20/2025	34,591,249	34,639,400	48,151	—
TOPIX Index	3	06/12/2025	554,726	559,064	4,338	—
Total Futures Contracts					$52,489	$(315,078)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,003,532,851	$—	$—	$1,003,532,851
Exchange-Traded Funds	1,715,564	—	—	1,715,564
Repurchase Agreement	—	9,933,370	—	9,933,370
Total	$1,005,248,415	$9,933,370	$—	$1,015,181,785
Investment Companies Measured at Net Asset Value (C)				987
Total Investments				$1,015,182,772
Other Financial Instruments
Futures Contracts (G)	$52,489	$—	$—	$52,489
Total Other Financial Instruments	$52,489	$—	$—	$52,489
LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(315,078)	$—	$—	$(315,078)
Total Other Financial Instruments	$(315,078)	$—	$—	$(315,078)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2025	Shares as of April 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$23,847,106	$—	$(8,000,000)	$1,457,852	$2,782,866	$20,087,824	1,819,549	$—	$—
Transamerica Emerging Markets Equity	25,593,863	37,870	(10,000,000)	(1,988,537)	2,807,112	16,450,308	1,924,013	37,869	—
Transamerica Energy Infrastructure	16,297,181	10,188	—	—	870,628	17,177,997	2,004,434	366,555	—
Transamerica Global Allocation Liquidating Trust	1,051	—	—	—	(64)	987	874	—	—
Transamerica International Equity	92,321,738	10,749,770	(1,000,000)	108,628	7,029,465	109,209,601	4,806,761	2,449,811	299,959
Transamerica International Focus	42,006,903	6,187,035	(8,000,000)	633,245	(5,776,776)	35,050,407	5,169,677	570,843	5,616,192
Transamerica International Small Cap Value	7,416,361	3,420,796	—	—	907,346	11,744,503	730,380	316,061	104,736
Transamerica International Stock	104,404,955	9,139,216	(8,500,000)	493,697	5,032,173	110,570,041	8,597,981	2,975,584	3,163,632
Transamerica Large Cap Value	283,933,591	42,929,042	(20,000,000)	(1,601,269)	(16,140,898)	289,120,466	20,461,463	3,394,591	3,534,451
Transamerica Mid Cap Growth	16,427,321	676,747	—	—	(569,002)	16,535,066	1,702,890	—	676,747
Transamerica Mid Cap Value Opportunities	13,137,662	1,212,543	—	—	(1,291,394)	13,058,811	1,235,460	199,531	1,013,012
Transamerica Small Cap Growth	7,071,677	5,825,135	—	—	(1,836,059)	11,060,753	1,954,197	—	825,135
Transamerica Small Cap Value	7,839,820	5,739,264	—	—	(3,216,908)	10,362,176	2,393,112	147,043	1,592,221
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2025	Shares as of April 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Sustainable Equity Income	$33,226,135	$3,484,303	$—	$—	$(3,179,831)	$33,530,607	4,304,314	$241,732	$2,242,570
Transamerica US Growth	292,629,356	82,378,382	(12,000,000)	(420,822)	(53,012,625)	309,574,291	11,147,796	504,748	41,873,635
Total	$966,154,720	$171,790,291	$(67,500,000)	$(1,317,206)	$(65,593,967)	$1,003,533,838	68,252,901	$11,204,368	$60,942,290

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At April 30, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$8,994	$987	0.0%*

(E)	Rate disclosed reflects the yield at April 30, 2025.
(F)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $794,086,341)	$1,003,533,838
Unaffiliated investments, at value (cost $1,686,342)	1,715,564
Repurchase agreement, at value (cost $9,933,370)	9,933,370
Cash collateral pledged at broker for:
Futures contracts	3,434,780
Receivables and other assets:
Affiliated investments sold	3,000,000
Shares of beneficial interest sold	52,781
Interest	497
Variation margin receivable on futures contracts	218,475
Prepaid expenses	29,556
Total assets	1,021,918,861
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	3,000,000
Shares of beneficial interest redeemed	206,858
Due to custodian	197,515
Investment management fees	59,218
Distribution and service fees	217,204
Transfer agent fees	92,977
Trustee and CCO fees	3,653
Audit and tax fees	17,337
Custody fees	7,033
Legal fees	12,519
Printing and shareholder reports fees	6,092
Other accrued expenses	13,412
Total liabilities	3,833,818
Net assets	$1,018,085,043
Net assets consist of:
Paid-in capital	$757,006,737
Total distributable earnings (accumulated losses)	261,078,306
Net assets	$1,018,085,043
Net assets by class:
Class A	$806,008,049
Class C	39,915,712
Class I	37,235,141
Class R	686,077
Class R3	134,240,064
Shares outstanding (unlimited shares, no par value):
Class A	54,809,087
Class C	2,825,432
Class I	2,525,394
Class R	46,978
Class R3	9,160,464
Net asset value per share: (A)
Class A	$14.71
Class C	14.13
Class I	14.74
Class R	14.60
Class R3	14.65
Maximum offering price per share: (B)
Class A	$15.57

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$11,204,368
Dividend income from unaffiliated investments	29,190
Interest income from unaffiliated investments	146,339
Total investment income	11,379,897
Expenses:
Investment management fees	535,591
Distribution and service fees:
Class A	1,062,859
Class C	221,217
Class R	1,760
Class R3	123,333
Transfer agent fees:
Class A	377,863
Class C	37,621
Class I	20,291
Class R	299
Class R3	77,700
Trustee and CCO fees	20,934
Audit and tax fees	17,975
Custody fees	5,304
Legal fees	32,314
Printing and shareholder reports fees	29,197
Registration fees	49,278
Other	22,276
Total expenses before waiver and/or reimbursement and recapture	2,635,812
Expenses waived and/or reimbursed:
Class I	(18,540)
Class R3	(97,874)
Recapture of previously waived and/or reimbursed fees:
Class R3	1,400
Net expenses	2,520,798
Net investment income (loss)	8,859,099
Net realized gain (loss) on:
Affiliated investments	(1,317,206)
Unaffiliated investments	721,884
Capital gain distributions received from affiliated investment companies	60,942,290
Futures contracts	(1,154,690)
Net realized gain (loss)	59,192,278
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(65,593,967)
Unaffiliated investments	(53,790)
Futures contracts	(657,473)
Translation of assets and liabilities denominated in foreign currencies	(8,148)
Net change in unrealized appreciation (depreciation)	(66,313,378)
Net realized and change in unrealized gain (loss)	(7,121,100)
Net increase (decrease) in net assets resulting from operations	$1,737,999
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$8,859,099	$9,746,310
Net realized gain (loss)	59,192,278	46,043,388
Net change in unrealized appreciation (depreciation)	(66,313,378)	200,095,873
Net increase (decrease) in net assets resulting from operations	1,737,999	255,885,571
Dividends and/or distributions to shareholders:
Class A	(41,643,286)	(22,806,662)
Class C	(1,970,333)	(1,019,798)
Class I	(2,057,764)	(980,611)
Class R	(33,562)	(16,247)
Class R3	(7,464,646)	(50,029)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(53,169,591)	(24,873,347)
Capital share transactions:
Proceeds from shares sold:
Class A	13,462,401	21,700,569
Class C	2,653,512	6,175,838
Class I	3,600,879	14,047,279
Class R	59,117	28,095
Class R3	141,191,274	1,817,839
	160,967,183	43,769,620
Dividends and/or distributions reinvested:
Class A	40,003,669	21,909,568
Class C	1,969,527	1,019,185
Class I	2,020,993	957,890
Class R	33,562	16,247
Class R3	7,464,646	50,029
	51,492,397	23,952,919
Cost of shares redeemed:
Class A	(101,577,254)	(125,451,752)
Class C	(4,669,085)	(10,777,587)
Class I	(6,899,911)	(12,794,663)
Class R	(69,674)	(107,156)
Class R3	(7,730,705)	(424,744)
	(120,946,629)	(149,555,902)
Automatic conversions:
Class A	4,963,882	11,357,645
Class C	(4,963,882)	(11,357,645)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	91,512,951	(81,833,363)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	3,606 (A)
Class C	—	930 (A)
Class R	—	708 (A)
	—	5,244
Net increase (decrease) in net assets	40,081,359	149,184,105
Net assets:
Beginning of period/year	978,003,684	828,819,579
End of period/year	$1,018,085,043	$978,003,684
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	894,318	1,520,224
Class C	182,583	448,282
Class I	237,036	934,454
Class R	3,903	1,954
Class R3	8,957,519	123,260
	10,275,359	3,028,174
Shares reinvested:
Class A	2,672,256	1,637,486
Class C	136,583	78,884
Class I	134,823	71,538
Class R	2,255	1,222
Class R3	500,647	3,745
	3,446,564	1,792,875
Shares redeemed:
Class A	(6,577,301)	(8,746,651)
Class C	(320,596)	(785,316)
Class I	(453,101)	(877,481)
Class R	(4,461)	(7,374)
Class R3	(522,668)	(29,454)
	(7,878,127)	(10,446,276)
Automatic conversions:
Class A	323,383	798,587
Class C	(336,601)	(830,646)
	(13,218)	(32,059)
Net increase (decrease) in shares outstanding:
Class A	(2,687,344)	(4,790,354)
Class C	(338,031)	(1,088,796)
Class I	(81,242)	128,511
Class R	1,697	(4,198)
Class R3	8,935,498	97,551
	5,830,578	(5,657,286)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$15.42	$12.01	$12.09	$16.86	$12.53	$13.01
Investment operations:
Net investment income (loss) (A)	0.12	0.15	0.06	0.46	0.06	0.17
Net realized and unrealized gain (loss)	(0.06)	3.63	0.86	(3.95)	4.86	0.48
Total investment operations	0.06	3.78	0.92	(3.49)	4.92	0.65
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.17)	(0.06)	(0.47)	(0.10)	(0.21)
Net realized gains	(0.65)	(0.20)	(0.94)	(0.81)	(0.49)	(0.92)
Total dividends and/or distributions to shareholders	(0.77)	(0.37)	(1.00)	(1.28)	(0.59)	(1.13)
Net asset value, end of period/year	$14.71	$15.42	$12.01	$12.09	$16.86	$12.53
Total return (E)	0.31%(F)	31.97%(C)	7.98%	(22.39)%(D)	40.12%	5.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$806,008	$886,737	$747,924	$760,822	$1,072,922	$809,244
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.48%(H)	0.48%	0.50%	0.50%	0.48%	0.53%
Including waiver and/or reimbursement and recapture	0.48%(H)	0.48%	0.50%(I)	0.49%	0.48%	0.53%
Net investment income (loss) to average net assets	1.64%(H)	1.05%	0.51%	3.37%	0.41%	1.40%
Portfolio turnover rate	7%(F)	11%	8%	24%	8%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$14.78	$11.51	$11.66	$16.27	$12.11	$12.59
Investment operations:
Net investment income (loss) (A)	0.06	0.04	(0.03)	0.39	(0.03)	0.09
Net realized and unrealized gain (loss)	(0.06)	3.48	0.82	(3.89)	4.68	0.44
Total investment operations	—	3.52	0.79	(3.50)	4.65	0.53
Contributions from affiliate	—	0.00 (B)(C)	—	0.01 (D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	(0.05)	—	(0.31)	—	(0.09)
Net realized gains	(0.65)	(0.20)	(0.94)	(0.81)	(0.49)	(0.92)
Total dividends and/or distributions to shareholders	(0.65)	(0.25)	(0.94)	(1.12)	(0.49)	(1.01)
Net asset value, end of period/year	$14.13	$14.78	$11.51	$11.66	$16.27	$12.11
Total return (E)	(0.10)%(F)	30.92%(C)	7.07%	(23.00)%(D)	39.09%	4.13%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$39,916	$46,767	$48,950	$64,542	$116,319	$143,282
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.31%(H)	1.31%	1.33%	1.30%	1.26%	1.31%
Including waiver and/or reimbursement and recapture	1.31%(H)	1.31%	1.33%(I)	1.29%	1.26%	1.31%
Net investment income (loss) to average net assets	0.87%(H)	0.31%	(0.25)%	2.89%	(0.23)%	0.74%
Portfolio turnover rate	7%(F)	11%	8%	24%	8%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$15.48	$12.04	$12.11	$16.88	$12.53	$13.01
Investment operations:
Net investment income (loss) (A)	0.15	0.19	0.11	0.50	0.12	0.22
Net realized and unrealized gain (loss)	(0.08)	3.66	0.85	(3.95)	4.86	0.47
Total investment operations	0.07	3.85	0.96	(3.45)	4.98	0.69
Contributions from affiliate	—	—	—	0.02 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.21)	(0.09)	(0.53)	(0.14)	(0.25)
Net realized gains	(0.65)	(0.20)	(0.94)	(0.81)	(0.49)	(0.92)
Total dividends and/or distributions to shareholders	(0.81)	(0.41)	(1.03)	(1.34)	(0.63)	(1.17)
Net asset value, end of period/year	$14.74	$15.48	$12.04	$12.11	$16.88	$12.53
Total return	0.37%(C)	32.47%	8.37%	(22.01)%(B)	40.62%	5.31%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$37,235	$40,340	$29,828	$30,933	$42,252	$32,886
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.24%(E)	0.24%	0.25%	0.25%	0.24%	0.26%
Including waiver and/or reimbursement and recapture	0.15%(E)(F)	0.15%(F)	0.15%(F)	0.15%(G)	0.15%(G)	0.25%(G)
Net investment income (loss) to average net assets	2.01%(E)	1.35%	0.86%	3.65%	0.77%	1.81%
Portfolio turnover rate	7%(C)	11%	8%	24%	8%	26%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.14%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$15.31	$11.90	$11.96	$16.70	$12.41	$12.89
Investment operations:
Net investment income (loss) (A)	0.11	0.12	0.04	0.47	0.04	0.14
Net realized and unrealized gain (loss)	(0.08)	3.61	0.85	(3.98)	4.81	0.47
Total investment operations	0.03	3.73	0.89	(3.51)	4.85	0.61
Contributions from affiliate	—	0.01 (B)	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.13)	(0.01)	(0.42)	(0.07)	(0.17)
Net realized gains	(0.65)	(0.20)	(0.94)	(0.81)	(0.49)	(0.92)
Total dividends and/or distributions to shareholders	(0.74)	(0.33)	(0.95)	(1.23)	(0.56)	(1.09)
Net asset value, end of period/year	$14.60	$15.31	$11.90	$11.96	$16.70	$12.41
Total return	0.09%(C)	31.84%(B)	7.76%	(22.64)%	39.84%	4.72%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$686	$693	$589	$750	$1,519	$1,625
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.72%(E)	0.73%	0.75%	0.73%	0.72%	0.76%
Including waiver and/or reimbursement and recapture	0.72%(E)	0.73%	0.75%(F)	0.73%	0.72%	0.76%
Net investment income (loss) to average net assets	1.41%(E)	0.81%	0.29%	3.43%	0.26%	1.17%
Portfolio turnover rate	7%(C)	11%	8%	24%	8%	26%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.10%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$15.41	$12.00	$12.10	$13.86
Investment operations:
Net investment income (loss) (B)	0.19	0.13	0.02	0.02
Net realized and unrealized gain (loss)	(0.12)	3.68	0.91	(1.78)
Total investment operations	0.07	3.81	0.93	(1.76)
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.20)	(0.09)	—
Net realized gains	(0.65)	(0.20)	(0.94)	—
Total dividends and/or distributions to shareholders	(0.83)	(0.40)	(1.03)	—
Net asset value, end of period/year	$14.65	$15.41	$12.00	$12.10
Total return	0.33%(C)	32.22%	8.05%	(12.70)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$134,240	$3,467	$1,529	$186
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.55%(E)	0.55%	0.55%	0.55%(E)
Including waiver and/or reimbursement and recapture	0.35%(E)	0.35%	0.35%	0.35%(E)
Net investment income (loss) to average net assets	2.65%(E)	0.92%	0.16%	0.24%(E)
Portfolio turnover rate	7%(C)	11%	8%	24%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Growth Portfolio (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust and also invests in index-based exchange-traded Funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2025 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$52,489	$—	$—	$52,489
Total	$—	$—	$52,489	$—	$—	$52,489

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(315,078)	$—	$—	$(315,078)
Total	$—	$—	$(315,078)	$—	$—	$(315,078)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(1,154,690)	$—	$—	$(1,154,690)
Total	$—	$—	$(1,154,690)	$—	$—	$(1,154,690)
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(657,473)	$—	$—	$(657,473)
Total	$—	$—	$(657,473)	$—	$—	$(657,473)
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2025.
Futures contracts:
Average notional value of contracts — long	$39,643,629
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.55%	March 1, 2026
Class C	1.35	March 1, 2026
Class I	0.30	March 1, 2026
Class R	0.78	March 1, 2026
Class R3	0.35	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R3	$—	$1,046	$4,772	$97,874	$103,692

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25

(A)	12b-1 fees are not applicable for Class I.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$190,694	$1,007
Class C	—	3,841
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. These amounts are not subject to recapture by TAM.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$432,480	$74,673
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$100,542,340	$67,500,000
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$805,706,053	$216,853,342	$(7,639,212)	$209,214,130
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
12. SUBSEQUENT EVENT
Effective as of the close of business on June 20, 2025, Transamerica Asset Allocation - Growth Portfolio acquired all of the assets and liabilities of each of Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050 pursuant to a Plan of Reorganization. Transamerica Asset Allocation - Growth Portfolio is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Transamerica Asset Allocation - Growth Portfolio for shares of Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050 following the close of business on June 20, 2025. The cost basis of the investments received from Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050 were carried forward to align ongoing reporting of Transamerica Asset Allocation - Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
12. SUBSEQUENT EVENT (continued)
Shares issued to Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050 shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Growth Portfolio, were as follows:
Transamerica ClearTrack® 2045 Class	Transamerica ClearTrack® 2045 Shares	Transamerica ClearTrack® 2050 Class	Transamerica ClearTrack® 2050 Shares	Transamerica Asset Allocation - Growth Portfolio Class	Transamerica Asset Allocation - Growth Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	7,529,359	Class R3	5,973,697	Class R3	6,119,119	$96,235,991	0.45

(A)
Calculated by dividing the surviving Fund's shares issuable by the two acquired Funds (3,405,745 from ClearTrack® 2045 and 2,713,374 from
ClearTrack® 2050). The 0.45 exchange ratio is a weighted ratio. ClearTrack® 2045's specific ratio is 0.45 and ClearTrack® 2050's ratio is 0.45.

The net assets of Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Growth Portfolio. These amounts were as follows:
Transamerica ClearTrack®2045 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2050 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2045 Net Assets	Transamerica ClearTrack®2050 Net Assets	Transamerica Asset Allocation - Growth Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$4,020,950	$3,473,655	$53,562,496	$42,673,495	$1,079,833,626	$1,176,069,617
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Growth Portfolio

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453813 AA GROWTH PORT 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Asset Allocation - Moderate Growth Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.3%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	5,843	$ 6,595
International Equity Funds - 21.2%
Transamerica Emerging Markets Equity (B)	4,352,675	37,215,374
Transamerica International Equity (B)	4,082,413	92,752,418
Transamerica International Focus (B)	5,908,230	40,057,796
Transamerica International Small Cap Value (B)	400,624	6,442,040
Transamerica International Stock (B)	8,973,331	115,397,039
		291,864,667
International Fixed Income Fund - 2.5%
Transamerica Emerging Markets Debt (B)	3,770,695	34,049,374
U.S. Equity Funds - 50.6%
Transamerica Capital Growth (A)(B)	2,236,368	24,689,502
Transamerica Large Cap Value (B)	20,859,951	294,751,112
Transamerica Mid Cap Growth (B)	1,436,993	13,953,203
Transamerica Mid Cap Value Opportunities (B)	644,655	6,813,998
Transamerica Small Cap Growth (B)	1,238,403	7,009,358
Transamerica Small Cap Value (B)	1,515,805	6,563,437
Transamerica Sustainable Equity Income (B)	4,642,039	36,161,487
Transamerica US Growth (B)	10,989,337	305,173,884
		695,115,981
U.S. Fixed Income Funds - 21.8%
Transamerica Bond (B)	6,797,677	54,653,328
Transamerica Core Bond (B)	17,929,784	153,658,246
Transamerica Floating Rate (B)	1,554,125	13,769,545
Transamerica High Yield Bond (B)	105,940	847,520
Transamerica Inflation Opportunities (B)	5,187,352	51,147,288
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Long Credit (B)	2,793,063	$ 25,752,042
Transamerica Short-Term Bond (B)	2,382	23,511
		299,851,480
U.S. Mixed Allocation Fund - 1.2%
Transamerica Energy Infrastructure (B)	1,972,391	16,903,396
Total Investment Companies (Cost $1,097,159,600)		1,337,791,493
EXCHANGE-TRADED FUNDS - 0.3%
U.S. Equity Funds - 0.3%
Alerian MLP ETF	15,241	735,226
Health Care Select Sector SPDR Fund	23,266	3,268,175
Total Exchange-Traded Funds (Cost $3,983,916)		4,003,401

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 1.80% (E), dated 04/30/2025, to be repurchased at $30,359,647 on 05/01/2025. Collateralized by a U.S. Government Obligation, 4.00%, due 11/15/2042, and with a value of $30,965,400.	$ 30,358,129	30,358,129
Total Repurchase Agreement (Cost $30,358,129)		30,358,129
Total Investments (Cost $1,131,501,645)		1,372,153,023
Net Other Assets (Liabilities) - 0.2%		2,519,057
Net Assets - 100.0%		$ 1,374,672,080
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	644	06/18/2025	$71,131,608	$72,268,875	$1,137,267	$—
EURO STOXX 50® Index	121	06/20/2025	7,424,103	7,000,416	—	(423,687)
S&P 500® E-Mini Index	18	06/20/2025	5,122,885	5,028,300	—	(94,585)
TOPIX Index	8	06/12/2025	1,479,269	1,490,838	11,569	—
Total Futures Contracts					$1,148,836	$(518,272)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,337,784,898	$—	$—	$1,337,784,898
Exchange-Traded Funds	4,003,401	—	—	4,003,401
Repurchase Agreement	—	30,358,129	—	30,358,129
Total	$1,341,788,299	$30,358,129	$—	$1,372,146,428
Investment Companies Measured at Net Asset Value (C)				6,595
Total Investments				$1,372,153,023
Other Financial Instruments
Futures Contracts (G)	$1,148,836	$—	$—	$1,148,836
Total Other Financial Instruments	$1,148,836	$—	$—	$1,148,836
LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(518,272)	$—	$—	$(518,272)
Total Other Financial Instruments	$(518,272)	$—	$—	$(518,272)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2025	Shares as of April 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$77,319,871	$5,697,029	$(28,000,000)	$(2,859,071)	$2,495,499	$54,653,328	6,797,677	$1,496,410	$—
Transamerica Capital Growth	32,507,071	—	(14,000,000)	2,648,510	3,533,921	24,689,502	2,236,368	—	—
Transamerica Core Bond	179,117,166	27,025,520	(52,000,000)	(6,077,842)	5,593,402	153,658,246	17,929,784	3,427,752	—
Transamerica Emerging Markets Debt	51,850,132	2,012,125	(18,000,000)	(690,076)	(1,122,807)	34,049,374	3,770,695	2,012,125	—
Transamerica Emerging Markets Equity	26,171,471	9,038,725	—	—	2,005,178	37,215,374	4,352,675	38,725	—
Transamerica Energy Infrastructure	16,036,660	10,627	—	—	856,109	16,903,396	1,972,391	360,694	—
Transamerica Floating Rate	8,122,162	5,932,364	—	—	(284,981)	13,769,545	1,554,125	432,364	—
Transamerica Global Allocation Liquidating Trust	7,024	—	—	—	(429)	6,595	5,843	—	—
Transamerica High Yield Bond	14,237,171	423,366	(13,400,000)	(319,959)	(93,058)	847,520	105,940	421,944	—
Transamerica Inflation Opportunities	50,926,081	802,854	(1,000,000)	(18,893)	437,246	51,147,288	5,187,352	802,854	—
Transamerica International Equity	91,614,147	7,728,695	(13,000,000)	3,038,083	3,371,493	92,752,418	4,082,413	2,431,035	297,660
Transamerica International Focus	45,421,599	7,693,711	(6,500,000)	(1,153,499)	(5,404,015)	40,057,796	5,908,230	709,855	6,983,856
Transamerica International Small Cap Value	7,661,731	434,719	(2,000,000)	488,347	(142,757)	6,442,040	400,624	326,518	108,201
Transamerica International Stock	112,611,347	6,621,767	(9,500,000)	1,224,774	4,439,151	115,397,039	8,973,331	3,209,469	3,412,299
Transamerica Large Cap Value	297,184,396	23,992,001	(9,500,000)	1,945,504	(18,870,789)	294,751,112	20,859,951	3,406,530	3,585,469
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2025	Shares as of April 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Long Credit	$44,741,648	$1,202,530	$(18,000,000)	$(1,355,337)	$(836,799)	$25,752,042	2,793,063	$1,199,587	$468
Transamerica Mid Cap Growth	13,862,282	571,076	—	—	(480,155)	13,953,203	1,436,993	—	571,076
Transamerica Mid Cap Value Opportunities	6,855,143	632,697	—	—	(673,842)	6,813,998	644,655	104,114	528,583
Transamerica Short-Term Bond	22,837	510	—	—	164	23,511	2,382	510	—
Transamerica Small Cap Growth	9,176,448	1,070,723	(2,000,000)	(755,690)	(482,123)	7,009,358	1,238,403	—	1,070,723
Transamerica Small Cap Value	7,415,930	1,645,224	—	—	(2,497,717)	6,563,437	1,515,805	139,093	1,506,132
Transamerica Sustainable Equity Income	36,871,733	2,752,728	—	—	(3,462,974)	36,161,487	4,642,039	264,101	2,488,627
Transamerica US Growth	304,249,657	66,061,037	(13,500,000)	1,865,365	(53,502,175)	305,173,884	10,989,337	512,879	42,548,159
Total	$1,433,983,707	$171,350,028	$(200,400,000)	$(2,019,784)	$(65,122,458)	$1,337,791,493	107,400,076	$21,296,559	$63,101,253

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At April 30, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$6,595	0.0%*

(E)	Rate disclosed reflects the yield at April 30, 2025.
(F)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $1,097,159,600)	$1,337,791,493
Unaffiliated investments, at value (cost $3,983,916)	4,003,401
Repurchase agreement, at value (cost $30,358,129)	30,358,129
Cash collateral pledged at broker for:
Futures contracts	2,420,291
Receivables and other assets:
Affiliated investments sold	5,000,000
Shares of beneficial interest sold	439,395
Dividends from affiliated investments	966,141
Interest	1,518
Variation margin receivable on futures contracts	234,479
Prepaid expenses	29,185
Total assets	1,381,244,032
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	4,968,426
Shares of beneficial interest redeemed	638,170
Due to custodian	364,311
Investment management fees	91,595
Distribution and service fees	295,704
Transfer agent fees	120,023
Trustee and CCO fees	5,312
Audit and tax fees	20,927
Custody fees	10,881
Legal fees	22,365
Printing and shareholder reports fees	13,054
Other accrued expenses	21,184
Total liabilities	6,571,952
Net assets	$1,374,672,080
Net assets consist of:
Paid-in capital	$1,085,066,000
Total distributable earnings (accumulated losses)	289,606,080
Net assets	$1,374,672,080
Net assets by class:
Class A	$1,159,593,634
Class C	52,904,880
Class I	52,240,864
Class R	1,548,982
Class R3	108,383,720
Shares outstanding (unlimited shares, no par value):
Class A	90,653,292
Class C	4,036,601
Class I	4,076,878
Class R	121,107
Class R3	8,497,524
Net asset value per share: (A)
Class A	$12.79
Class C	13.11
Class I	12.81
Class R	12.79
Class R3	12.75
Maximum offering price per share: (B)
Class A	$13.53

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$21,296,559
Dividend income from unaffiliated investments	50,467
Interest income from unaffiliated investments	156,059
Total investment income	21,503,085
Expenses:
Investment management fees	725,273
Distribution and service fees:
Class A	1,540,740
Class C	288,795
Class R	4,014
Class R3	97,358
Transfer agent fees:
Class A	509,701
Class C	44,241
Class I	26,928
Class R	477
Class R3	61,336
Trustee and CCO fees	29,473
Audit and tax fees	21,221
Custody fees	7,976
Legal fees	48,691
Printing and shareholder reports fees	43,915
Registration fees	50,514
Other	37,079
Total expenses before waiver and/or reimbursement and recapture	3,537,732
Expenses waived and/or reimbursed:
Class I	(24,593)
Class R3	(76,390)
Recapture of previously waived and/or reimbursed fees:
Class R3	1,530
Net expenses	3,438,279
Net investment income (loss)	18,064,806
Net realized gain (loss) on:
Affiliated investments	(2,019,784)
Unaffiliated investments	985,316
Capital gain distributions received from affiliated investment companies	63,101,253
Futures contracts	2,538,140
Net realized gain (loss)	64,604,925
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(65,122,458)
Unaffiliated investments	(113,603)
Futures contracts	815,481
Translation of assets and liabilities denominated in foreign currencies	36,355
Net change in unrealized appreciation (depreciation)	(64,384,225)
Net realized and change in unrealized gain (loss)	220,700
Net increase (decrease) in net assets resulting from operations	$18,285,506
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$18,064,806	$27,656,744
Net realized gain (loss)	64,604,925	63,206,459
Net change in unrealized appreciation (depreciation)	(64,384,225)	237,075,095
Net increase (decrease) in net assets resulting from operations	18,285,506	327,938,298
Dividends and/or distributions to shareholders:
Class A	(73,525,354)	(43,035,308)
Class C	(3,004,832)	(1,628,856)
Class I	(3,257,266)	(1,793,206)
Class R	(96,134)	(42,192)
Class R3	(7,119,734)	(35,515)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(87,003,320)	(46,535,077)
Capital share transactions:
Proceeds from shares sold:
Class A	13,342,184	20,818,250
Class C	3,026,990	5,581,140
Class I	7,085,366	9,950,504
Class R	16,681	203,818
Class R3	111,202,487	2,123,542
	134,673,708	38,677,254
Dividends and/or distributions reinvested:
Class A	70,026,457	41,035,631
Class C	2,998,421	1,622,347
Class I	3,215,678	1,770,149
Class R	95,152	41,727
Class R3	7,119,734	35,515
	83,455,442	44,505,369
Cost of shares redeemed:
Class A	(204,289,531)	(192,859,323)
Class C	(4,760,891)	(12,048,284)
Class I	(7,748,495)	(16,931,259)
Class R	(93,758)	(121,055)
Class R3	(5,019,358)	(715,235)
	(221,912,033)	(222,675,156)
Automatic conversions:
Class A	6,937,485	17,204,880
Class C	(6,937,485)	(17,204,880)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(3,782,883)	(139,492,533)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	2,804 (A)
Class C	—	1,722 (A)
Class R	—	1,592 (A)
	—	6,118
Net increase (decrease) in net assets	(72,500,697)	141,916,806
Net assets:
Beginning of period/year	1,447,172,777	1,305,255,971
End of period/year	$1,374,672,080	$1,447,172,777
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	1,023,392	1,653,032
Class C	225,495	431,809
Class I	545,326	772,611
Class R	1,273	15,340
Class R3	8,152,173	165,738
	9,947,659	3,038,530
Shares reinvested:
Class A	5,466,545	3,408,275
Class C	227,844	131,471
Class I	250,833	147,022
Class R	7,422	3,466
Class R3	557,536	2,952
	6,510,180	3,693,186
Shares redeemed:
Class A	(15,256,478)	(15,202,164)
Class C	(357,473)	(933,981)
Class I	(593,996)	(1,333,298)
Class R	(7,251)	(9,538)
Class R3	(389,461)	(56,636)
	(16,604,659)	(17,535,617)
Automatic conversions:
Class A	529,275	1,371,393
Class C	(516,967)	(1,344,118)
	12,308	27,275
Net increase (decrease) in shares outstanding:
Class A	(8,237,266)	(8,769,464)
Class C	(421,101)	(1,714,819)
Class I	202,163	(413,665)
Class R	1,444	9,268
Class R3	8,320,248	112,054
	(134,512)	(10,776,626)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$13.45	$11.02	$10.84	$14.72	$11.87	$12.05
Investment operations:
Net investment income (loss) (A)	0.16	0.25	0.14	0.37	0.17	0.18
Net realized and unrealized gain (loss)	(0.00)(B)(C)	2.59	0.43	(3.12)	3.21	0.50
Total investment operations	0.16	2.84	0.57	(2.75)	3.38	0.68
Contributions from affiliate	—	0.00 (B)(D)	—	0.00 (B)(E)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.25)	(0.22)	(0.12)	(0.38)	(0.15)	(0.23)
Net realized gains	(0.57)	(0.19)	(0.27)	(0.75)	(0.38)	(0.63)
Total dividends and/or distributions to shareholders	(0.82)	(0.41)	(0.39)	(1.13)	(0.53)	(0.86)
Net asset value, end of period/year	$12.79	$13.45	$11.02	$10.84	$14.72	$11.87
Total return (F)	1.20%(G)	26.18%(D)	5.33%	(20.18)%(E)	29.05%	5.75%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,159,593	$1,329,914	$1,186,870	$1,256,097	$1,756,950	$1,423,975
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	0.47%(I)	0.47%	0.48%	0.47%	0.46%	0.50%
Including waiver and/or reimbursement and recapture	0.47%(I)	0.47%	0.48%(J)	0.47%(J)	0.46%	0.50%
Net investment income (loss) to average net assets	2.51%(I)	1.93%	1.24%	3.05%	1.19%	1.59%
Portfolio turnover rate	6%(G)	18%	18%	35%	8%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(F)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(G)	Not annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.
(I)	Annualized.
(J)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$13.69	$11.19	$10.98	$14.85	$11.96	$12.10
Investment operations:
Net investment income (loss) (A)	0.12	0.15	0.05	0.31	0.09	0.11
Net realized and unrealized gain (loss)	0.00 (B)	2.64	0.44	(3.22)	3.21	0.48
Total investment operations	0.12	2.79	0.49	(2.91)	3.30	0.59
Contributions from affiliate	—	0.00 (B)(C)	—	0.01 (D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.10)	(0.01)	(0.22)	(0.03)	(0.10)
Net realized gains	(0.57)	(0.19)	(0.27)	(0.75)	(0.38)	(0.63)
Total dividends and/or distributions to shareholders	(0.70)	(0.29)	(0.28)	(0.97)	(0.41)	(0.73)
Net asset value, end of period/year	$13.11	$13.69	$11.19	$10.98	$14.85	$11.96
Total return (E)	0.83%(F)	25.16%(C)	4.51%	(20.81)%(D)	28.03%	4.97%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$52,905	$61,020	$69,100	$94,276	$166,140	$245,806
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.29%(H)	1.28%	1.29%	1.27%	1.24%	1.27%
Including waiver and/or reimbursement and recapture	1.29%(H)	1.28%	1.29%(I)	1.26%	1.24%	1.27%
Net investment income (loss) to average net assets	1.76%(H)	1.17%	0.45%	2.47%	0.66%	0.93%
Portfolio turnover rate	6%(F)	18%	18%	35%	8%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$13.48	$11.04	$10.85	$14.73	$11.87	$12.04
Investment operations:
Net investment income (loss) (A)	0.19	0.29	0.18	0.42	0.21	0.22
Net realized and unrealized gain (loss)	0.00 (B)	2.59	0.43	(3.14)	3.21	0.50
Total investment operations	0.19	2.88	0.61	(2.72)	3.42	0.72
Contributions from affiliate	—	—	—	0.02 (C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.25)	(0.15)	(0.43)	(0.18)	(0.26)
Net realized gains	(0.57)	(0.19)	(0.27)	(0.75)	(0.38)	(0.63)
Total dividends and/or distributions to shareholders	(0.86)	(0.44)	(0.42)	(1.18)	(0.56)	(0.89)
Net asset value, end of period/year	$12.81	$13.48	$11.04	$10.85	$14.73	$11.87
Total return	1.39%(D)	26.52%	5.69%	(19.78)%(C)	29.42%	6.12%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$52,241	$52,245	$47,351	$50,808	$73,488	$58,844
Expenses to average net assets(E)
Excluding waiver and/or reimbursement and recapture	0.24%(F)	0.24%	0.24%	0.24%	0.23%	0.25%
Including waiver and/or reimbursement and recapture	0.14%(F)(G)	0.14%(G)	0.14%(G)	0.14%(G)(H)	0.14%(H)	0.24%(H)
Net investment income (loss) to average net assets	2.86%(F)	2.26%	1.57%	3.40%	1.52%	1.92%
Portfolio turnover rate	6%(D)	18%	18%	35%	8%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.16%.

(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(H)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$13.44	$11.01	$10.82	$14.68	$11.84	$11.99
Investment operations:
Net investment income (loss) (A)	0.15	0.21	0.11	0.34	0.14	0.14
Net realized and unrealized gain (loss)	(0.00)(B)(C)	2.59	0.43	(3.12)	3.19	0.51
Total investment operations	0.15	2.80	0.54	(2.78)	3.33	0.65
Contributions from affiliate	—	0.01 (D)	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.19)	(0.08)	(0.33)	(0.11)	(0.17)
Net realized gains	(0.57)	(0.19)	(0.27)	(0.75)	(0.38)	(0.63)
Total dividends and/or distributions to shareholders	(0.80)	(0.38)	(0.35)	(1.08)	(0.49)	(0.80)
Net asset value, end of period/year	$12.79	$13.44	$11.01	$10.82	$14.68	$11.84
Total return	1.12%(E)	25.92%(D)	5.08%	(20.34)%	28.63%	5.51%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,549	$1,609	$1,215	$1,236	$1,781	$1,979
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.70%(G)	0.70%	0.73%	0.73%	0.73%	0.77%
Including waiver and/or reimbursement and recapture	0.70%(G)	0.70%	0.73%	0.73%	0.73%	0.77%
Net investment income (loss) to average net assets	2.33%(G)	1.67%	0.97%	2.78%	1.00%	1.26%
Portfolio turnover rate	6%(E)	18%	18%	35%	8%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.11%.

(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$13.46	$11.04	$10.85	$12.38
Investment operations:
Net investment income (loss) (B)	0.22	0.24	0.15	0.07
Net realized and unrealized gain (loss)	(0.06)(C)	2.61	0.44	(1.60)
Total investment operations	0.16	2.85	0.59	(1.53)
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.30)	(0.24)	(0.13)	—
Net realized gains	(0.57)	(0.19)	(0.27)	—
Total dividends and/or distributions to shareholders	(0.87)	(0.43)	(0.40)	—
Net asset value, end of period/year	$12.75	$13.46	$11.04	$10.85
Total return	1.19%(D)	26.29%	5.50%	(12.36)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$108,384	$2,385	$720	$215
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.54%(F)	0.54%	0.54%	0.54%(F)
Including waiver and/or reimbursement and recapture	0.35%(F)	0.35%	0.35%	0.35%(F)
Net investment income (loss) to average net assets	3.45%(F)	1.85%	1.36%	0.93%(F)
Portfolio turnover rate	6%(D)	18%	18%	35%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Moderate Growth Portfolio (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust and also invests in index-based exchange-traded Funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2025, if any, are identified within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2025 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$1,137,267	$—	$11,569	$—	$—	$1,148,836
Total	$1,137,267	$—	$11,569	$—	$—	$1,148,836
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(518,272)	$—	$—	$(518,272)
Total	$—	$—	$(518,272)	$—	$—	$(518,272)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(31,554)	$—	$2,569,694	$—	$—	$2,538,140
Total	$(31,554)	$—	$2,569,694	$—	$—	$2,538,140

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,963,133	$—	$(1,147,652)	$—	$—	$815,481
Total	$1,963,133	$—	$(1,147,652)	$—	$—	$815,481
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2025.
Futures contracts:
Average notional value of contracts — long	$83,876,102
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,649,606	0.12%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions,
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2025
Class A	0.52%	March 1, 2026
Class C	1.32	March 1, 2026
Class I	0.29	March 1, 2026
Class R	0.76	March 1, 2026
Class R3	0.35	March 1, 2026
Prior to March 1, 2025
Class A	0.52
Class C	1.32
Class I	0.29
Class R	0.78
Class R3	0.35
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R3	$—	$—	$2,490	$76,390	$78,880

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25

(A)	12b-1 fees are not applicable for Class I.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$190,597	$2,813
Class C	—	2,640
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. These amounts are not subject to recapture by TAM.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$573,441	$103,227
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$89,558,452	$200,400,000
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,131,501,645	$256,290,227	$(15,638,849)	$240,651,378
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
12. SUBSEQUENT EVENT
Effective as of the close of business on June 20, 2025, Transamerica Asset Allocation - Moderate Growth Portfolio acquired all of the assets and liabilities of each of Transamerica ClearTrack® 2035 and Transamerica ClearTrack® 2040 pursuant to a Plan of Reorganization. Transamerica Asset Allocation - Moderate Growth Portfolio is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
12. SUBSEQUENT EVENT (continued)
a tax-free exchange of shares of Transamerica Asset Allocation - Moderate Growth Portfolio for shares of Transamerica ClearTrack® 2035 and Transamerica ClearTrack®2040 following the close of business on June 20, 2025. The cost basis of the investments received from Transamerica ClearTrack® 2035 and Transamerica ClearTrack® 2040 were carried forward to align ongoing reporting of Transamerica Asset Allocation - Moderate Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Shares issued to Transamerica ClearTrack® 2035 and Transamerica ClearTrack® 2040 shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Moderate Growth Portfolio, were as follows:
Transamerica ClearTrack® 2035 Class	Transamerica ClearTrack® 2035 Shares	Transamerica ClearTrack® 2040 Class	Transamerica ClearTrack® 2040 Shares	Transamerica Asset Allocation - Moderate Growth Portfolio Class	Transamerica Asset Allocation - Moderate Growth Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	10,720,762	Class R3	10,286,128	Class R3	11,990,070	$161,177,710	0.57

(A)
Calculated by dividing the surviving Fund's shares issuable by the two acquired Funds (6,123,829 from ClearTrack® 2035 and 5,866,241 from
ClearTrack® 2040). The 0.57 exchange ratio is a weighted ratio. ClearTrack® 2035's specific ratio is 0.57 and ClearTrack® 2040's ratio is 0.57.

The net assets of Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Conservative Portfolio. These amounts were as follows:
Transamerica ClearTrack®2035 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2040 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2035 Net Assets	Transamerica ClearTrack®2040 Net Assets	Transamerica Asset Allocation - Moderate Growth Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$3,198,090	$4,887,758	$82,320,184	$78,857,526	$1,430,184,217	$1,591,361,927
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Growth Portfolio

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453813 AA MOD GROWTH PORT 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Asset Allocation - Moderate Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.1%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	3,627	$ 4,094
International Equity Funds - 14.8%
Transamerica Emerging Markets Equity (B)	1,665,701	14,241,741
Transamerica International Equity (B)	2,149,688	48,840,906
Transamerica International Focus (B)	2,462,089	16,692,963
Transamerica International Small Cap Value (B)	289,867	4,661,068
Transamerica International Stock (B)	4,723,403	60,742,969
		145,179,647
International Fixed Income Fund - 2.5%
Transamerica Emerging Markets Debt (B)	2,759,494	24,918,233
U.S. Equity Funds - 36.8%
Transamerica Capital Growth (A)(B)	1,190,928	13,147,839
Transamerica Large Cap Value (B)	10,827,519	152,992,838
Transamerica Mid Cap Growth (B)	690,147	6,701,329
Transamerica Mid Cap Value Opportunities (B)	893,793	9,447,388
Transamerica Small Cap Growth (B)	639,708	3,620,750
Transamerica Small Cap Value (B)	866,453	3,751,743
Transamerica Sustainable Equity Income (B)	1,853,324	14,437,396
Transamerica US Growth (B)	5,700,820	158,311,781
		362,411,064
U.S. Fixed Income Funds - 42.0%
Transamerica Bond (B)	12,106,227	97,334,065
Transamerica Core Bond (B)	29,219,426	250,410,479
Transamerica Floating Rate (B)	1,165,594	10,327,164
Transamerica High Yield Bond (B)	76,309	610,473
Transamerica Inflation Opportunities (B)	3,616,978	35,663,397
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Long Credit (B)	2,111,609	$ 19,469,033
Transamerica Short-Term Bond (B)	946	9,341
		413,823,952
U.S. Mixed Allocation Fund - 1.0%
Transamerica Energy Infrastructure (B)	1,154,448	9,893,613
Total Investment Companies (Cost $864,218,611)		956,230,603
EXCHANGE-TRADED FUNDS - 0.2%
U.S. Equity Funds - 0.2%
Alerian MLP ETF	9,487	457,653
Health Care Select Sector SPDR Fund	12,016	1,687,887
Total Exchange-Traded Funds (Cost $2,121,124)		2,145,540

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
Fixed Income Clearing Corp., 1.80% (E), dated 04/30/2025, to be repurchased at $23,337,587 on 05/01/2025. Collateralized by a U.S. Government Obligation, 4.00%, due 01/31/2031, and with a value of $23,803,244.	$ 23,336,420	23,336,420
Total Repurchase Agreement (Cost $23,336,420)		23,336,420
Total Investments (Cost $889,676,155)		981,712,563
Net Other Assets (Liabilities) - 0.3%		3,042,882
Net Assets - 100.0%		$ 984,755,445
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	522	06/18/2025	$57,634,045	$58,578,188	$944,143	$—
EURO STOXX 50® Index	86	06/20/2025	5,276,538	4,975,502	—	(301,036)
S&P 500® E-Mini Index	15	06/20/2025	4,269,070	4,190,250	—	(78,820)
TOPIX Index	4	06/12/2025	739,634	745,419	5,785	—
Total Futures Contracts					$949,928	$(379,856)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$956,226,509	$—	$—	$956,226,509
Exchange-Traded Funds	2,145,540	—	—	2,145,540
Repurchase Agreement	—	23,336,420	—	23,336,420
Total	$958,372,049	$23,336,420	$—	$981,708,469
Investment Companies Measured at Net Asset Value (C)				4,094
Total Investments				$981,712,563
Other Financial Instruments
Futures Contracts (G)	$949,928	$—	$—	$949,928
Total Other Financial Instruments	$949,928	$—	$—	$949,928
LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(379,856)	$—	$—	$(379,856)
Total Other Financial Instruments	$(379,856)	$—	$—	$(379,856)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2025	Shares as of April 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$97,053,290	$19,815,147	$(19,500,000)	$(2,154,588)	$2,120,216	$97,334,065	12,106,227	$2,314,652	$—
Transamerica Capital Growth	15,881,356	—	(5,500,000)	1,099,191	1,667,292	13,147,839	1,190,928	—	—
Transamerica Core Bond	227,115,127	38,133,766	(15,000,000)	(763,530)	925,116	250,410,479	29,219,426	5,234,365	—
Transamerica Emerging Markets Debt	30,717,417	3,247,612	(8,000,000)	(314,110)	(732,686)	24,918,233	2,759,494	1,247,612	—
Transamerica Emerging Markets Equity	9,458,623	4,013,996	—	—	769,122	14,241,741	1,665,701	13,996	—
Transamerica Energy Infrastructure	8,915,014	508,691	—	—	469,908	9,893,613	1,154,448	206,261	—
Transamerica Floating Rate	5,234,010	5,306,584	—	—	(213,430)	10,327,164	1,165,594	306,584	—
Transamerica Global Allocation Liquidating Trust	4,360	—	—	—	(266)	4,094	3,627	—	—
Transamerica High Yield Bond	8,430,557	5,329,155	(12,900,000)	(198,096)	(51,143)	610,473	76,309	328,248	—
Transamerica Inflation Opportunities	30,287,995	5,026,990	—	—	348,412	35,663,397	3,616,978	526,990	—
Transamerica International Equity	38,957,962	26,160,349	(21,000,000)	5,978,108	(1,255,513)	48,840,906	2,149,688	1,033,772	126,577
Transamerica International Focus	18,246,510	3,090,674	(2,000,000)	(376,459)	(2,267,762)	16,692,963	2,462,089	285,158	2,805,516
Transamerica International Small Cap Value	3,137,241	1,178,004	—	—	345,823	4,661,068	289,867	133,699	44,305
Transamerica International Stock	50,513,191	7,970,274	(1,000,000)	121,643	3,137,861	60,742,969	4,723,403	1,439,646	1,530,628
Transamerica Large Cap Value	125,218,103	43,504,588	(7,400,000)	1,126,476	(9,456,329)	152,992,838	10,827,519	1,510,706	1,493,882
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2025	Shares as of April 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Long Credit	$26,546,665	$4,791,926	$(10,500,000)	$(645,478)	$(724,080)	$19,469,033	2,111,609	$790,072	$278
Transamerica Mid Cap Growth	5,544,578	1,428,417	—	—	(271,666)	6,701,329	690,147	—	228,417
Transamerica Mid Cap Value Opportunities	2,475,466	7,228,474	—	—	(256,552)	9,447,388	893,793	37,597	190,877
Transamerica Short-Term Bond	9,072	203	—	—	66	9,341	946	203	—
Transamerica Small Cap Growth	4,420,934	444,227	(700,000)	(98,717)	(445,694)	3,620,750	639,708	—	444,227
Transamerica Small Cap Value	4,239,038	940,431	—	—	(1,427,726)	3,751,743	866,453	79,507	860,924
Transamerica Sustainable Equity Income	13,223,962	2,493,079	—	—	(1,279,645)	14,437,396	1,853,324	100,539	892,540
Transamerica US Growth	125,878,688	62,629,552	(5,500,000)	1,300,790	(25,997,249)	158,311,781	5,700,820	209,977	17,419,575
Total	$851,509,159	$243,242,139	$(109,000,000)	$5,075,230	$(34,595,925)	$956,230,603	86,168,098	$15,799,584	$26,037,746

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At April 30, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$4,094	0.0%*

(E)	Rate disclosed reflects the yield at April 30, 2025.
(F)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $864,218,611)	$956,230,603
Unaffiliated investments, at value (cost $2,121,124)	2,145,540
Repurchase agreement, at value (cost $23,336,420)	23,336,420
Cash collateral pledged at broker for:
Futures contracts	1,882,015
Receivables and other assets:
Affiliated investments sold	3,000,000
Shares of beneficial interest sold	84,903
Dividends from affiliated investments	1,429,260
Interest	1,167
Variation margin receivable on futures contracts	190,062
Prepaid expenses	26,009
Total assets	988,325,979
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	2,431,639
Shares of beneficial interest redeemed	455,892
Due to custodian	276,462
Investment management fees	28,459
Distribution and service fees	210,550
Transfer agent fees	106,799
Trustee and CCO fees	3,067
Audit and tax fees	17,562
Custody fees	7,070
Legal fees	11,718
Printing and shareholder reports fees	7,720
Other accrued expenses	13,596
Total liabilities	3,570,534
Net assets	$984,755,445
Net assets consist of:
Paid-in capital	$864,566,893
Total distributable earnings (accumulated losses)	120,188,552
Net assets	$984,755,445
Net assets by class:
Class A	$602,420,561
Class C	28,399,556
Class I	27,339,639
Class R	3,484,199
Class R3	323,111,490
Shares outstanding (unlimited shares, no par value):
Class A	51,930,389
Class C	2,397,268
Class I	2,353,292
Class R	302,009
Class R3	27,913,540
Net asset value per share: (A)
Class A	$11.60
Class C	11.85
Class I	11.62
Class R	11.54
Class R3	11.58
Maximum offering price per share: (B)
Class A	$12.28

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$15,799,584
Dividend income from unaffiliated investments	29,747
Interest income from unaffiliated investments	167,468
Total investment income	15,996,799
Expenses:
Investment management fees	499,803
Distribution and service fees:
Class A	833,453
Class C	155,134
Class R	8,964
Class R3	291,246
Transfer agent fees:
Class A	282,752
Class C	23,213
Class I	14,404
Class R	1,138
Class R3	183,485
Trustee and CCO fees	18,810
Audit and tax fees	18,209
Custody fees	5,086
Legal fees	29,469
Printing and shareholder reports fees	26,191
Registration fees	48,049
Other	22,567
Total expenses before waiver and/or reimbursement and recapture	2,461,973
Expenses waived and/or reimbursed:
Class I	(13,156)
Class R3	(230,721)
Recapture of previously waived and/or reimbursed fees:
Class R3	3,063
Net expenses	2,221,159
Net investment income (loss)	13,775,640
Net realized gain (loss) on:
Affiliated investments	5,075,230
Unaffiliated investments	474,402
Capital gain distributions received from affiliated investment companies	26,037,746
Futures contracts	2,043,639
Net realized gain (loss)	33,631,017
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(34,595,925)
Unaffiliated investments	(59,762)
Futures contracts	677,501
Translation of assets and liabilities denominated in foreign currencies	15,252
Net change in unrealized appreciation (depreciation)	(33,962,934)
Net realized and change in unrealized gain (loss)	(331,917)
Net increase (decrease) in net assets resulting from operations	$13,443,723
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$13,775,640	$21,834,230
Net realized gain (loss)	33,631,017	29,457,175
Net change in unrealized appreciation (depreciation)	(33,962,934)	117,584,265
Net increase (decrease) in net assets resulting from operations	13,443,723	168,875,670
Dividends and/or distributions to shareholders:
Class A	(29,801,903)	(28,599,435)
Class C	(1,206,551)	(1,069,570)
Class I	(1,392,037)	(1,052,647)
Class R	(174,173)	(58,032)
Class R3	(17,329,738)	(24,428)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(49,904,402)	(30,804,112)
Capital share transactions:
Proceeds from shares sold:
Class A	7,840,263	14,173,816
Class C	1,650,218	2,706,354
Class I	3,409,617	5,318,567
Class R	227,600	1,742,028
Class R3	337,685,288	1,022,108
	350,812,986	24,962,873
Dividends and/or distributions reinvested:
Class A	28,164,144	27,262,657
Class C	1,203,372	1,067,785
Class I	1,318,400	998,679
Class R	171,449	56,305
Class R3	17,329,738	24,428
	48,187,103	29,409,854
Cost of shares redeemed:
Class A	(212,222,050)	(130,943,837)
Class C	(2,966,934)	(7,081,591)
Class I	(4,071,317)	(9,745,919)
Class R	(384,600)	(297,462)
Class R3	(17,356,963)	(602,836)
	(237,001,864)	(148,671,645)
Automatic conversions:
Class A	3,955,728	11,430,726
Class C	(3,955,728)	(11,430,726)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	161,998,225	(94,298,918)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	2,024 (A)
Class C	—	834 (A)
Class R	—	1,410 (A)
	—	4,268
Net increase (decrease) in net assets	125,537,546	43,776,908
Net assets:
Beginning of period/year	859,217,899	815,440,991
End of period/year	$984,755,445	$859,217,899
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2025 (unaudited)	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	668,990	1,248,281
Class C	137,015	232,752
Class I	289,407	463,059
Class R	19,367	149,804
Class R3	27,817,455	89,252
	28,932,234	2,183,148
Shares reinvested:
Class A	2,440,567	2,476,172
Class C	101,894	94,914
Class I	114,246	90,707
Class R	14,935	5,128
Class R3	1,505,624	2,217
	4,177,266	2,669,138
Shares redeemed:
Class A	(17,634,702)	(11,432,983)
Class C	(246,328)	(611,756)
Class I	(346,063)	(848,610)
Class R	(33,351)	(26,729)
Class R3	(1,496,064)	(52,236)
	(19,756,508)	(12,972,314)
Automatic conversions:
Class A	335,818	1,003,334
Class C	(329,231)	(986,024)
	6,587	17,310
Net increase (decrease) in shares outstanding:
Class A	(14,189,327)	(6,705,196)
Class C	(336,650)	(1,270,114)
Class I	57,590	(294,844)
Class R	951	128,203
Class R3	27,827,015	39,233
	13,359,579	(8,102,718)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$12.00	$10.23	$10.01	$13.31	$11.48	$11.46
Investment operations:
Net investment income (loss) (A)	0.16	0.29	0.18	0.32	0.22	0.19
Net realized and unrealized gain (loss)	0.01 (B)	1.88	0.20	(2.62)	2.11	0.47
Total investment operations	0.17	2.17	0.38	(2.30)	2.33	0.66
Contributions from affiliate	—	0.00 (C)(D)	—	0.00 (C)(E)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.25)	(0.16)	(0.32)	(0.20)	(0.25)
Net realized gains	(0.33)	(0.15)	—	(0.68)	(0.30)	(0.39)
Total dividends and/or distributions to shareholders	(0.57)	(0.40)	(0.16)	(1.00)	(0.50)	(0.64)
Net asset value, end of period/year	$11.60	$12.00	$10.23	$10.01	$13.31	$11.48
Total return (F)	1.46%(G)	21.58%(D)	3.78%	(18.65)%(E)	20.68%	5.93%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$602,420	$793,634	$745,159	$821,113	$1,171,334	$1,004,834
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	0.47%(I)	0.47%	0.48%	0.47%	0.44%	0.49%
Including waiver and/or reimbursement and recapture	0.47%(I)	0.47%	0.48%(J)	0.47%(J)	0.44%	0.49%
Net investment income (loss) to average net assets	2.69%(I)	2.52%	1.75%	2.86%	1.76%	1.72%
Portfolio turnover rate	11%(G)	17%	18%	43%	8%	24%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(F)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(G)	Not annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.
(I)	Annualized.
(J)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$12.18	$10.36	$10.11	$13.38	$11.52	$11.47
Investment operations:
Net investment income (loss) (A)	0.12	0.20	0.10	0.25	0.17	0.12
Net realized and unrealized gain (loss)	0.01 (B)	1.91	0.20	(2.66)	2.07	0.45
Total investment operations	0.13	2.11	0.30	(2.41)	2.24	0.57
Contributions from affiliate	—	0.00 (C)(D)	—	0.00 (C)(E)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.14)	(0.05)	(0.18)	(0.08)	(0.13)
Net realized gains	(0.33)	(0.15)	—	(0.68)	(0.30)	(0.39)
Total dividends and/or distributions to shareholders	(0.46)	(0.29)	(0.05)	(0.86)	(0.38)	(0.52)
Net asset value, end of period/year	$11.85	$12.18	$10.36	$10.11	$13.38	$11.52
Total return (F)	1.09%(G)	20.57%(D)	2.97%	(19.23)%(E)	19.75%	5.06%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$28,400	$33,310	$41,482	$59,744	$104,930	$176,866
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	1.29%(I)	1.28%	1.28%	1.26%	1.23%	1.27%
Including waiver and/or reimbursement and recapture	1.29%(I)	1.28%	1.28%(J)	1.25%	1.23%	1.27%
Net investment income (loss) to average net assets	1.97%(I)	1.75%	0.95%	2.20%	1.30%	1.07%
Portfolio turnover rate	11%(G)	17%	18%	43%	8%	24%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(F)	Total return has been calculated without deduction of the contingent deferred sales charge.
(G)	Not annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.
(I)	Annualized.
(J)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$12.04	$10.25	$10.02	$13.32	$11.48	$11.46
Investment operations:
Net investment income (loss) (A)	0.18	0.32	0.22	0.35	0.27	0.22
Net realized and unrealized gain (loss)	0.01 (B)	1.90	0.19	(2.61)	2.10	0.47
Total investment operations	0.19	2.22	0.41	(2.26)	2.37	0.69
Contributions from affiliate	—	—	—	0.02 (C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.28)	(0.18)	(0.38)	(0.23)	(0.28)
Net realized gains	(0.33)	(0.15)	—	(0.68)	(0.30)	(0.39)
Total dividends and/or distributions to shareholders	(0.61)	(0.43)	(0.18)	(1.06)	(0.53)	(0.67)
Net asset value, end of period/year	$11.62	$12.04	$10.25	$10.02	$13.32	$11.48
Total return	1.61%(D)	22.02%	4.12%	(18.24)%(C)	21.03%	6.19%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,340	$27,636	$26,556	$33,414	$47,079	$42,338
Expenses to average net assets(E)
Excluding waiver and/or reimbursement and recapture	0.24%(F)	0.25%	0.25%	0.24%	0.22%	0.26%
Including waiver and/or reimbursement and recapture	0.15%(F)(G)	0.15%(G)	0.15%(G)	0.15%(G)(H)	0.13%(H)	0.25%(H)
Net investment income (loss) to average net assets	3.09%(F)	2.83%	2.08%	3.15%	2.09%	2.00%
Portfolio turnover rate	11%(D)	17%	18%	43%	8%	24%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.15%.

(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(H)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$11.95	$10.17	$9.96	$13.24	$11.42	$11.39
Investment operations:
Net investment income (loss) (A)	0.15	0.25	0.17	0.28	0.17	0.16
Net realized and unrealized gain (loss)	0.01 (B)	1.89	0.17	(2.59)	2.11	0.47
Total investment operations	0.16	2.14	0.34	(2.31)	2.28	0.63
Contributions from affiliate	—	0.01 (C)	—	0.00 (D)(E)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.22)	(0.13)	(0.29)	(0.16)	(0.21)
Net realized gains	(0.33)	(0.15)	—	(0.68)	(0.30)	(0.39)
Total dividends and/or distributions to shareholders	(0.57)	(0.37)	(0.13)	(0.97)	(0.46)	(0.60)
Net asset value, end of period/year	$11.54	$11.95	$10.17	$9.96	$13.24	$11.42
Total return	1.38%(F)	21.42%(C)	3.47%	(18.78)%(E)	20.34%	5.72%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,484	$3,598	$1,759	$2,500	$2,991	$3,031
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.70%(H)	0.72%	0.72%	0.71%	0.70%	0.73%
Including waiver and/or reimbursement and recapture	0.70%(H)	0.72%	0.72%	0.71%(I)	0.70%	0.73%
Net investment income (loss) to average net assets	2.56%(H)	2.17%	1.58%	2.53%	1.36%	1.46%
Portfolio turnover rate	11%(F)	17%	18%	43%	8%	24%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.08%.

(D)	Rounds to less than $0.01 or $(0.01).
(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$12.02	$10.26	$10.02	$11.45
Investment operations:
Net investment income (loss) (B)	0.20	0.29	0.19	0.09
Net realized and unrealized gain (loss)	(0.02)	1.90	0.20	(1.52)
Total investment operations	0.18	2.19	0.39	(1.43)
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.28)	(0.15)	—
Net realized gains	(0.33)	(0.15)	—	—
Total dividends and/or distributions to shareholders	(0.62)	(0.43)	(0.15)	—
Net asset value, end of period/year	$11.58	$12.02	$10.26	$10.02
Total return	1.55%(C)	21.70%	3.95%	(12.49)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$323,111	$1,040	$485	$71
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.55%(E)	0.55%	0.55%	0.55%(E)
Including waiver and/or reimbursement and recapture	0.35%(E)	0.35%	0.35%	0.35%(E)
Net investment income (loss) to average net assets	3.45%(E)	2.49%	1.80%	1.33%(E)
Portfolio turnover rate	11%(C)	17%	18%	43%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Moderate Portfolio (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust and also invests in index-based exchange-traded Funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2025 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$944,143	$—	$5,785	$—	$—	$949,928
Total	$944,143	$—	$5,785	$—	$—	$949,928

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(379,856)	$—	$—	$(379,856)
Total	$—	$—	$(379,856)	$—	$—	$(379,856)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$179,512	$—	$1,864,127	$—	$—	$2,043,639
Total	$179,512	$—	$1,864,127	$—	$—	$2,043,639
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,441,733	$—	$(764,232)	$—	$—	$677,501
Total	$1,441,733	$—	$(764,232)	$—	$—	$677,501
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2025.
Futures contracts:
Average notional value of contracts — long	$63,031,296
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,280,182	0.13%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.52%	March 1, 2026
Class C	1.31	March 1, 2026
Class I	0.29	March 1, 2026
Class R	0.76	March 1, 2026
Class R3	0.35	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R3	$—	$—	$—	$229,984	$229,984

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A, Class C and Class R certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. These amounts are not subject to recapture by TAM.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$323,810	$65,094
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$202,682,090	$109,000,000
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$889,676,155	$109,379,553	$(16,773,073)	$92,606,480
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
12. SUBSEQUENT EVENT
Effective as of the close of business on June 20, 2025, Transamerica Asset Allocation - Moderate Portfolio acquired all of the assets and liabilities of Transamerica ClearTrack® 2030 pursuant to a Plan of Reorganization. Transamerica Asset Allocation - Moderate Portfolio is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Transamerica Asset Allocation - Moderate Portfolio for shares of Transamerica ClearTrack® 2030 following the close of business on June 20, 2025. The cost basis of the investments received from Transamerica ClearTrack® 2030 was carried forward to align ongoing reporting of Transamerica Asset Allocation - Moderate Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Shares issued to Transamerica ClearTrack® 2030 shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Moderate Portfolio, were as follows:
Transamerica ClearTrack®2030 Class	Transamerica ClearTrack®2030 Shares	Transamerica Asset Allocation - Moderate Portfolio Class	Transamerica Asset Allocation - Moderate Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	10,165,623	Class R3	6,642,359	$ 79,914,218	0.65

(A)	Calculated by dividing the Transamerica Asset Allocation - Moderate Portfolio shares issuable by the Transamerica ClearTrack® 2030 shares outstanding on June 20, 2025.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
12. SUBSEQUENT EVENT (continued)
The net assets of Transamerica ClearTrack® 2030, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Moderate Portfolio. These amounts were as follows:
Transamerica ClearTrack®2030 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2030 Net Assets	Transamerica Asset Allocation - Moderate Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$2,757,976	$79,914,218	$1,005,357,346	$1,085,271,564
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation - Moderate Portfolio

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453813 AA MOD PORT 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Asset Allocation Intermediate Horizon
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 13.1%
Transamerica International Equity (A)	234,912	$ 5,381,827
Money Market Fund - 0.1%
Transamerica Government Money Market, 4.31% (A)(B)	60,915	60,915
U.S. Equity Funds - 38.0%
Transamerica Large Growth (A)	419,527	5,298,628
Transamerica Large Value Opportunities (A)	619,129	5,615,502
Transamerica Mid Cap Growth (A)	128,102	1,241,308
Transamerica Mid Cap Value Opportunities (A)	114,531	1,220,897
Transamerica Small Cap Growth (A)	200,611	1,133,451
Transamerica Small Cap Value (A)	261,034	1,138,108
		15,647,894
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 48.8%
Transamerica Core Bond (A)	1,122,663	$ 9,643,677
Transamerica High Yield Bond (A)	317,579	2,537,461
Transamerica Inflation Opportunities (A)	475,274	4,686,200
Transamerica Short-Term Bond (A)	330,115	3,258,234
		20,125,572
Total Investment Companies (Cost $40,549,987)		41,216,208
Total Investments (Cost $40,549,987)		41,216,208
Net Other Assets (Liabilities) - (0.0)%*		(19,750)
Net Assets - 100.0%		$ 41,196,458
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$41,216,208	$—	$—	$41,216,208
Total Investments	$41,216,208	$—	$—	$41,216,208
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Affiliated investment in the Class I3 shares of funds within Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.

(B)	Rate disclosed reflects the yield at April 30, 2025.
(C)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $40,549,987)	$41,216,208
Receivables and other assets:
Affiliated investments sold	19,338
Dividends from affiliated investments	62,155
Total assets	41,297,701
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	63,160
Shares of beneficial interest redeemed	18,333
Investment management fees	3,295
Distribution and service fees	16,455
Total liabilities	101,243
Net assets	$41,196,458
Net assets consist of:
Paid-in capital	$38,817,236
Total distributable earnings (accumulated losses)	2,379,222
Net assets	$41,196,458
Net assets by class:
Class R	$41,082,660
Class R4	113,798
Shares outstanding (unlimited shares, no par value):
Class R	4,315,712
Class R4	11,953
Net asset value per share: (A)
Class R	$9.52
Class R4	9.52

(A)	Net asset value per share for Class R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$1,656,373
Total investment income	1,656,373
Expenses:
Investment management fees	58,463
Distribution and service fees:
Class R	243,306
Class R4	143
Transfer agent fees:
Class R4	4
Total expenses before waiver and/or reimbursement and recapture	301,916
Expenses waived and/or reimbursed:
Class R	(9,733)
Class R4	(20)
Recapture of previously waived and/or reimbursed fees:
Class R4	5
Net expenses	292,168
Net investment income (loss)	1,364,205
Net realized gain (loss) on:
Affiliated investments	9,081,113
Capital gain distributions received from affiliated investment companies	2,166,911
Net realized gain (loss)	11,248,024
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(7,447,193)
Net realized and change in unrealized gain (loss)	3,800,831
Net increase (decrease) in net assets resulting from operations	$5,165,036
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$1,364,205	$4,993,423
Net realized gain (loss)	11,248,024	2,303,348
Net change in unrealized appreciation (depreciation)	(7,447,193)	37,005,683
Net increase (decrease) in net assets resulting from operations	5,165,036	44,302,454
Dividends and/or distributions to shareholders:
Class R	(1,917,495)	(4,941,596)
Class R4	(6,071)	(65,034)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,923,566)	(5,006,630)
Capital share transactions:
Proceeds from shares sold:
Class R	514,757	4,416,595
Class R4	12,942	126,988
	527,699	4,543,583
Dividends and/or distributions reinvested:
Class R	1,917,495	4,941,596
Class R4	6,071	65,034
	1,923,566	5,006,630
Cost of shares redeemed:
Class R	(196,193,217)	(31,034,713)
Class R4	(15,488)	(5,075,795)
	(196,208,705)	(36,110,508)
Net increase (decrease) in net assets resulting from capital share transactions	(193,757,440)	(26,560,295)
Net increase (decrease) in net assets	(190,515,970)	12,735,529
Net assets:
Beginning of period/year	231,712,428	218,976,899
End of period/year	$41,196,458	$231,712,428
Capital share transactions - shares:
Shares issued:
Class R	54,326	475,487
Class R4	1,359	13,852
	55,685	489,339
Shares reinvested:
Class R	202,481	528,065
Class R4	641	7,071
	203,122	535,136
Shares redeemed:
Class R	(19,665,960)	(3,342,737)
Class R4	(1,627)	(548,262)
	(19,667,587)	(3,890,999)
Net increase (decrease) in shares outstanding:
Class R	(19,409,153)	(2,339,185)
Class R4	373	(527,339)
	(19,408,780)	(2,866,524)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.76	$8.23	$8.87	$11.97	$10.66	$10.57
Investment operations:
Net investment income (loss) (A)	0.14	0.20	0.17	0.53	0.28	0.16
Net realized and unrealized gain (loss)	0.08	1.53	0.03	(2.54)	1.98	0.58
Total investment operations	0.22	1.73	0.20	(2.01)	2.26	0.74
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.20)	(0.17)	(0.54)	(0.28)	(0.16)
Net realized gains	(0.12)	—	(0.67)	(0.55)	(0.67)	(0.49)
Total dividends and/or distributions to shareholders	(0.46)	(0.20)	(0.84)	(1.09)	(0.95)	(0.65)
Net asset value, end of period/year	$9.52	$9.76	$8.23	$8.87	$11.97	$10.66
Total return	2.26%(B)	21.13%	2.31%	(18.29)%	22.01%	7.33%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$41,082	$231,599	$214,541	$233,763	$327,930	$300,319
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.62%(D)	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60%(D)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	2.80%(D)	2.13%	1.99%	5.34%	2.38%	1.53%
Portfolio turnover rate	219%(B)	27%	25%	33%	32%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R4
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.81	$8.23	$8.87	$11.97	$10.66	$10.57
Investment operations:
Net investment income (loss) (A)	0.25	0.25	0.19	0.56	0.30	0.18
Net realized and unrealized gain (loss)	(0.02) (B)	1.51	0.03	(2.55)	1.99	0.59
Total investment operations	0.23	1.76	0.22	(1.99)	2.29	0.77
Dividends and/or distributions to shareholders:
Net investment income	(0.40)	(0.18)	(0.19)	(0.56)	(0.31)	(0.19)
Net realized gains	(0.12)	—	(0.67)	(0.55)	(0.67)	(0.49)
Total dividends and/or distributions to shareholders	(0.52)	(0.18)	(0.86)	(1.11)	(0.98)	(0.68)
Net asset value, end of period/year	$9.52	$9.81	$8.23	$8.87	$11.97	$10.66
Total return	2.32%(C)	21.48%	2.58%	(18.09)%	22.33%	7.61%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$114	$113	$4,436	$5,761	$10,351	$8,807
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.38%(E)	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35%(E)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	5.16%(E)	2.68%	2.24%	5.59%	2.58%	1.75%
Portfolio turnover rate	219%(C)	27%	25%	33%	32%	48%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation Intermediate Horizon (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for the day-to-day management of the Fund. TAM may, in the future, hire one or more sub-advisers to furnish day-to-day investment advice and recommendations with respect to the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Allocation conflicts risk: The Investment Manager is subject to conflicts of interest in the selection and allocation of the Fund’s assets among underlying funds. For example, the Investment Manager has an incentive to select an underlying Transamerica fund over an unaffiliated fund because it receives more revenue, even if the unaffiliated fund has better investment performance or lower total expenses. The Investment Manager also has an incentive to allocate the Fund’s assets to those underlying funds paying the highest net management fees to the Investment Manager, to those which are sub-advised by an affiliate of the Investment Manager, and/or to subscale underlying funds to reduce amounts waived and/or reimbursed by the Investment Manager to maintain applicable expense caps.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$41,196,458	100.00%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.12% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.60%	March 1, 2026
Class R4	0.35	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R	$25,117	$46,745	$46,251	$9,733	$127,846
Class R4	1,064	1,499	723	20	3,306

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$4	$—
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$212,470,074	$408,543,357
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$40,549,987	$1,648,730	$(982,509)	$666,221
9. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Intermediate Horizon

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453813 AA INTER HRZN 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Asset Allocation Long Horizon
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 25.1%
Transamerica International Equity (A)	628,867	$ 14,407,335
Money Market Fund - 0.1%
Transamerica Government Money Market, 4.31% (A)(B)	96,527	96,527
U.S. Equity Funds - 65.3%
Transamerica Large Growth (A)	975,644	12,322,382
Transamerica Large Value Opportunities (A)	1,409,050	12,780,087
Transamerica Mid Cap Growth (A)	337,312	3,268,555
Transamerica Mid Cap Value Opportunities (A)	297,316	3,169,384
Transamerica Small Cap Growth (A)	525,058	2,966,576
Transamerica Small Cap Value (A)	682,873	2,977,327
		37,484,311
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.5%
Transamerica Core Bond (A)	253,102	$ 2,174,148
Transamerica High Yield Bond (A)	141,296	1,128,955
Transamerica Inflation Opportunities (A)	189,489	1,868,362
Transamerica Short-Term Bond (A)	27,465	271,076
		5,442,541
Total Investment Companies (Cost $55,461,706)		57,430,714
Total Investments (Cost $55,461,706)		57,430,714
Net Other Assets (Liabilities) - (0.0)%*		(27,001)
Net Assets - 100.0%		$ 57,403,713
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$57,430,714	$—	$—	$57,430,714
Total Investments	$57,430,714	$—	$—	$57,430,714
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Affiliated investment in the Class I3 shares of funds within Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.

(B)	Rate disclosed reflects the yield at April 30, 2025.
(C)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $55,461,706)	$57,430,714
Receivables and other assets:
Affiliated investments sold	22,661
Dividends from affiliated investments	16,261
Total assets	57,469,636
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	17,195
Shares of beneficial interest redeemed	21,724
Investment management fees	4,515
Distribution and service fees	22,486
Transfer agent fees	3
Total liabilities	65,923
Net assets	$57,403,713
Net assets consist of:
Paid-in capital	$42,810,184
Total distributable earnings (accumulated losses)	14,593,529
Net assets	$57,403,713
Net assets by class:
Class R	$56,887,011
Class R4	516,702
Shares outstanding (unlimited shares, no par value):
Class R	6,061,986
Class R4	54,949
Net asset value per share: (A)
Class R	$9.38
Class R4	9.40

(A)	Net asset value per share for Class R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$1,823,396
Total investment income	1,823,396
Expenses:
Investment management fees	52,744
Distribution and service fees:
Class R	218,473
Class R4	650
Transfer agent fees:
Class R4	20
Total expenses before waiver and/or reimbursement and recapture	271,887
Expenses waived and/or reimbursed:
Class R	(8,739)
Class R4	(80)
Recapture of previously waived and/or reimbursed fees:
Class R4	8
Net expenses	263,076
Net investment income (loss)	1,560,320
Net realized gain (loss) on:
Affiliated investments	13,171,167
Capital gain distributions received from affiliated investment companies	5,183,885
Net realized gain (loss)	18,355,052
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(14,722,344)
Net realized and change in unrealized gain (loss)	3,632,708
Net increase (decrease) in net assets resulting from operations	$5,193,028
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$1,560,320	$1,776,780
Net realized gain (loss)	18,355,052	2,017,315
Net change in unrealized appreciation (depreciation)	(14,722,344)	34,157,841
Net increase (decrease) in net assets resulting from operations	5,193,028	37,951,936
Dividends and/or distributions to shareholders:
Class R	(3,445,833)	(3,915,647)
Class R4	(31,848)	(105,153)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(3,477,681)	(4,020,800)
Capital share transactions:
Proceeds from shares sold:
Class R	492,763	4,174,003
Class R4	34,698	73,074
	527,461	4,247,077
Dividends and/or distributions reinvested:
Class R	3,445,833	3,915,647
Class R4	31,848	105,153
	3,477,681	4,020,800
Cost of shares redeemed:
Class R	(102,940,647)	(17,246,112)
Class R4	(27,596)	(6,151,923)
	(102,968,243)	(23,398,035)
Net increase (decrease) in net assets resulting from capital share transactions	(98,963,101)	(15,130,158)
Net increase (decrease) in net assets	(97,247,754)	18,800,978
Net assets:
Beginning of period/year	154,651,467	135,850,489
End of period/year	$57,403,713	$154,651,467
Capital share transactions - shares:
Shares issued:
Class R	50,997	463,255
Class R4	3,611	8,153
	54,608	471,408
Shares reinvested:
Class R	364,638	444,945
Class R4	3,367	11,935
	368,005	456,880
Shares redeemed:
Class R	(10,181,624)	(1,916,040)
Class R4	(2,906)	(681,798)
	(10,184,530)	(2,597,838)
Net increase (decrease) in shares outstanding:
Class R	(9,765,989)	(1,007,840)
Class R4	4,072	(661,710)
	(9,761,917)	(1,669,550)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.74	$7.74	$8.60	$12.49	$10.12	$10.50
Investment operations:
Net investment income (loss) (A)	0.17	0.10	0.06	0.72	0.23	0.12
Net realized and unrealized gain (loss)	0.06	2.14	0.21	(3.17)	3.37	0.67
Total investment operations	0.23	2.24	0.27	(2.45)	3.60	0.79
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.11)	(0.06)	(0.76)	(0.25)	(0.13)
Net realized gains	(0.35)	(0.13)	(1.07)	(0.68)	(0.98)	(1.04)
Total dividends and/or distributions to shareholders	(0.59)	(0.24)	(1.13)	(1.44)	(1.23)	(1.17)
Net asset value, end of period/year	$9.38	$9.74	$7.74	$8.60	$12.49	$10.12
Total return	2.30%(B)	29.25%	3.38%	(22.09)%	37.55%	7.72%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$56,887	$154,154	$130,323	$139,118	$201,847	$164,147
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.62%(D)	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60%(D)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	3.54%(D)	1.15%	0.75%	7.31%	2.00%	1.19%
Portfolio turnover rate	134%(B)	23%	19%	30%	23%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R4
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.77	$7.76	$8.62	$12.51	$10.13	$10.51
Investment operations:
Net investment income (loss) (A)	0.27	0.21	0.08	0.71	0.26	0.14
Net realized and unrealized gain (loss)	(0.03) (B)	2.04	0.22	(3.14)	3.38	0.67
Total investment operations	0.24	2.25	0.30	(2.43)	3.64	0.81
Dividends and/or distributions to shareholders:
Net investment income	(0.26)	(0.11)	(0.09)	(0.78)	(0.28)	(0.15)
Net realized gains	(0.35)	(0.13)	(1.07)	(0.68)	(0.98)	(1.04)
Total dividends and/or distributions to shareholders	(0.61)	(0.24)	(1.16)	(1.46)	(1.26)	(1.19)
Net asset value, end of period/year	$9.40	$9.77	$7.76	$8.62	$12.51	$10.13
Total return	2.45%(C)	29.39%	3.65%	(21.84)%	37.96%	7.98%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$517	$497	$5,527	$5,451	$6,911	$5,134
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.38%(E)	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35%(E)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	5.64%(E)	2.34%	0.98%	7.21%	2.21%	1.44%
Portfolio turnover rate	134%(C)	23%	19%	30%	23%	52%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation Long Horizon (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Allocation conflicts risk: The Investment Manager is subject to conflicts of interest in the selection and allocation of the Fund’s assets among underlying funds. For example, the Investment Manager has an incentive to select an underlying Transamerica fund over an unaffiliated fund because it receives more revenue, even if the unaffiliated fund has better investment performance or lower total expenses. The Investment Manager also has an incentive to allocate the Fund’s assets to those underlying funds paying the highest net management fees to the Investment Manager, to those which are sub-advised by an affiliate of the Investment Manager, and/or to subscale underlying funds to reduce amounts waived and/or reimbursed by the Investment Manager to maintain applicable expense caps.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$57,403,713	100.00%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.12% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.60%	March 1, 2026
Class R4	0.35	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R	$14,640	$28,738	$29,784	$8,739	$81,901
Class R4	770	1,605	802	80	3,257

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$20	$3
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$117,285,389	$220,042,551
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$55,461,706	$4,741,803	$(2,772,795)	$1,969,008
9. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Long Horizon

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453813 AA LONG HRZN 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica Asset Allocation Short Horizon
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.2%
Transamerica International Equity (A)	6,433	$ 147,380
Money Market Fund - 0.2%
Transamerica Government Money Market, 4.31% (A)(B)	12,947	12,947
U.S. Equity Funds - 8.0%
Transamerica Large Growth (A)	16,041	202,595
Transamerica Large Value Opportunities (A)	22,686	205,764
Transamerica Small Cap Growth (A)	11,654	65,845
Transamerica Small Cap Value (A)	15,163	66,111
		540,315
U.S. Fixed Income Funds - 89.6%
Transamerica Core Bond (A)	345,493	2,967,785
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica High Yield Bond (A)	89,601	$ 715,911
Transamerica Inflation Opportunities (A)	115,770	1,141,488
Transamerica Short-Term Bond (A)	120,173	1,186,107
		6,011,291
Total Investment Companies (Cost $6,670,787)		6,711,933
Total Investments (Cost $6,670,787)		6,711,933
Net Other Assets (Liabilities) - (0.0)%*		(3,325)
Net Assets - 100.0%		$ 6,708,608
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$6,711,933	$—	$—	$6,711,933
Total Investments	$6,711,933	$—	$—	$6,711,933
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Affiliated investment in the Class I3 shares of funds within Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.

(B)	Rate disclosed reflects the yield at April 30, 2025.
(C)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $6,670,787)	$6,711,933
Receivables and other assets:
Affiliated investments sold	32,409
Shares of beneficial interest sold	87
Dividends from affiliated investments	19,689
Total assets	6,764,118
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	36,135
Shares of beneficial interest redeemed	16,050
Investment management fees	554
Distribution and service fees	2,771
Total liabilities	55,510
Net assets	$6,708,608
Net assets consist of:
Paid-in capital	$16,307,859
Total distributable earnings (accumulated losses)	(9,599,251)
Net assets	$6,708,608
Net assets by class:
Class R	$6,700,546
Class R4	8,062
Shares outstanding (unlimited shares, no par value):
Class R	796,628
Class R4	964
Net asset value per share: (A)
Class R	$8.41
Class R4	8.36

(A)	Net asset value per share for Class R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$502,879
Total investment income	502,879
Expenses:
Investment management fees	15,450
Distribution and service fees:
Class R	64,351
Class R4	13
Total expenses before waiver and/or reimbursement and recapture	79,814
Expenses waived and/or reimbursed:
Class R	(2,574)
Class R4	(2)
Recapture of previously waived and/or reimbursed fees:
Class R4	1
Net expenses	77,239
Net investment income (loss)	425,640
Net realized gain (loss) on:
Affiliated investments	(3,778,203)
Capital gain distributions received from affiliated investment companies	80,197
Net realized gain (loss)	(3,698,006)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,549,036
Net realized and change in unrealized gain (loss)	(148,970)
Net increase (decrease) in net assets resulting from operations	$276,670
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$425,640	$2,525,836
Net realized gain (loss)	(3,698,006)	(1,116,919)
Net change in unrealized appreciation (depreciation)	3,549,036	7,198,015
Net increase (decrease) in net assets resulting from operations	276,670	8,606,932
Dividends and/or distributions to shareholders:
Class R	(648,760)	(2,545,024)
Class R4	(1,325)	(6,515)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(650,085)	(2,551,539)
Capital share transactions:
Proceeds from shares sold:
Class R	497,429	1,142,434
Class R4	841	273,318
	498,270	1,415,752
Dividends and/or distributions reinvested:
Class R	648,760	2,545,024
Class R4	1,325	6,515
	650,085	2,551,539
Cost of shares redeemed:
Class R	(66,513,573)	(11,699,989)
Class R4	(5,383)	(669,751)
	(66,518,956)	(12,369,740)
Net increase (decrease) in net assets resulting from capital share transactions	(65,370,601)	(8,402,449)
Net increase (decrease) in net assets	(65,744,016)	(2,347,056)
Net assets:
Beginning of period/year	72,452,624	74,799,680
End of period/year	$6,708,608	$72,452,624
Capital share transactions - shares:
Shares issued:
Class R	56,239	126,510
Class R4	97	30,301
	56,336	156,811
Shares reinvested:
Class R	77,936	281,256
Class R4	160	725
	78,096	281,981
Shares redeemed:
Class R	(7,273,238)	(1,301,292)
Class R4	(640)	(74,849)
	(7,273,878)	(1,376,141)
Net increase (decrease) in shares outstanding:
Class R	(7,139,063)	(893,526)
Class R4	(383)	(43,823)
	(7,139,446)	(937,349)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.13	$8.43	$8.72	$10.75	$10.54	$10.29
Investment operations:
Net investment income (loss) (A)	0.15	0.30	0.29	0.33	0.28	0.20
Net realized and unrealized gain (loss)	(0.00) (B)	0.71	(0.17)	(1.76)	0.35	0.30
Total investment operations	0.15	1.01	0.12	(1.43)	0.63	0.50
Dividends and/or distributions to shareholders:
Net investment income	(0.87)	(0.31)	(0.28)	(0.32)	(0.28)	(0.20)
Net realized gains	—	—	(0.13)	(0.28)	(0.14)	(0.05)
Total dividends and/or distributions to shareholders	(0.87)	(0.31)	(0.41)	(0.60)	(0.42)	(0.25)
Net asset value, end of period/year	$8.41	$9.13	$8.43	$8.72	$10.75	$10.54
Total return	1.84%(C)	12.01%	1.33%	(13.92)%	6.10%	5.02%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,701	$72,441	$74,419	$82,354	$114,974	$122,392
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.62%(E)	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60%(E)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	3.31%(E)	3.34%	3.29%	3.37%	2.63%	1.91%
Portfolio turnover rate	264%(C)	24%	33%	29%	22%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class R4
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$9.18	$8.43	$8.72	$10.75	$10.54	$10.29
Investment operations:
Net investment income (loss) (A)	0.19	0.31	0.31	0.35	0.31	0.24
Net realized and unrealized gain (loss)	(0.03)	0.72	(0.17)	(1.75)	0.35	0.29
Total investment operations	0.16	1.03	0.14	(1.40)	0.66	0.53
Dividends and/or distributions to shareholders:
Net investment income	(0.98)	(0.28)	(0.30)	(0.35)	(0.31)	(0.23)
Net realized gains	—	—	(0.13)	(0.28)	(0.14)	(0.05)
Total dividends and/or distributions to shareholders	(0.98)	(0.28)	(0.43)	(0.63)	(0.45)	(0.28)
Net asset value, end of period/year	$8.36	$9.18	$8.43	$8.72	$10.75	$10.54
Total return	1.96% (B)	12.26%	1.59%	(13.69)%	6.37%	5.29%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8	$12	$381	$450	$565	$552
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.38%(D)	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35%(D)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	4.48%(D)	3.45%	3.55%	3.62%	2.86%	2.32%
Portfolio turnover rate	264%(B)	24%	33%	29%	22%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation Short Horizon (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for the day-to-day management of the Fund. TAM may, in the future, hire one or more sub-advisers to furnish day-to-day investment advice and recommendations with respect to the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Allocation conflicts risk: The Investment Manager is subject to conflicts of interest in the selection and allocation of the Fund’s assets among underlying funds. For example, the Investment Manager has an incentive to select an underlying Transamerica fund over an unaffiliated fund because it receives more revenue, even if the unaffiliated fund has better investment performance or lower total expenses. The Investment Manager also has an incentive to allocate the Fund’s assets to those underlying funds paying the highest net management fees to the Investment Manager, to those which are sub-advised by an affiliate of the Investment Manager, and/or to subscale underlying funds to reduce amounts waived and/or reimbursed by the Investment Manager to maintain applicable expense caps.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of April 30, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$6,708,608	100.00%
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.12% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.60%	March 1, 2026
Class R4	0.35	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R	$9,171	$16,050	$15,102	$2,574	$42,897
Class R4	66	115	59	2	242

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2025, there were no transfer agent fees paid or due to TFS.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$67,823,717	$133,956,088
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$6,670,787	$93,106	$(51,960)	$41,146
9. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Asset Allocation Short Horizon

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453813 AA SHORT HRZN 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica ClearTrack® 2025
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 53.6%
International Equity Funds - 5.3%
Transamerica Emerging Markets Equity (A)	80,272	$ 690,339
Transamerica International Focus (A)	157,502	1,072,587
Transamerica International Stock (A)	138,572	1,782,039
		3,544,965
International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (A)	373,742	3,382,365
U.S. Equity Funds - 13.9%
Transamerica Capital Growth (A)(B)	100,681	1,111,514
Transamerica Large Cap Value (A)	206,278	2,914,715
Transamerica Mid Cap Growth (A)	127,628	1,236,720
Transamerica Mid Cap Value Opportunities (A)	108,302	1,159,914
Transamerica Small Cap Growth (A)	83,442	472,280
Transamerica Small Cap Value (A)	105,654	464,876
Transamerica US Growth (A)	70,917	1,969,360
		9,329,379
U.S. Fixed Income Funds - 29.4%
Transamerica Bond (A)	1,873,012	15,040,288
Transamerica High Yield Bond (A)	589,848	4,718,785
		19,759,073
Total Investment Companies (Cost $37,372,382)		36,015,782
EXCHANGE-TRADED FUNDS - 46.0%
International Equity Funds - 8.9%
iShares Core MSCI EAFE ETF	54,479	4,288,042
iShares Core MSCI Emerging Markets ETF	12,336	668,241
iShares Global REIT ETF (C)	41,509	1,003,273
		5,959,556
U.S. Equity Fund - 13.6%
iShares Core S&P 500 ETF	16,454	9,180,674
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Fixed Income Funds - 23.5%
iShares 0-5 Year TIPS Bond ETF	60,851	$ 6,298,078
iShares Core U.S. Aggregate Bond ETF	95,786	9,484,729
		15,782,807
Total Exchange-Traded Funds (Cost $30,476,171)		30,923,037
OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (D)	992,698	992,698
Total Other Investment Company (Cost $992,698)		992,698

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 1.80% (D), dated 04/30/2025, to be repurchased at $654,217 on 05/01/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 06/30/2029, and with a value of $667,432.	$ 654,185	654,185
Total Repurchase Agreement (Cost $654,185)		654,185
Total Investments (Cost $69,495,436)		68,585,702
Net Other Assets (Liabilities) - (2.1)%		(1,384,802)
Net Assets - 100.0%		$ 67,200,900
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$36,015,782	$—	$—	$36,015,782
Exchange-Traded Funds	30,923,037	—	—	30,923,037
Other Investment Company	992,698	—	—	992,698
Repurchase Agreement	—	654,185	—	654,185
Total Investments	$67,931,517	$654,185	$—	$68,585,702
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2025	Shares as of April 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$10,295,553	$6,366,895	$(1,665,627)	$(321,003)	$364,470	$15,040,288	1,873,012	$309,576	$—
Transamerica Capital Growth	898,383	552,070	(500,333)	245,483	(84,089)	1,111,514	100,681	—	—
Transamerica Emerging Markets Debt	2,383,208	1,239,727	(181,806)	(26,008)	(32,756)	3,382,365	373,742	110,739	—
Transamerica Emerging Markets Equity	470,714	226,922	(46,989)	(16,547)	56,239	690,339	80,272	751	—
Transamerica High Yield Bond	3,374,980	1,757,485	(295,690)	(36,110)	(81,880)	4,718,785	589,848	152,946	—
Transamerica International Focus	1,072,931	899,185	(784,494)	(351,217)	236,182	1,072,587	157,502	16,684	164,145
Transamerica International Stock	1,135,411	706,768	(196,677)	8,211	128,326	1,782,039	138,572	32,386	34,433
Transamerica Large Cap Value	2,137,504	1,278,010	(387,121)	27,266	(140,944)	2,914,715	206,278	26,272	25,577
Transamerica Mid Cap Growth	703,772	671,452	(108,784)	(32,743)	3,023	1,236,720	127,628	—	27,009
Transamerica Mid Cap Value Opportunities	702,207	586,782	(58,885)	(17,770)	(52,420)	1,159,914	108,302	10,287	52,112
Transamerica Small Cap Growth	559,014	360,712	(359,727)	(187,974)	100,255	472,280	83,442	—	62,157
Transamerica Small Cap Value	623,439	422,514	(390,299)	(229,665)	38,887	464,876	105,654	10,323	111,781
Transamerica US Growth	1,327,856	1,033,439	(157,245)	57,932	(292,622)	1,969,360	70,917	2,128	176,537
Total	$25,684,972	$16,101,961	$(5,133,677)	$(880,145)	$242,671	$36,015,782	4,015,850	$672,092	$653,751

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $1,003,273, collateralized by cash collateral of $992,698 and non-cash collateral, such as U.S. government securities of $34,650. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at April 30, 2025.
(E)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2025

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $37,372,382)	$36,015,782
Unaffiliated investments, at value (cost $31,468,869) (including securities loaned of $1,003,273)	31,915,735
Repurchase agreement, at value (cost $654,185)	654,185
Receivables and other assets:
Net income from securities lending	109
Dividends from affiliated investments	85,004
Interest	33
Prepaid expenses	1,213
Total assets	68,672,061
Liabilities:
Cash collateral received upon return of:
Securities on loan	992,698
Payables and other liabilities:
Investments purchased	85,005
Shares of beneficial interest redeemed	355,396
Investment management fees	1,194
Distribution and service fees	13,606
Transfer agent fees	8,572
Trustee and CCO fees	149
Audit and tax fees	11,227
Custody fees	897
Legal fees	101
Printing and shareholder reports fees	788
Other accrued expenses	1,528
Total liabilities	1,471,161
Net assets	$67,200,900
Net assets consist of:
Paid-in capital	$70,286,347
Total distributable earnings (accumulated losses)	(3,085,447)
Net assets	$67,200,900
Net assets by class:
Class R3	$67,200,900
Shares outstanding (unlimited shares, no par value):
Class R3	7,989,473
Net asset value per share:
Class R3	$8.41
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2025

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$672,092
Dividend income from unaffiliated investments	364,706
Interest income from unaffiliated investments	6,393
Net income from securities lending	125
Total investment income	1,043,316
Expenses:
Investment management fees	30,402
Distribution and service fees:
Class R1 (A)	29,364
Class R3	61,017
Transfer agent fees:
Class R1 (A)	9,249
Class R3	38,442
Class R6 (B)	9
Trustee and CCO fees	1,116
Audit and tax fees	11,950
Custody fees	682
Legal fees	1,648
Printing and shareholder reports fees	2,987
Registration fees	27,922
Other	5,290
Total expenses before waiver and/or reimbursement and recapture	220,078
Expenses waived and/or reimbursed:
Class R1 (A)	(7,203)
Class R3	(18,926)
Class R6 (B)	(95)
Recapture of previously waived and/or reimbursed fees:
Class R3	371
Net expenses	194,225
Net investment income (loss)	849,091
Net realized gain (loss) on:
Affiliated investments	(880,145)
Unaffiliated investments	(91,467)
Capital gain distributions received from affiliated investment companies	653,751
Net realized gain (loss)	(317,861)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	242,671
Unaffiliated investments	537,562
Net change in unrealized appreciation (depreciation)	780,233
Net realized and change in unrealized gain (loss)	462,372
Net increase (decrease) in net assets resulting from operations	$1,311,463

(A)	Class R1 shares were liquidated on December 20, 2024.
(B)	Class R6 shares were liquidated on February 10, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2025

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$849,091	$1,088,285
Net realized gain (loss)	(317,861)	(89,055)
Net change in unrealized appreciation (depreciation)	780,233	6,992,973
Net increase (decrease) in net assets resulting from operations	1,311,463	7,992,203
Dividends and/or distributions to shareholders:
Class R1 (A)	—	(941,484)
Class R3	(1,098,216)	(44,158)
Class R6 (B)	(7,105)	(14,417)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,105,321)	(1,000,059)
Capital share transactions:
Proceeds from shares sold:
Class R1 (A)	95,193	1,109,778
Class R3	66,193,779	3,309,796
Class R6 (B)	4,697	40,569
	66,293,669	4,460,143
Dividends and/or distributions reinvested:
Class R1 (A)	—	941,484
Class R3	1,098,216	44,158
Class R6 (B)	7,105	14,417
	1,105,321	1,000,059
Cost of shares redeemed:
Class R1 (A)	(43,312,410)	(5,540,865)
Class R3	(4,140,019)	(1,221,197)
Class R6 (B)	(452,253)	(158,850)
	(47,904,682)	(6,920,912)
Net increase (decrease) in net assets resulting from capital share transactions	19,494,308	(1,460,710)
Net increase (decrease) in net assets	19,700,450	5,531,434
Net assets:
Beginning of period/year	47,500,450	41,969,016
End of period/year	$67,200,900	$47,500,450
Capital share transactions - shares:
Shares issued:
Class R1 (A)	11,031	146,088
Class R3	7,862,986	407,463
Class R6 (B)	543	5,030
	7,874,560	558,581
Shares reinvested:
Class R1 (A)	—	119,782
Class R3	132,795	5,669
Class R6 (B)	842	1,823
	133,637	127,274
Shares redeemed:
Class R1 (A)	(5,107,352)	(693,807)
Class R3	(496,095)	(152,642)
Class R6 (B)	(52,388)	(19,676)
	(5,655,835)	(866,125)
Net increase (decrease) in shares outstanding:
Class R1 (A)	(5,096,321)	(427,937)
Class R3	7,499,686	260,490
Class R6 (B)	(51,003)	(12,823)
	2,352,362	(180,270)

(A)	Class R1 shares were liquidated on December 20, 2024.
(B)	Class R6 shares were liquidated on February 10, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2025

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.37	$7.17	$8.68	$11.12	$9.54	$11.11
Investment operations:
Net investment income (loss) (A)	0.11	0.20	0.17	0.19	0.10	0.06
Net realized and unrealized gain (loss)	0.07	1.20	0.20	(2.03)	1.72	(1.29)
Total investment operations	0.18	1.40	0.37	(1.84)	1.82	(1.23)
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.20)	(0.24)	(0.25)	(0.06)	(0.20)
Net realized gains	—	—	(1.64)	(0.35)	(0.18)	(0.14)
Total dividends and/or distributions to shareholders	(0.14)	(0.20)	(1.88)	(0.60)	(0.24)	(0.34)
Net asset value, end of period/year	$8.41	$8.37	$7.17	$8.68	$11.12	$9.54
Total return	2.13%(D)	19.74%	4.55%	(17.52)%(C)	19.33%	(11.58)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$67,201	$4,101	$1,645	$327	$11	$9
Expenses to average net assets (E)(F)
Excluding waiver and/or reimbursement and recapture	0.67%(G)	0.72%	0.74%	0.73%	0.93%	0.92%
Including waiver and/or reimbursement and recapture	0.59%(G)	0.60%	0.59%	0.61%	0.90%	0.89%
Net investment income (loss) to average net assets	2.64%(G)	2.50%	2.27%	2.12%	0.93%	0.60%
Portfolio turnover rate	17%(D)	7%	10%	106%	19%	161%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(F)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.36% (annualized), 0.35%, 0.36%, 0.33%, 0.05% and 0.06%, for the period ended April 30, 2025 and the years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(G)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2025 (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers one class of shares, Class R3. Class R1 and Class R6 shares liquidated on December 20, 2024 and February 10, 2025, respectively.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$992,698	$—	$—	$—	$992,698
Total Borrowings	$992,698	$—	$—	$—	$992,698
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R3	0.95%	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R3	$—	$—	$3,970	$18,926	$22,896

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Class R3 shares.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$2,280	$408
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$28,975,739	$10,327,535
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$69,495,436	$1,867,259	$(2,776,993)	$(909,734)
9. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
10. SUBSEQUENT EVENT
The Fund reorganized into Transamerica Asset Allocation - Conservative Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Conservative Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.
Shares issued to Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Conservative Portfolio, were as follows:
Transamerica ClearTrack® 2025 Class	Transamerica ClearTrack® 2025 Shares	Transamerica ClearTrack® Retirement Income Class	Transamerica ClearTrack® Retirement Income Shares	Transamerica Asset Allocation - Conservative Portfolio Class	Transamerica Asset Allocation - Conservative Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	7,815,323	Class R3	15,626,301	Class R3	18,204,468	$198,667,178	0.78

(A)
Calculated by dividing the surviving Fund's shares issuable by the two acquired Funds (6,136,714 from ClearTrack® 2025 and 12,067,754 from
ClearTrack® Retirement Income). The 0.78 exchange ratio is a weighted ratio. ClearTrack® 2025's specific ratio is 0.79 and ClearTrack® Retirement
Income's ratio is 0.77.

The net assets of Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Conservative Portfolio. These amounts were as follows:
Transamerica ClearTrack®2025 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack® Retirement Income Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2025 Net Assets	Transamerica ClearTrack® Retirement Income Net Assets	Transamerica Asset Allocation - Conservative Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$449,767	$2,438,714	$66,970,577	$131,696,601	$487,224,781	$685,891,959
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2025

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2025

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2025

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2025

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453782 CT 2025 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica ClearTrack® 2030
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 52.6%
International Equity Funds - 7.0%
Transamerica Emerging Markets Equity (A)	118,925	$ 1,022,755
Transamerica International Focus (A)	236,053	1,607,525
Transamerica International Stock (A)	223,916	2,879,558
		5,509,838
International Fixed Income Fund - 3.9%
Transamerica Emerging Markets Debt (A)	336,946	3,049,363
U.S. Equity Funds - 17.0%
Transamerica Capital Growth (A)(B)	160,211	1,768,729
Transamerica Large Cap Value (A)	293,441	4,146,324
Transamerica Mid Cap Growth (A)	174,845	1,694,242
Transamerica Mid Cap Value Opportunities (A)	146,980	1,574,155
Transamerica Small Cap Growth (A)	137,027	775,574
Transamerica Small Cap Value (A)	173,665	764,126
Transamerica US Growth (A)	97,657	2,711,940
		13,435,090
U.S. Fixed Income Funds - 24.7%
Transamerica Bond (A)	1,813,127	14,559,406
Transamerica High Yield Bond (A)	622,946	4,983,569
		19,542,975
Total Investment Companies (Cost $42,355,684)		41,537,266
EXCHANGE-TRADED FUNDS - 46.8%
International Equity Funds - 12.8%
iShares Core MSCI EAFE ETF	90,086	7,090,669
iShares Core MSCI Emerging Markets ETF	25,633	1,388,539
iShares Global REIT ETF (C)	65,716	1,588,356
		10,067,564
U.S. Equity Fund - 16.1%
iShares Core S&P 500 ETF	22,813	12,728,741
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Fixed Income Funds - 17.9%
iShares 0-5 Year TIPS Bond ETF	47,279	$ 4,893,377
iShares Core U.S. Aggregate Bond ETF	93,050	9,213,811
		14,107,188
Total Exchange-Traded Funds (Cost $35,448,302)		36,903,493
OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (D)	1,626,471	1,626,471
Total Other Investment Company (Cost $1,626,471)		1,626,471

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.80% (D), dated 04/30/2025, to be repurchased at $526,718 on 05/01/2025. Collateralized by a U.S. Government Obligation, 4.00%, due 10/31/2029, and with a value of $537,378.	$ 526,692	526,692
Total Repurchase Agreement (Cost $526,692)		526,692
Total Investments (Cost $79,957,149)		80,593,922
Net Other Assets (Liabilities) - (2.1)%		(1,642,459)
Net Assets - 100.0%		$ 78,951,463
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$41,537,266	$—	$—	$41,537,266
Exchange-Traded Funds	36,903,493	—	—	36,903,493
Other Investment Company	1,626,471	—	—	1,626,471
Repurchase Agreement	—	526,692	—	526,692
Total Investments	$80,067,230	$526,692	$—	$80,593,922
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2025	Shares as of April 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$9,828,696	$6,445,633	$(1,761,788)	$(327,896)	$374,761	$14,559,406	1,813,127	$296,161	$—
Transamerica Capital Growth	1,298,777	726,742	(452,711)	208,296	(12,375)	1,768,729	160,211	—	—
Transamerica Emerging Markets Debt	2,274,272	1,137,562	(304,283)	(46,907)	(11,281)	3,049,363	336,946	104,055	—
Transamerica Emerging Markets Equity	826,375	428,558	(302,656)	(105,296)	175,774	1,022,755	118,925	1,318	—
Transamerica High Yield Bond	3,475,073	2,012,386	(373,558)	(50,323)	(80,009)	4,983,569	622,946	158,884	—
Transamerica International Focus	1,604,740	1,121,174	(917,799)	(432,865)	232,275	1,607,525	236,053	25,744	253,281
Transamerica International Stock	1,671,261	1,248,152	(246,421)	13,753	192,813	2,879,558	223,916	47,671	50,683
Transamerica Large Cap Value	3,186,741	1,591,996	(448,787)	29,714	(213,340)	4,146,324	293,441	38,823	37,928
Transamerica Mid Cap Growth	1,017,670	822,089	(104,128)	(35,003)	(6,386)	1,694,242	174,845	—	39,741
Transamerica Mid Cap Value Opportunities	1,010,070	712,210	(46,152)	(14,769)	(87,204)	1,574,155	146,980	14,835	75,147
Transamerica Small Cap Growth	682,032	387,836	(168,987)	(94,310)	(30,997)	775,574	137,027	—	79,581
Transamerica Small Cap Value	745,270	474,112	(198,483)	(153,336)	(103,437)	764,126	173,665	13,050	141,312
Transamerica US Growth	2,017,143	1,292,199	(230,141)	74,796	(442,057)	2,711,940	97,657	3,371	279,628
Total	$29,638,120	$18,400,649	$(5,555,894)	$(934,146)	$(11,463)	$41,537,266	4,535,739	$703,912	$957,301

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $1,588,356, collateralized by cash collateral of $1,626,471. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at April 30, 2025.
(E)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $42,355,684)	$41,537,266
Unaffiliated investments, at value (cost $37,074,773) (including securities loaned of $1,588,356)	38,529,964
Repurchase agreement, at value (cost $526,692)	526,692
Receivables and other assets:
Net income from securities lending	95
Shares of beneficial interest sold	28,504
Dividends from affiliated investments	83,699
Interest	26
Prepaid expenses	1,257
Total assets	80,707,503
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,626,471
Payables and other liabilities:
Investments purchased	83,699
Investment management fees	4,529
Distribution and service fees	15,686
Transfer agent fees	9,882
Trustee and CCO fees	192
Audit and tax fees	11,284
Custody fees	1,077
Legal fees	203
Printing and shareholder reports fees	572
Other accrued expenses	2,445
Total liabilities	1,756,040
Net assets	$78,951,463
Net assets consist of:
Paid-in capital	$81,079,278
Total distributable earnings (accumulated losses)	(2,127,815)
Net assets	$78,951,463
Net assets by class:
Class R3	$78,951,463
Shares outstanding (unlimited shares, no par value):
Class R3	10,316,044
Net asset value per share:
Class R3	$7.65
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$703,912
Dividend income from unaffiliated investments	413,492
Interest income from unaffiliated investments	7,567
Net income from securities lending	160
Total investment income	1,125,131
Expenses:
Investment management fees	35,673
Distribution and service fees:
Class R1 (A)	34,756
Class R3	71,142
Transfer agent fees:
Class R1 (A)	10,948
Class R3	44,819
Class R6 (B)	20
Trustee and CCO fees	1,341
Audit and tax fees	11,999
Custody fees	743
Legal fees	1,965
Printing and shareholder reports fees	3,518
Registration fees	27,922
Other	7,925
Total expenses before waiver and/or reimbursement and recapture	252,771
Expenses waived and/or reimbursed:
Class R1 (A)	(6,530)
Class R3	(20,033)
Class R6 (B)	(187)
Recapture of previously waived and/or reimbursed fees:
Class R3	3,182
Net expenses	229,203
Net investment income (loss)	895,928
Net realized gain (loss) on:
Affiliated investments	(934,146)
Unaffiliated investments	208,714
Capital gain distributions received from affiliated investment companies	957,301
Net realized gain (loss)	231,869
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(11,463)
Unaffiliated investments	310,945
Net change in unrealized appreciation (depreciation)	299,482
Net realized and change in unrealized gain (loss)	531,351
Net increase (decrease) in net assets resulting from operations	$1,427,279

(A)	Class R1 shares were liquidated on December 20, 2024.
(B)	Class R6 shares were liquidated on February 10, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$895,928	$1,190,286
Net realized gain (loss)	231,869	(109,995)
Net change in unrealized appreciation (depreciation)	299,482	9,276,097
Net increase (decrease) in net assets resulting from operations	1,427,279	10,356,388
Dividends and/or distributions to shareholders:
Class R1 (A)	—	(931,173)
Class R3	(1,208,223)	(45,339)
Class R6 (B)	(14,954)	(78,526)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,223,177)	(1,055,038)
Capital share transactions:
Proceeds from shares sold:
Class R1 (A)	123,331	2,939,927
Class R3	78,800,707	4,286,667
Class R6 (B)	21,779	194,688
	78,945,817	7,421,282
Dividends and/or distributions reinvested:
Class R1 (A)	—	931,173
Class R3	1,208,223	45,339
Class R6 (B)	14,954	78,526
	1,223,177	1,055,038
Cost of shares redeemed:
Class R1 (A)	(50,957,992)	(5,310,121)
Class R3	(6,054,731)	(2,306,348)
Class R6 (B)	(1,015,724)	(2,569,712)
	(58,028,447)	(10,186,181)
Net increase (decrease) in net assets resulting from capital share transactions	22,140,547	(1,709,861)
Net increase (decrease) in net assets	22,344,649	7,591,489
Net assets:
Beginning of period/year	56,606,814	49,015,325
End of period/year	$78,951,463	$56,606,814
Capital share transactions - shares:
Shares issued:
Class R1 (A)	15,754	403,406
Class R3	10,270,927	597,180
Class R6 (B)	2,757	26,268
	10,289,438	1,026,854
Shares reinvested:
Class R1 (A)	—	131,151
Class R3	160,030	6,459
Class R6 (B)	1,930	10,937
	161,960	148,547
Shares redeemed:
Class R1 (A)	(6,576,882)	(726,673)
Class R3	(792,122)	(323,999)
Class R6 (B)	(127,910)	(339,007)
	(7,496,914)	(1,389,679)
Net increase (decrease) in shares outstanding:
Class R1 (A)	(6,561,128)	(192,116)
Class R3	9,638,835	279,640
Class R6 (B)	(123,223)	(301,802)
	2,954,484	(214,278)

(A)	Class R1 shares were liquidated on December 20, 2024.
(B)	Class R6 shares were liquidated on February 10, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$7.62	$6.41	$10.73	$13.83	$11.64	$11.36
Investment operations:
Net investment income (loss) (A)	0.09	0.15	0.14	0.27	0.12	0.15
Net realized and unrealized gain (loss)	0.06	1.22	0.32	(2.64)	2.45	0.50
Total investment operations	0.15	1.37	0.46	(2.37)	2.57	0.65
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.16)	(0.27)	(0.34)	(0.14)	(0.20)
Net realized gains	—	—	(4.51)	(0.39)	(0.24)	(0.17)
Total dividends and/or distributions to shareholders	(0.12)	(0.16)	(4.78)	(0.73)	(0.38)	(0.37)
Net asset value, end of period/year	$7.65	$7.62	$6.41	$10.73	$13.83	$11.64
Total return	1.96%(D)	21.53%	5.19%	(18.17)%(C)	22.42%	5.74%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$78,951	$5,160	$2,548	$563	$14	$11
Expenses to average net assets (E)(F)
Excluding waiver and/or reimbursement and recapture	0.65%(G)	0.69%	0.72%	0.71%	0.92%	0.94%
Including waiver and/or reimbursement and recapture	0.59%(G)	0.60%	0.59%	0.59%	0.91%	0.90%
Net investment income (loss) to average net assets	2.30%(G)	2.10%	2.04%	2.53%	0.89%	1.36%
Portfolio turnover rate	16%(D)	10%	13%	109%	9%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(F)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.36% (annualized), 0.35%, 0.36%, 0.34%, 0.04% and 0.05%, for the period ended April 30, 2025 and the years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(G)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2030 (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers one class of shares, Class R3. Class R1 and Class R6 shares liquidated on December 20, 2024 and February 10, 2025, respectively.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$1,626,471	$—	$—	$—	$1,626,471
Total Borrowings	$1,626,471	$—	$—	$—	$1,626,471
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R3	0.95%	March 1, 2026
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R3	$—	$—	$2,571	$20,033	$22,604

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Class R3 shares.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$2,675	$471
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$32,723,906	$11,741,052
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$79,957,149	$2,827,238	$(2,190,465)	$636,773
9. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
10. SUBSEQUENT EVENT
The Fund reorganized into Transamerica Asset Allocation - Moderate Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Moderate Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
10. SUBSEQUENT EVENT (continued)
Shares issued to Transamerica ClearTrack® 2030 shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Moderate Portfolio, were as follows:
Transamerica ClearTrack®2030 Class	Transamerica ClearTrack®2030 Shares	Transamerica Asset Allocation - Moderate Portfolio Class	Transamerica Asset Allocation - Moderate Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	10,165,623	Class R3	6,642,359	$ 79,914,218	0.65

(A)	Calculated by dividing the Transamerica Asset Allocation - Moderate Portfolio shares issuable by the Transamerica ClearTrack® 2030 shares outstanding on June 20, 2025.
The net assets of Transamerica ClearTrack® 2030, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Moderate Portfolio. These amounts were as follows:
Transamerica ClearTrack®2030 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2030 Net Assets	Transamerica Asset Allocation - Moderate Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$2,757,976	$79,914,218	$1,005,357,346	$1,085,271,564
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2030

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453782 CT 2030 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica ClearTrack® 2035
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 49.4%
International Equity Funds - 8.6%
Transamerica Emerging Markets Equity (A)	143,832	$ 1,236,961
Transamerica International Focus (A)	298,265	2,031,186
Transamerica International Stock (A)	284,241	3,655,336
		6,923,483
International Fixed Income Fund - 3.4%
Transamerica Emerging Markets Debt (A)	303,739	2,748,834
U.S. Equity Funds - 19.8%
Transamerica Capital Growth (A)(B)	178,069	1,965,877
Transamerica Large Cap Value (A)	355,197	5,018,934
Transamerica Mid Cap Growth (A)	196,549	1,904,557
Transamerica Mid Cap Value Opportunities (A)	168,063	1,799,960
Transamerica Small Cap Growth (A)	172,668	977,302
Transamerica Small Cap Value (A)	218,757	962,531
Transamerica US Growth (A)	120,871	3,356,598
		15,985,759
U.S. Fixed Income Funds - 17.6%
Transamerica Bond (A)	1,279,082	10,271,031
Transamerica High Yield Bond (A)	491,850	3,934,796
		14,205,827
Total Investment Companies (Cost $40,945,563)		39,863,903
EXCHANGE-TRADED FUNDS - 49.1%
International Equity Funds - 16.1%
iShares Core MSCI EAFE ETF	109,381	8,609,378
iShares Core MSCI Emerging Markets ETF	37,200	2,015,124
iShares Global REIT ETF (C)	98,874	2,389,785
		13,014,287
U.S. Equity Fund - 19.7%
iShares Core S&P 500 ETF	28,522	15,914,135
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Fixed Income Funds - 13.3%
iShares 0-5 Year TIPS Bond ETF	41,273	$ 4,271,859
iShares Core U.S. Aggregate Bond ETF	65,604	6,496,108
		10,767,967
Total Exchange-Traded Funds (Cost $38,165,222)		39,696,389
OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (D)	1,070,908	1,070,908
Total Other Investment Company (Cost $1,070,908)		1,070,908

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 1.80% (D), dated 04/30/2025, to be repurchased at $1,172,157 on 05/01/2025. Collateralized by a U.S. Government Obligation, 4.00%, due 10/31/2029, and with a value of $1,195,701.	$ 1,172,099	1,172,099
Total Repurchase Agreement (Cost $1,172,099)		1,172,099
Total Investments (Cost $81,353,792)		81,803,299
Net Other Assets (Liabilities) - (1.3)%		(1,056,796)
Net Assets - 100.0%		$ 80,746,503
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$39,863,903	$—	$—	$39,863,903
Exchange-Traded Funds	39,696,389	—	—	39,696,389
Other Investment Company	1,070,908	—	—	1,070,908
Repurchase Agreement	—	1,172,099	—	1,172,099
Total Investments	$80,631,200	$1,172,099	$—	$81,803,299
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2025	Shares as of April 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$6,597,272	$5,092,411	$(1,444,672)	$(270,033)	$296,053	$10,271,031	1,279,082	$206,050	$—
Transamerica Capital Growth	1,739,784	797,670	(852,440)	413,601	(132,738)	1,965,877	178,069	—	—
Transamerica Emerging Markets Debt	2,028,289	1,003,936	(226,613)	(37,223)	(19,555)	2,748,834	303,739	95,935	—
Transamerica Emerging Markets Equity	1,040,301	436,879	(321,822)	(109,785)	191,388	1,236,961	143,832	1,700	—
Transamerica High Yield Bond	2,947,698	1,373,441	(281,324)	(39,651)	(65,368)	3,934,796	491,850	131,674	—
Transamerica International Focus	2,070,679	1,424,185	(1,183,945)	(558,486)	278,753	2,031,186	298,265	34,560	340,014
Transamerica International Stock	2,153,511	1,729,820	(473,227)	22,595	222,637	3,655,336	284,241	63,516	67,529
Transamerica Large Cap Value	3,944,931	1,756,601	(460,987)	38,523	(260,134)	5,018,934	355,197	48,534	48,126
Transamerica Mid Cap Growth	1,410,653	776,698	(242,396)	(74,385)	33,987	1,904,557	196,549	—	50,998
Transamerica Mid Cap Value Opportunities	1,326,766	657,159	(57,130)	(15,485)	(111,350)	1,799,960	168,063	19,910	100,856
Transamerica Small Cap Growth	986,249	542,595	(388,983)	(196,686)	34,127	977,302	172,668	—	112,226
Transamerica Small Cap Value	1,036,383	685,407	(406,468)	(404,512)	51,721	962,531	218,757	18,602	201,434
Transamerica US Growth	2,363,289	1,708,948	(265,002)	93,440	(544,077)	3,356,598	120,871	3,923	325,448
Total	$29,645,805	$17,985,750	$(6,605,009)	$(1,138,087)	$(24,556)	$39,863,903	4,211,183	$624,404	$1,246,631

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $1,123,156, collateralized by cash collateral of $1,070,908 and non-cash collateral, such as U.S. government securities of $79,200. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at April 30, 2025.
(E)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2035

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $40,945,563)	$39,863,903
Unaffiliated investments, at value (cost $39,236,130) (including securities loaned of $1,123,156)	40,767,297
Repurchase agreement, at value (cost $1,172,099)	1,172,099
Receivables and other assets:
Net income from securities lending	73
Shares of beneficial interest sold	59,597
Dividends from affiliated investments	62,650
Interest	59
Prepaid expenses	1,247
Total assets	81,926,925
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,070,908
Payables and other liabilities:
Investments purchased	62,649
Investment management fees	4,119
Distribution and service fees	16,108
Transfer agent fees	10,147
Trustee and CCO fees	199
Audit and tax fees	11,305
Custody fees	640
Legal fees	315
Printing and shareholder reports fees	688
Other accrued expenses	3,344
Total liabilities	1,180,422
Net assets	$80,746,503
Net assets consist of:
Paid-in capital	$82,520,119
Total distributable earnings (accumulated losses)	(1,773,616)
Net assets	$80,746,503
Net assets by class:
Class R3	$80,746,503
Shares outstanding (unlimited shares, no par value):
Class R3	10,888,501
Net asset value per share:
Class R3	$7.42
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2035

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$624,404
Dividend income from unaffiliated investments	423,110
Interest income from unaffiliated investments	8,056
Net income from securities lending	192
Total investment income	1,055,762
Expenses:
Investment management fees	36,627
Distribution and service fees:
Class R1 (A)	36,950
Class R3	72,043
Transfer agent fees:
Class R1 (A)	11,639
Class R3	45,388
Class R6 (B)	31
Trustee and CCO fees	1,383
Audit and tax fees	12,012
Custody fees	680
Legal fees	2,077
Printing and shareholder reports fees	3,699
Registration fees	27,922
Other	6,586
Total expenses before waiver and/or reimbursement and recapture	257,037
Expenses waived and/or reimbursed:
Class R1 (A)	(7,067)
Class R3	(22,694)
Class R6 (B)	(330)
Recapture of previously waived and/or reimbursed fees:
Class R3	3,347
Net expenses	230,293
Net investment income (loss)	825,469
Net realized gain (loss) on:
Affiliated investments	(1,138,087)
Unaffiliated investments	383,920
Capital gain distributions received from affiliated investment companies	1,246,631
Net realized gain (loss)	492,464
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(24,556)
Unaffiliated investments	47,704
Net change in unrealized appreciation (depreciation)	23,148
Net realized and change in unrealized gain (loss)	515,612
Net increase (decrease) in net assets resulting from operations	$1,341,081

(A)	Class R1 shares were liquidated on December 20, 2024.
(B)	Class R6 shares were liquidated on February 10, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2035

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$825,469	$1,081,916
Net realized gain (loss)	492,464	270,867
Net change in unrealized appreciation (depreciation)	23,148	10,851,755
Net increase (decrease) in net assets resulting from operations	1,341,081	12,204,538
Dividends and/or distributions to shareholders:
Class R1 (A)	—	(942,523)
Class R3	(1,055,220)	(31,422)
Class R6 (B)	(20,744)	(26,193)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,075,964)	(1,000,138)
Capital share transactions:
Proceeds from shares sold:
Class R1 (A)	122,304	500,297
Class R3	80,458,709	2,905,095
Class R6 (B)	25,874	347,595
	80,606,887	3,752,987
Dividends and/or distributions reinvested:
Class R1 (A)	—	942,523
Class R3	1,055,220	31,422
Class R6 (B)	20,744	26,193
	1,075,964	1,000,138
Cost of shares redeemed:
Class R1 (A)	(54,380,744)	(8,154,438)
Class R3	(4,021,464)	(860,617)
Class R6 (B)	(1,609,481)	(104,640)
	(60,011,689)	(9,119,695)
Net increase (decrease) in net assets resulting from capital share transactions	21,671,162	(4,366,570)
Net increase (decrease) in net assets	21,936,279	6,837,830
Net assets:
Beginning of period/year	58,810,224	51,972,394
End of period/year	$80,746,503	$58,810,224
Capital share transactions - shares:
Shares issued:
Class R1 (A)	15,903	69,429
Class R3	10,799,715	412,082
Class R6 (B)	3,358	47,515
	10,818,976	529,026
Shares reinvested:
Class R1 (A)	—	138,606
Class R3	143,959	4,683
Class R6 (B)	2,737	3,796
	146,696	147,085
Shares redeemed:
Class R1 (A)	(7,205,629)	(1,135,560)
Class R3	(547,593)	(123,507)
Class R6 (B)	(206,750)	(14,071)
	(7,959,972)	(1,273,138)
Net increase (decrease) in shares outstanding:
Class R1 (A)	(7,189,726)	(927,525)
Class R3	10,396,081	293,258
Class R6 (B)	(200,655)	37,240
	3,005,700	(597,027)

(A)	Class R1 shares were liquidated on December 20, 2024.
(B)	Class R6 shares were liquidated on February 10, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2035

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$7.37	$6.06	$11.16	$14.63	$11.86	$11.50
Investment operations:
Net investment income (loss) (A)	0.07	0.13	0.11	0.18	0.11	0.15
Net realized and unrealized gain (loss)	0.08	1.32	0.40	(2.81)	3.01	0.49
Total investment operations	0.15	1.45	0.51	(2.63)	3.12	0.64
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.14)	(0.25)	(0.39)	(0.14)	(0.19)
Net realized gains	—	—	(5.36)	(0.45)	(0.21)	(0.09)
Total dividends and/or distributions to shareholders	(0.10)	(0.14)	(5.61)	(0.84)	(0.35)	(0.28)
Net asset value, end of period/year	$7.42	$7.37	$6.06	$11.16	$14.63	$11.86
Total return	2.06%(D)	24.20%	5.99%	(19.15)%(C)	26.69%	5.57%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$80,747	$3,630	$1,207	$295	$14	$11
Expenses to average net assets (E)(F)
Excluding waiver and/or reimbursement and recapture	0.65%(G)	0.68%	0.71%	0.71%	0.92%	0.94%
Including waiver and/or reimbursement and recapture	0.58%(G)	0.59%	0.58%	0.59%	0.91%	0.90%
Net investment income (loss) to average net assets	2.00%(G)	1.90%	1.71%	1.60%	0.82%	1.33%
Portfolio turnover rate	16%(D)	5%	11%	108%	7%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(F)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.36%, 0.37%, 0.34%, 0.04% and 0.05%, for the period ended April 30, 2025 and the years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(G)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2035 (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers one class of shares, Class R3. Class R1 and Class R6 shares liquidated on December 20, 2024 and February 10, 2025, respectively.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$1,070,908	$—	$—	$—	$1,070,908
Total Borrowings	$1,070,908	$—	$—	$—	$1,070,908
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R3	0.95%	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R3	$—	$—	$—	$22,439	$22,439

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Class R3 shares.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$2,747	$483
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$32,300,340	$12,032,367
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$81,353,792	$3,229,696	$(2,780,189)	$449,507
9. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. OPERATING SEGMENTS (continued)
Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
10. SUBSEQUENT EVENT
The Fund reorganized into Transamerica Asset Allocation - Moderate Growth Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Moderate Growth Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.
Shares issued to Transamerica ClearTrack® 2035 and Transamerica ClearTrack® 2040 shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Moderate Growth Portfolio, were as follows:
Transamerica ClearTrack® 2035 Class	Transamerica ClearTrack® 2035 Shares	Transamerica ClearTrack® 2040 Class	Transamerica ClearTrack® 2040 Shares	Transamerica Asset Allocation - Moderate Growth Portfolio Class	Transamerica Asset Allocation - Moderate Growth Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	10,720,762	Class R3	10,286,128	Class R3	11,990,070	$161,177,710	0.57

(A)
Calculated by dividing the surviving Fund's shares issuable by the two acquired Funds (6,123,829 from ClearTrack® 2035 and 5,866,241 from
ClearTrack® 2040). The 0.57 exchange ratio is a weighted ratio. ClearTrack® 2035's specific ratio is 0.57 and ClearTrack® 2040's ratio is 0.57.

The net assets of Transamerica ClearTrack® 2035 and Transamerica ClearTrack® 2040, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Moderate Growth Portfolio. These amounts were as follows:
Transamerica ClearTrack®2035 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2040 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2035 Net Assets	Transamerica ClearTrack®2040 Net Assets	Transamerica Asset Allocation - Moderate Growth Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$3,198,090	$4,887,758	$82,320,184	$78,857,526	$1,430,184,217	$1,591,361,927
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2035

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2035

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2035

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2035

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453782 CT 2035 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica ClearTrack® 2040
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 51.4%
International Equity Funds - 18.4%
iShares Core MSCI EAFE ETF	120,559	$ 9,489,199
iShares Core MSCI Emerging Markets ETF	42,630	2,309,267
iShares Global REIT ETF (A)	95,628	2,311,329
		14,109,795
U.S. Equity Fund - 23.5%
iShares Core S&P 500 ETF	32,333	18,040,520
U.S. Fixed Income Funds - 9.5%
iShares 0-5 Year TIPS Bond ETF	35,011	3,623,639
iShares Core U.S. Aggregate Bond ETF	36,474	3,611,655
		7,235,294
Total Exchange-Traded Funds (Cost $37,242,761)		39,385,609
INVESTMENT COMPANIES - 47.6%
International Equity Funds - 10.8%
Transamerica Emerging Markets Equity (B)	181,638	1,562,086
Transamerica International Focus (B)	343,593	2,339,870
Transamerica International Stock (B)	336,951	4,333,189
		8,235,145
International Fixed Income Fund - 2.4%
Transamerica Emerging Markets Debt (B)	205,505	1,859,825
U.S. Equity Funds - 23.1%
Transamerica Capital Growth (B)(C)	205,492	2,268,633
Transamerica Large Cap Value (B)	399,940	5,651,154
Transamerica Mid Cap Growth (B)	221,234	2,143,756
Transamerica Mid Cap Value Opportunities (B)	196,086	2,100,083
Transamerica Small Cap Growth (B)	160,212	906,798
Transamerica Small Cap Value (B)	202,915	892,828
Transamerica US Growth (B)	135,007	3,749,143
		17,712,395
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 11.3%
Transamerica Bond (B)	757,226	$ 6,080,527
Transamerica High Yield Bond (B)	325,349	2,602,786
		8,683,313
Total Investment Companies (Cost $36,920,256)		36,490,678
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (D)	123,750	123,750
Total Other Investment Company (Cost $123,750)		123,750

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 1.80% (D), dated 04/30/2025, to be repurchased at $753,713 on 05/01/2025. Collateralized by a U.S. Government Obligation, 0.63%, due 05/15/2030, and with a value of $768,751.	$ 753,676	753,676
Total Repurchase Agreement (Cost $753,676)		753,676
Total Investments (Cost $75,040,443)		76,753,713
Net Other Assets (Liabilities) - (0.1)%		(91,250)
Net Assets - 100.0%		$ 76,662,463
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$39,385,609	$—	$—	$39,385,609
Investment Companies	36,490,678	—	—	36,490,678
Other Investment Company	123,750	—	—	123,750
Repurchase Agreement	—	753,676	—	753,676
Total Investments	$76,000,037	$753,676	$—	$76,753,713
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $120,850, collateralized by cash collateral of $123,750. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2025	Shares as of April 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$3,943,300	$2,930,476	$(804,848)	$(152,578)	$164,177	$6,080,527	757,226	$122,554	$—
Transamerica Capital Growth	1,859,622	875,723	(784,214)	383,349	(65,847)	2,268,633	205,492	—	—
Transamerica Emerging Markets Debt	1,442,297	587,022	(130,214)	(22,926)	(16,354)	1,859,825	205,505	65,746	—
Transamerica Emerging Markets Equity	1,272,343	521,294	(329,784)	(113,043)	211,276	1,562,086	181,638	2,110	—
Transamerica High Yield Bond	1,749,677	1,076,615	(151,637)	(24,626)	(47,243)	2,602,786	325,349	81,274	—
Transamerica International Focus	2,305,071	1,486,682	(1,138,597)	(536,923)	223,637	2,339,870	343,593	38,568	379,445
Transamerica International Stock	2,368,272	2,078,743	(389,135)	10,362	264,947	4,333,189	336,951	71,003	75,490
Transamerica Large Cap Value	4,692,181	1,951,167	(732,573)	52,459	(312,080)	5,651,154	399,940	56,572	56,512
Transamerica Mid Cap Growth	1,463,409	938,785	(197,520)	(59,925)	(993)	2,143,756	221,234	—	56,745
Transamerica Mid Cap Value Opportunities	1,449,166	841,547	(47,393)	(13,443)	(129,794)	2,100,083	196,086	21,509	108,957
Transamerica Small Cap Growth	1,115,206	566,831	(604,111)	(315,851)	144,723	906,798	160,212	—	124,810
Transamerica Small Cap Value	1,189,504	666,691	(586,786)	(616,545)	239,964	892,828	202,915	20,686	223,984
Transamerica US Growth	2,923,619	1,648,958	(310,180)	109,292	(622,546)	3,749,143	135,007	4,836	401,208
Total	$27,773,667	$16,170,534	$(6,206,992)	$(1,300,398)	$53,867	$36,490,678	3,671,148	$484,858	$1,427,151

(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at April 30, 2025.
(E)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2040

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $36,920,256)	$36,490,678
Unaffiliated investments, at value (cost $37,366,511) (including securities loaned of $120,850)	39,509,359
Repurchase agreement, at value (cost $753,676)	753,676
Receivables and other assets:
Net income from securities lending	87
Shares of beneficial interest sold	75,560
Dividends from affiliated investments	39,043
Interest	38
Prepaid expenses	1,247
Total assets	76,869,688
Liabilities:
Cash collateral received upon return of:
Securities on loan	123,750
Payables and other liabilities:
Investments purchased	39,043
Investment management fees	3,525
Distribution and service fees	15,202
Transfer agent fees	9,578
Trustee and CCO fees	198
Audit and tax fees	11,286
Custody fees	617
Legal fees	214
Printing and shareholder reports fees	526
Other accrued expenses	3,286
Total liabilities	207,225
Net assets	$76,662,463
Net assets consist of:
Paid-in capital	$77,225,964
Total distributable earnings (accumulated losses)	(563,501)
Net assets	$76,662,463
Net assets by class:
Class R3	$76,662,463
Shares outstanding (unlimited shares, no par value):
Class R3	10,446,935
Net asset value per share:
Class R3	$7.34
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2040

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$484,858
Dividend income from unaffiliated investments	407,546
Interest income from unaffiliated investments	7,072
Net income from securities lending	152
Total investment income	899,628
Expenses:
Investment management fees	35,258
Distribution and service fees:
Class R1 (A)	35,531
Class R3	69,773
Transfer agent fees:
Class R1 (A)	11,192
Class R3	43,957
Class R6 (B)	18
Trustee and CCO fees	1,340
Audit and tax fees	12,001
Custody fees	612
Legal fees	1,971
Printing and shareholder reports fees	3,486
Registration fees	27,922
Other	6,321
Total expenses before waiver and/or reimbursement and recapture	249,382
Expenses waived and/or reimbursed:
Class R1 (A)	(7,660)
Class R3	(23,217)
Class R6 (B)	(198)
Recapture of previously waived and/or reimbursed fees:
Class R3	3,109
Net expenses	221,416
Net investment income (loss)	678,212
Net realized gain (loss) on:
Affiliated investments	(1,300,398)
Unaffiliated investments	19,007
Capital gain distributions received from affiliated investment companies	1,427,151
Net realized gain (loss)	145,760
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	53,867
Unaffiliated investments	315,918
Net change in unrealized appreciation (depreciation)	369,785
Net realized and change in unrealized gain (loss)	515,545
Net increase (decrease) in net assets resulting from operations	$1,193,757

(A)	Class R1 shares were liquidated on December 20, 2024.
(B)	Class R6 shares were liquidated on February 10, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2040

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$678,212	$848,928
Net realized gain (loss)	145,760	597,679
Net change in unrealized appreciation (depreciation)	369,785	10,953,447
Net increase (decrease) in net assets resulting from operations	1,193,757	12,400,054
Dividends and/or distributions to shareholders:
Class R1 (A)	—	(694,605)
Class R3	(870,092)	(62,803)
Class R6 (B)	(9,895)	(13,711)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(879,987)	(771,119)
Capital share transactions:
Proceeds from shares sold:
Class R1 (A)	136,071	613,786
Class R3	73,953,067	3,862,908
Class R6 (B)	9,399	110,802
	74,098,537	4,587,496
Dividends and/or distributions reinvested:
Class R1 (A)	—	694,605
Class R3	870,092	62,803
Class R6 (B)	9,895	13,711
	879,987	771,119
Cost of shares redeemed:
Class R1 (A)	(51,542,995)	(5,347,209)
Class R3	(3,489,926)	(1,956,914)
Class R6 (B)	(914,470)	(14,033)
	(55,947,391)	(7,318,156)
Net increase (decrease) in net assets resulting from capital share transactions	19,031,133	(1,959,541)
Net increase (decrease) in net assets	19,344,903	9,669,394
Net assets:
Beginning of period/year	57,317,560	47,648,166
End of period/year	$76,662,463	$57,317,560
Capital share transactions - shares:
Shares issued:
Class R1 (A)	17,923	86,777
Class R3	10,021,218	555,304
Class R6 (B)	1,219	15,537
	10,040,360	657,618
Shares reinvested:
Class R1 (A)	—	104,139
Class R3	119,518	9,559
Class R6 (B)	1,300	2,005
	120,818	115,703
Shares redeemed:
Class R1 (A)	(6,885,277)	(765,283)
Class R3	(473,935)	(268,745)
Class R6 (B)	(116,541)	(1,950)
	(7,475,753)	(1,035,978)
Net increase (decrease) in shares outstanding:
Class R1 (A)	(6,867,354)	(574,367)
Class R3	9,666,801	296,118
Class R6 (B)	(114,022)	15,592
	2,685,425	(262,657)

(A)	Class R1 shares were liquidated on December 20, 2024.
(B)	Class R6 shares were liquidated on February 10, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2040

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$7.29	$5.87	$11.31	$15.00	$11.98	$11.65
Investment operations:
Net investment income (loss) (A)	0.06	0.11	0.08	0.15	0.11	0.16
Net realized and unrealized gain (loss)	0.07	1.43	0.47	(2.92)	3.32	0.48
Total investment operations	0.13	1.54	0.55	(2.77)	3.43	0.64
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.12)	(0.23)	(0.44)	(0.14)	(0.19)
Net realized gains	—	—	(5.76)	(0.48)	(0.27)	(0.12)
Total dividends and/or distributions to shareholders	(0.08)	(0.12)	(5.99)	(0.92)	(0.41)	(0.31)
Net asset value, end of period/year	$7.34	$7.29	$5.87	$11.31	$15.00	$11.98
Total return	1.84%(D)	26.47%	6.57%	(19.76)%(C)	29.17%	5.52%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$76,662	$5,688	$2,841	$461	$15	$11
Expenses to average net assets (E)(F)
Excluding waiver and/or reimbursement and recapture	0.65%(G)	0.69%	0.72%	0.72%	0.93%	0.95%
Including waiver and/or reimbursement and recapture	0.58%(G)	0.58%	0.58%	0.59%	0.91%	0.90%
Net investment income (loss) to average net assets	1.62%(G)	1.63%	1.33%	1.31%	0.81%	1.34%
Portfolio turnover rate	15%(D)	6%	13%	111%	6%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(F)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.37%, 0.37%, 0.34%, 0.04% and 0.05%, for the period ended April 30, 2025 and the years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(G)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2040 (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers one class of shares, Class R3. Class R1 and Class R6 shares liquidated on December 20, 2024 and February 10, 2025, respectively.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$123,750	$—	$—	$—	$123,750
Total Borrowings	$123,750	$—	$—	$—	$123,750
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R3	0.95%	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R3	$—	$—	$4,147	$23,217	$27,364

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Class R3 shares.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$2,644	$456
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$28,897,614	$10,671,289
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$75,040,443	$3,988,168	$(2,274,898)	$1,713,270
9. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. OPERATING SEGMENTS (continued)
Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
10. SUBSEQUENT EVENT
The Fund reorganized into Transamerica Asset Allocation - Moderate Growth Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Moderate Growth Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.
Shares issued to Transamerica ClearTrack® 2035 and Transamerica ClearTrack® 2040 shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Moderate Growth Portfolio, were as follows:
Transamerica ClearTrack® 2035 Class	Transamerica ClearTrack® 2035 Shares	Transamerica ClearTrack® 2040 Class	Transamerica ClearTrack® 2040 Shares	Transamerica Asset Allocation - Moderate Growth Portfolio Class	Transamerica Asset Allocation - Moderate Growth Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	10,720,762	Class R3	10,286,128	Class R3	11,990,070	$161,177,710	0.57

(A)
Calculated by dividing the surviving Fund's shares issuable by the two acquired Funds (6,123,829 from ClearTrack® 2035 and 5,866,241 from
ClearTrack® 2040). The 0.57 exchange ratio is a weighted ratio. ClearTrack® 2035's specific ratio is 0.57 and ClearTrack® 2040's ratio is 0.57.

The net assets of Transamerica ClearTrack® 2035 and Transamerica ClearTrack® 2040, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Moderate Growth Portfolio. These amounts were as follows:
Transamerica ClearTrack®2035 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2040 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2035 Net Assets	Transamerica ClearTrack®2040 Net Assets	Transamerica Asset Allocation - Moderate Growth Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$3,198,090	$4,887,758	$82,320,184	$78,857,526	$1,430,184,217	$1,591,361,927
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2040

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2040

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2040

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2040

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453782 CT 2040 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica ClearTrack® 2045
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 53.4%
International Equity Funds - 21.6%
iShares Core MSCI EAFE ETF	95,427	$ 7,511,059
iShares Core MSCI Emerging Markets ETF	33,466	1,812,853
iShares Global REIT ETF (A)	74,568	1,802,309
		11,126,221
U.S. Equity Fund - 25.7%
iShares Core S&P 500 ETF	23,645	13,192,964
U.S. Fixed Income Funds - 6.1%
iShares 0-5 Year TIPS Bond ETF	18,809	1,946,731
iShares Core U.S. Aggregate Bond ETF	11,936	1,181,903
		3,128,634
Total Exchange-Traded Funds (Cost $25,767,123)		27,447,819
INVESTMENT COMPANIES - 45.9%
International Equity Funds - 11.9%
Transamerica Emerging Markets Equity (B)	146,439	1,259,373
Transamerica International Focus (B)	255,547	1,740,274
Transamerica International Stock (B)	240,220	3,089,238
		6,088,885
International Fixed Income Fund - 1.4%
Transamerica Emerging Markets Debt (B)	81,619	738,649
U.S. Equity Funds - 26.5%
Transamerica Capital Growth (B)(C)	144,337	1,593,474
Transamerica Large Cap Value (B)	308,241	4,355,450
Transamerica Mid Cap Growth (B)	172,942	1,675,811
Transamerica Mid Cap Value Opportunities (B)	159,040	1,703,321
Transamerica Small Cap Growth (B)	132,039	747,340
Transamerica Small Cap Value (B)	167,313	736,179
Transamerica US Growth (B)	101,754	2,825,702
		13,637,277
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 6.1%
Transamerica Bond (B)	268,492	$ 2,155,990
Transamerica High Yield Bond (B)	123,820	990,558
		3,146,548
Total Investment Companies (Cost $23,800,710)		23,611,359
OTHER INVESTMENT COMPANY - 3.6%
Securities Lending Collateral - 3.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (D)	1,845,558	1,845,558
Total Other Investment Company (Cost $1,845,558)		1,845,558

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.80% (D), dated 04/30/2025, to be repurchased at $351,564 on 05/01/2025. Collateralized by a U.S. Government Obligation, 4.00%, due 01/31/2031, and with a value of $358,637.	$ 351,547	351,547
Total Repurchase Agreement (Cost $351,547)		351,547
Total Investments (Cost $51,764,938)		53,256,283
Net Other Assets (Liabilities) - (3.6)%		(1,875,167)
Net Assets - 100.0%		$ 51,381,116
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$27,447,819	$—	$—	$27,447,819
Investment Companies	23,611,359	—	—	23,611,359
Other Investment Company	1,845,558	—	—	1,845,558
Repurchase Agreement	—	351,547	—	351,547
Total Investments	$52,904,736	$351,547	$—	$53,256,283
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $1,802,309, collateralized by cash collateral of $1,845,558. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2025	Shares as of April 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$1,804,073	$764,912	$(418,125)	$(78,335)	$83,465	$2,155,990	268,492	$50,063	$—
Transamerica Capital Growth	1,496,200	493,254	(615,116)	289,269	(70,133)	1,593,474	144,337	—	—
Transamerica Emerging Markets Debt	604,517	254,314	(104,387)	(15,545)	(250)	738,649	81,619	27,032	—
Transamerica Emerging Markets Equity	986,199	390,418	(182,034)	(78,607)	143,397	1,259,373	146,439	1,613	—
Transamerica High Yield Bond	821,483	327,768	(131,862)	(17,658)	(9,173)	990,558	123,820	34,724	—
Transamerica International Focus	1,854,747	1,086,641	(953,465)	(456,201)	208,552	1,740,274	255,547	30,162	296,749
Transamerica International Stock	1,858,492	1,349,727	(320,556)	11,689	189,886	3,089,238	240,220	55,309	58,804
Transamerica Large Cap Value	3,447,043	1,464,011	(338,502)	19,638	(236,740)	4,355,450	308,241	42,927	42,280
Transamerica Mid Cap Growth	1,072,410	749,195	(76,760)	(28,122)	(40,912)	1,675,811	172,942	—	44,268
Transamerica Mid Cap Value Opportunities	1,073,301	788,318	(44,355)	(18,250)	(95,693)	1,703,321	159,040	16,158	81,852
Transamerica Small Cap Growth	760,465	371,776	(251,174)	(137,775)	4,048	747,340	132,039	—	88,732
Transamerica Small Cap Value	833,858	445,418	(252,892)	(252,614)	(37,591)	736,179	167,313	15,418	166,955
Transamerica US Growth	2,139,466	1,284,513	(178,709)	58,443	(478,011)	2,825,702	101,754	3,610	299,496
Total	$18,752,254	$9,770,265	$(3,867,937)	$(704,068)	$(339,155)	$23,611,359	2,301,803	$277,016	$1,079,136

(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at April 30, 2025.
(E)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2045

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $23,800,710)	$23,611,359
Unaffiliated investments, at value (cost $27,612,681) (including securities loaned of $1,802,309)	29,293,377
Repurchase agreement, at value (cost $351,547)	351,547
Receivables and other assets:
Net income from securities lending	44
Shares of beneficial interest sold	255
Dividends from affiliated investments	14,171
Interest	18
Due from investment manager	203
Prepaid expenses	1,146
Total assets	53,272,120
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,845,558
Payables and other liabilities:
Investments purchased	14,172
Distribution and service fees	10,184
Transfer agent fees	6,415
Trustee and CCO fees	136
Audit and tax fees	11,185
Custody fees	786
Legal fees	11
Printing and shareholder reports fees	396
Other accrued expenses	2,161
Total liabilities	1,891,004
Net assets	$51,381,116
Net assets consist of:
Paid-in capital	$51,729,439
Total distributable earnings (accumulated losses)	(348,323)
Net assets	$51,381,116
Net assets by class:
Class R3	$51,381,116
Shares outstanding (unlimited shares, no par value):
Class R3	7,597,638
Net asset value per share:
Class R3	$6.76
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2045

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$277,016
Dividend income from unaffiliated investments	281,573
Interest income from unaffiliated investments	5,119
Net income from securities lending	115
Total investment income	563,823
Expenses:
Investment management fees	24,288
Distribution and service fees:
Class R1 (A)	23,733
Class R3	48,086
Transfer agent fees:
Class R1 (A)	7,476
Class R3	30,294
Class R6 (B)	23
Trustee and CCO fees	933
Audit and tax fees	11,915
Custody fees	686
Legal fees	1,371
Printing and shareholder reports fees	2,475
Registration fees	27,922
Other	5,898
Total expenses before waiver and/or reimbursement and recapture	185,100
Expenses waived and/or reimbursed:
Class R1 (A)	(8,203)
Class R3	(27,048)
Class R6 (B)	(420)
Recapture of previously waived and/or reimbursed fees:
Class R3	2,104
Net expenses	151,533
Net investment income (loss)	412,290
Net realized gain (loss) on:
Affiliated investments	(704,068)
Unaffiliated investments	27,895
Capital gain distributions received from affiliated investment companies	1,079,136
Net realized gain (loss)	402,963
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(339,155)
Unaffiliated investments	125,791
Net change in unrealized appreciation (depreciation)	(213,364)
Net realized and change in unrealized gain (loss)	189,599
Net increase (decrease) in net assets resulting from operations	$601,889

(A)	Class R1 shares were liquidated on December 20, 2024.
(B)	Class R6 shares were liquidated on February 10, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2045

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$412,290	$502,873
Net realized gain (loss)	402,963	398
Net change in unrealized appreciation (depreciation)	(213,364)	8,011,321
Net increase (decrease) in net assets resulting from operations	601,889	8,514,592
Dividends and/or distributions to shareholders:
Class R1 (A)	—	(406,112)
Class R3	(529,069)	(40,092)
Class R6 (B)	(11,242)	(13,973)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(540,311)	(460,177)
Capital share transactions:
Proceeds from shares sold:
Class R1 (A)	216,697	436,526
Class R3	49,677,734	3,648,551
Class R6 (B)	21,660	302,830
	49,916,091	4,387,907
Dividends and/or distributions reinvested:
Class R1 (A)	—	406,112
Class R3	529,069	40,092
Class R6 (B)	11,242	13,973
	540,311	460,177
Cost of shares redeemed:
Class R1 (A)	(34,526,237)	(2,400,683)
Class R3	(3,500,644)	(993,819)
Class R6 (B)	(1,164,792)	(93,047)
	(39,191,673)	(3,487,549)
Net increase (decrease) in net assets resulting from capital share transactions	11,264,729	1,360,535
Net increase (decrease) in net assets	11,326,307	9,414,950
Net assets:
Beginning of period/year	40,054,809	30,639,859
End of period/year	$51,381,116	$40,054,809
Capital share transactions - shares:
Shares issued:
Class R1 (A)	30,568	67,289
Class R3	7,281,539	573,137
Class R6 (B)	3,042	46,539
	7,315,149	686,965
Shares reinvested:
Class R1 (A)	—	66,250
Class R3	78,614	6,649
Class R6 (B)	1,604	2,236
	80,218	75,135
Shares redeemed:
Class R1 (A)	(4,981,402)	(374,128)
Class R3	(520,558)	(155,316)
Class R6 (B)	(160,932)	(13,577)
	(5,662,892)	(543,021)
Net increase (decrease) in shares outstanding:
Class R1 (A)	(4,950,834)	(240,589)
Class R3	6,839,595	424,470
Class R6 (B)	(156,286)	35,198
	1,732,475	219,079

(A)	Class R1 shares were liquidated on December 20, 2024.
(B)	Class R6 shares were liquidated on February 10, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2045

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$6.73	$5.36	$11.80	$15.72	$12.24	$11.93
Investment operations:
Net investment income (loss) (A)	0.04	0.08	0.06	0.17	0.12	0.16
Net realized and unrealized gain (loss)	0.06	1.39	0.54	(3.19)	3.83	0.48
Total investment operations	0.10	1.47	0.60	(3.02)	3.95	0.64
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	(0.10)	(0.21)	(0.49)	(0.15)	(0.19)
Net realized gains	—	—	(6.83)	(0.41)	(0.32)	(0.14)
Total dividends and/or distributions to shareholders	(0.07)	(0.10)	(7.04)	(0.90)	(0.47)	(0.33)
Net asset value, end of period/year	$6.76	$6.73	$5.36	$11.80	$15.72	$12.24
Total return	1.47%(D)	27.74%	7.11%	(20.41)%(C)	32.82%	5.34%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$51,381	$5,104	$1,786	$269	$15	$11
Expenses to average net assets (E)(F)
Excluding waiver and/or reimbursement and recapture	0.71%(G)	0.76%	0.82%	0.80%	0.99%	1.03%
Including waiver and/or reimbursement and recapture	0.58%(G)	0.58%	0.58%	0.59%	0.91%	0.90%
Net investment income (loss) to average net assets	1.33%(G)	1.32%	1.07%	1.38%	0.81%	1.33%
Portfolio turnover rate	14%(D)	7%	14%	116%	5%	9%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(F)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.37%, 0.37%, 0.35%, 0.04% and 0.05%, for the period ended April 30, 2025 and the years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(G)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2045 (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers one class of shares, Class R3. Class R1 and Class R6 shares liquidated on December 20, 2024 and February 10, 2025, respectively.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$1,845,558	$—	$—	$—	$1,845,558
Total Borrowings	$1,845,558	$—	$—	$—	$1,845,558
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R3	0.95%	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R3	$—	$—	$6,991	$27,048	$34,039

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Class R3 shares.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,821	$305
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$17,838,161	$7,049,583
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$51,764,938	$2,995,735	$(1,504,390)	$1,491,345
9. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. OPERATING SEGMENTS (continued)
Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
10. SUBSEQUENT EVENT
The Fund reorganized into Transamerica Asset Allocation - Growth Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Growth Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.
Shares issued to Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050 shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Growth Portfolio, were as follows:
Transamerica ClearTrack® 2045 Class	Transamerica ClearTrack® 2045 Shares	Transamerica ClearTrack® 2050 Class	Transamerica ClearTrack® 2050 Shares	Transamerica Asset Allocation - Growth Portfolio Class	Transamerica Asset Allocation - Growth Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	7,529,359	Class R3	5,973,697	Class R3	6,119,119	$96,235,991	0.45

(A)
Calculated by dividing the surviving Fund's shares issuable by the two acquired Funds (3,405,745 from ClearTrack® 2045 and 2,713,374 from
ClearTrack® 2050). The 0.45 exchange ratio is a weighted ratio. ClearTrack® 2045's specific ratio is 0.45 and ClearTrack® 2050's ratio is 0.45.

The net assets of Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Growth Portfolio. These amounts were as follows:
Transamerica ClearTrack®2045 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2050 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2045 Net Assets	Transamerica ClearTrack®2050 Net Assets	Transamerica Asset Allocation - Growth Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$4,020,950	$3,473,655	$53,562,496	$42,673,495	$1,079,833,626	$1,176,069,617
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2045

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2045

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2045

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2045

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453782 CT 2045 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica ClearTrack® 2050
Customer Service: 888-233-4339
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Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 53.6%
International Equity Funds - 23.9%
iShares Core MSCI EAFE ETF	82,451	$ 6,489,718
iShares Core MSCI Emerging Markets ETF	29,602	1,603,540
iShares Global REIT ETF	67,506	1,631,620
		9,724,878
U.S. Equity Fund - 26.3%
iShares Core S&P 500 ETF	19,198	10,711,716
U.S. Fixed Income Funds - 3.4%
iShares 0-5 Year TIPS Bond ETF	9,606	994,221
iShares Core U.S. Aggregate Bond ETF	4,033	399,348
		1,393,569
Total Exchange-Traded Funds (Cost $20,355,159)		21,830,163
INVESTMENT COMPANIES - 45.5%
International Equity Funds - 12.6%
Transamerica Emerging Markets Equity (A)	113,108	972,728
Transamerica International Focus (A)	212,144	1,444,701
Transamerica International Stock (A)	212,221	2,729,168
		5,146,597
International Fixed Income Fund - 1.0%
Transamerica Emerging Markets Debt (A)	44,006	398,257
U.S. Equity Funds - 27.5%
Transamerica Capital Growth (A)(B)	123,646	1,365,051
Transamerica Large Cap Value (A)	251,476	3,553,353
Transamerica Mid Cap Growth (A)	147,793	1,432,117
Transamerica Mid Cap Value Opportunities (A)	133,051	1,424,970
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Cap Growth (A)	103,549	$ 586,088
Transamerica Small Cap Value (A)	133,495	587,378
Transamerica US Growth (A)	81,448	2,261,815
		11,210,772
U.S. Fixed Income Funds - 4.4%
Transamerica Bond (A)	149,732	1,202,344
Transamerica High Yield Bond (A)	75,203	601,624
		1,803,968
Total Investment Companies (Cost $18,704,653)		18,559,594

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 1.80% (C), dated 04/30/2025, to be repurchased at $386,865 on 05/01/2025. Collateralized by a U.S. Government Obligation, 4.00%, due 11/15/2042, and with a value of $394,635.	$ 386,846	386,846
Total Repurchase Agreement (Cost $386,846)		386,846
Total Investments (Cost $39,446,658)		40,776,603
Net Other Assets (Liabilities) - (0.1)%		(23,715)
Net Assets - 100.0%		$ 40,752,888
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$21,830,163	$—	$—	$21,830,163
Investment Companies	18,559,594	—	—	18,559,594
Repurchase Agreement	—	386,846	—	386,846
Total Investments	$40,389,757	$386,846	$—	$40,776,603
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2025	Shares as of April 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$1,011,601	$413,928	$(224,538)	$(42,512)	$43,865	$1,202,344	149,732	$26,512	$—
Transamerica Capital Growth	1,246,659	327,840	(417,965)	205,808	2,709	1,365,051	123,646	—	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2025	Shares as of April 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Debt	$172,182	$279,694	$(44,774)	$(6,599)	$(2,246)	$398,257	44,006	$10,444	$—
Transamerica Emerging Markets Equity	855,453	251,166	(184,842)	(74,841)	125,792	972,728	113,108	1,437	—
Transamerica High Yield Bond	515,486	190,404	(88,358)	(11,752)	(4,156)	601,624	75,203	20,612	—
Transamerica International Focus	1,676,285	890,541	(870,369)	(405,958)	154,202	1,444,701	212,144	29,174	287,022
Transamerica International Stock	1,726,410	1,173,371	(316,068)	(522)	145,977	2,729,168	212,221	53,635	57,024
Transamerica Large Cap Value	3,085,736	1,043,316	(400,382)	29,557	(204,874)	3,553,353	251,476	37,115	38,006
Transamerica Mid Cap Growth	1,030,832	558,743	(111,811)	(34,890)	(10,757)	1,432,117	147,793	—	41,355
Transamerica Mid Cap Value Opportunities	1,015,323	551,431	(36,403)	(12,353)	(93,028)	1,424,970	133,051	15,427	78,146
Transamerica Small Cap Growth	732,740	263,893	(297,849)	(160,700)	48,004	586,088	103,549	—	85,016
Transamerica Small Cap Value	794,164	371,480	(335,047)	(356,667)	113,448	587,378	133,495	13,749	148,869
Transamerica US Growth	1,892,032	836,028	(134,257)	45,108	(377,096)	2,261,815	81,448	3,246	269,298
Total	$15,754,903	$7,151,835	$(3,462,663)	$(826,321)	$(58,160)	$18,559,594	1,780,872	$211,351	$1,004,736

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at April 30, 2025.
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2050

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $18,704,653)	$18,559,594
Unaffiliated investments, at value (cost $20,355,159)	21,830,163
Repurchase agreement, at value (cost $386,846)	386,846
Receivables and other assets:
Shares of beneficial interest sold	934
Dividends from affiliated investments	7,864
Interest	19
Due from investment manager	1,799
Prepaid expenses	1,086
Total assets	40,788,305
Liabilities:
Payables and other liabilities:
Investments purchased	7,864
Distribution and service fees	7,940
Transfer agent fees	5,002
Trustee and CCO fees	109
Audit and tax fees	11,153
Custody fees	615
Legal fees	42
Printing and shareholder reports fees	613
Other accrued expenses	2,079
Total liabilities	35,417
Net assets	$40,752,888
Net assets consist of:
Paid-in capital	$40,978,149
Total distributable earnings (accumulated losses)	(225,261)
Net assets	$40,752,888
Net assets by class:
Class R3	$40,752,888
Shares outstanding (unlimited shares, no par value):
Class R3	6,020,912
Net asset value per share:
Class R3	$6.77
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2050

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$211,351
Dividend income from unaffiliated investments	234,749
Interest income from unaffiliated investments	3,890
Total investment income	449,990
Expenses:
Investment management fees	19,261
Distribution and service fees:
Class R1 (A)	20,693
Class R3	37,167
Transfer agent fees:
Class R1 (A)	6,518
Class R3	23,415
Class R6 (B)	19
Trustee and CCO fees	755
Audit and tax fees	11,886
Custody fees	416
Legal fees	1,181
Printing and shareholder reports fees	2,191
Registration fees	27,922
Other	5,871
Total expenses before waiver and/or reimbursement and recapture	157,295
Expenses waived and/or reimbursed:
Class R1 (A)	(8,570)
Class R3	(28,724)
Class R6 (B)	(481)
Recapture of previously waived and/or reimbursed fees:
Class R3	1,632
Net expenses	121,152
Net investment income (loss)	328,838
Net realized gain (loss) on:
Affiliated investments	(826,321)
Unaffiliated investments	40,085
Capital gain distributions received from affiliated investment companies	1,004,736
Net realized gain (loss)	218,500
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(58,160)
Unaffiliated investments	80,164
Net change in unrealized appreciation (depreciation)	22,004
Net realized and change in unrealized gain (loss)	240,504
Net increase (decrease) in net assets resulting from operations	$569,342

(A)	Class R1 shares were liquidated on December 20, 2024.
(B)	Class R6 shares were liquidated on February 10, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2050

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$328,838	$406,214
Net realized gain (loss)	218,500	254,806
Net change in unrealized appreciation (depreciation)	22,004	6,881,726
Net increase (decrease) in net assets resulting from operations	569,342	7,542,746
Dividends and/or distributions to shareholders:
Class R1 (A)	—	(352,346)
Class R3	(411,073)	(35,904)
Class R6 (B)	(9,357)	(12,021)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(420,430)	(400,271)
Capital share transactions:
Proceeds from shares sold:
Class R1 (A)	73,247	484,340
Class R3	38,543,203	2,647,364
Class R6 (B)	40,699	190,084
	38,657,149	3,321,788
Dividends and/or distributions reinvested:
Class R1 (A)	—	352,346
Class R3	411,073	35,904
Class R6 (B)	9,357	12,021
	420,430	400,271
Cost of shares redeemed:
Class R1 (A)	(29,916,273)	(2,644,057)
Class R3	(1,829,765)	(922,043)
Class R6 (B)	(975,952)	(28,072)
	(32,721,990)	(3,594,172)
Net increase (decrease) in net assets resulting from capital share transactions	6,355,589	127,887
Net increase (decrease) in net assets	6,504,501	7,270,362
Net assets:
Beginning of period/year	34,248,387	26,978,025
End of period/year	$40,752,888	$34,248,387
Capital share transactions - shares:
Shares issued:
Class R1 (A)	10,293	76,329
Class R3	5,644,211	415,528
Class R6 (B)	5,670	28,705
	5,660,174	520,562
Shares reinvested:
Class R1 (A)	—	57,292
Class R3	60,990	5,964
Class R6 (B)	1,325	1,914
	62,315	65,170
Shares redeemed:
Class R1 (A)	(4,296,020)	(410,655)
Class R3	(267,164)	(147,076)
Class R6 (B)	(133,502)	(4,239)
	(4,696,686)	(561,970)
Net increase (decrease) in shares outstanding:
Class R1 (A)	(4,285,727)	(277,034)
Class R3	5,438,037	274,416
Class R6 (B)	(126,507)	26,380
	1,025,803	23,762

(A)	Class R1 shares were liquidated on December 20, 2024.
(B)	Class R6 shares were liquidated on February 10, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2050

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$6.74	$5.34	$12.37	$16.50	$12.42	$12.08
Investment operations:
Net investment income (loss) (A)	0.04	0.09	0.06	0.17	0.12	0.16
Net realized and unrealized gain (loss)	0.06	1.41	0.55	(3.38)	4.24	0.46
Total investment operations	0.10	1.50	0.61	(3.21)	4.36	0.62
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	(0.10)	(0.22)	(0.53)	(0.15)	(0.19)
Net realized gains	—	—	(7.42)	(0.39)	(0.13)	(0.09)
Total dividends and/or distributions to shareholders	(0.07)	(0.10)	(7.64)	(0.92)	(0.28)	(0.28)
Net asset value, end of period/year	$6.77	$6.74	$5.34	$12.37	$16.50	$12.42
Total return	1.48%(D)	28.38%	7.23%	(20.67)%(C)	35.51%	5.14%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$40,753	$3,927	$1,646	$361	$15	$11
Expenses to average net assets (E)(F)
Excluding waiver and/or reimbursement and recapture	0.76%(G)	0.80%	0.86%	0.83%	1.03%	1.07%
Including waiver and/or reimbursement and recapture	0.58%(G)	0.58%	0.57%	0.57%	0.91%	0.91%
Net investment income (loss) to average net assets	1.30%(G)	1.34%	1.05%	1.32%	0.80%	1.34%
Portfolio turnover rate	13%(D)	5%	13%	120%	4%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(F)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.37%, 0.38%, 0.36%, 0.04% and 0.04%, for the period ended April 30, 2025 and the years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(G)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2050 (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers one class of shares, Class R3. Class R1 and Class R6 shares liquidated on December 20, 2024 and February 10, 2025, respectively.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R3	0.95%	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R3	$—	$—	$6,915	$28,724	$35,639

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Class R3 shares.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,444	$238
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$11,280,799	$5,137,545
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$39,446,658	$2,812,718	$(1,482,773)	$1,329,945
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
9. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
10. SUBSEQUENT EVENT
The Fund reorganized into Transamerica Asset Allocation - Growth Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Growth Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.
Shares issued to Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050 shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Growth Portfolio, were as follows:
Transamerica ClearTrack® 2045 Class	Transamerica ClearTrack® 2045 Shares	Transamerica ClearTrack® 2050 Class	Transamerica ClearTrack® 2050 Shares	Transamerica Asset Allocation - Growth Portfolio Class	Transamerica Asset Allocation - Growth Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	7,529,359	Class R3	5,973,697	Class R3	6,119,119	$96,235,991	0.45

(A)
Calculated by dividing the surviving Fund's shares issuable by the two acquired Funds (3,405,745 from ClearTrack® 2045 and 2,713,374 from
ClearTrack® 2050). The 0.45 exchange ratio is a weighted ratio. ClearTrack® 2045's specific ratio is 0.45 and ClearTrack® 2050's ratio is 0.45.

The net assets of Transamerica ClearTrack® 2045 and Transamerica ClearTrack® 2050, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Growth Portfolio. These amounts were as follows:
Transamerica ClearTrack®2045 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2050 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2045 Net Assets	Transamerica ClearTrack®2050 Net Assets	Transamerica Asset Allocation - Growth Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$4,020,950	$3,473,655	$53,562,496	$42,673,495	$1,079,833,626	$1,176,069,617
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2050

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2050

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2050

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® 2050

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453782 CT 2050 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2025
Transamerica ClearTrack® Retirement Income
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS
At April 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 53.6%
International Equity Funds - 5.2%
Transamerica Emerging Markets Equity (A)	157,283	$ 1,352,634
Transamerica International Focus (A)	292,299	1,990,556
Transamerica International Stock (A)	261,669	3,365,059
		6,708,249
International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (A)	723,706	6,549,537
U.S. Equity Funds - 13.8%
Transamerica Capital Growth (A)(B)	189,316	2,090,051
Transamerica Large Cap Value (A)	393,610	5,561,706
Transamerica Mid Cap Growth (A)	245,926	2,383,027
Transamerica Mid Cap Value Opportunities (A)	212,237	2,273,061
Transamerica Small Cap Growth (A)	166,492	942,341
Transamerica Small Cap Value (A)	210,969	928,265
Transamerica US Growth (A)	133,696	3,712,740
		17,891,191
U.S. Fixed Income Funds - 29.6%
Transamerica Bond (A)	3,626,338	29,119,491
Transamerica High Yield Bond (A)	1,146,051	9,168,409
		38,287,900
Total Investment Companies (Cost $70,920,243)		69,436,877
EXCHANGE-TRADED FUNDS - 45.5%
International Equity Funds - 8.6%
iShares Core MSCI EAFE ETF	99,558	7,836,210
iShares Core MSCI Emerging Markets ETF	24,173	1,309,451
iShares Global REIT ETF (C)	81,338	1,965,940
		11,111,601
U.S. Equity Fund - 13.3%
iShares Core S&P 500 ETF	30,796	17,183,493
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Fixed Income Funds - 23.6%
iShares 0-5 Year TIPS Bond ETF	118,145	$ 12,228,111
iShares Core U.S. Aggregate Bond ETF	185,443	18,362,566
		30,590,677
Total Exchange-Traded Funds (Cost $57,874,108)		58,885,771
OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.32% (D)	1,869,566	1,869,566
Total Other Investment Company (Cost $1,869,566)		1,869,566

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.80% (D), dated 04/30/2025, to be repurchased at $385,010 on 05/01/2025. Collateralized by a U.S. Government Obligation, 0.63%, due 05/15/2030, and with a value of $392,807.	$ 384,991	384,991
Total Repurchase Agreement (Cost $384,991)		384,991
Total Investments (Cost $131,048,908)		130,577,205
Net Other Assets (Liabilities) - (0.8)%		(1,038,512)
Net Assets - 100.0%		$ 129,538,693
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$69,436,877	$—	$—	$69,436,877
Exchange-Traded Funds	58,885,771	—	—	58,885,771
Other Investment Company	1,869,566	—	—	1,869,566
Repurchase Agreement	—	384,991	—	384,991
Total Investments	$130,192,214	$384,991	$—	$130,577,205
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2025	Shares as of April 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$9,527,234	$22,064,841	$(2,722,174)	$(518,975)	$768,565	$29,119,491	3,626,338	$549,895	$—
Transamerica Capital Growth	652,299	1,742,599	(392,199)	191,572	(104,220)	2,090,051	189,316	—	—
Transamerica Emerging Markets Debt	2,069,347	4,847,323	(318,327)	(49,878)	1,072	6,549,537	723,706	163,311	—
Transamerica Emerging Markets Equity	427,535	927,467	(83,484)	(27,626)	108,742	1,352,634	157,283	666	—
Transamerica High Yield Bond	2,913,223	6,855,818	(379,466)	(53,077)	(168,089)	9,168,409	1,146,051	261,875	—
Transamerica International Focus	787,497	2,049,188	(803,712)	(279,804)	237,387	1,990,556	292,299	12,716	125,102
Transamerica International Stock	815,547	2,512,416	(272,406)	17,852	291,650	3,365,059	261,669	23,502	24,987
Transamerica Large Cap Value	1,725,344	4,469,048	(454,410)	24,358	(202,634)	5,561,706	393,610	30,963	20,861
Transamerica Mid Cap Growth	603,751	2,046,982	(179,904)	(72,957)	(14,845)	2,383,027	245,926	—	23,340
Transamerica Mid Cap Value Opportunities	616,666	1,765,071	(41,903)	(10,367)	(56,406)	2,273,061	212,237	8,867	44,916
Transamerica Small Cap Growth	404,864	1,012,683	(349,079)	(164,592)	38,465	942,341	166,492	—	43,654
Transamerica Small Cap Value	412,460	1,050,103	(315,157)	(132,291)	(86,850)	928,265	210,969	7,118	77,073
Transamerica US Growth	1,115,144	3,236,065	(245,339)	76,569	(469,699)	3,712,740	133,696	1,809	150,091
Total	$22,070,911	$54,579,604	$(6,557,560)	$(999,216)	$343,138	$69,436,877	7,759,592	$1,060,722	$510,024

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $1,825,753, collateralized by cash collateral of $1,869,566. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at April 30, 2025.
(E)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $70,920,243)	$69,436,877
Unaffiliated investments, at value (cost $59,743,674) (including securities loaned of $1,825,753)	60,755,337
Repurchase agreement, at value (cost $384,991)	384,991
Receivables and other assets:
Investments sold	914,181
Net income from securities lending	184
Dividends from affiliated investments	164,891
Interest	19
Prepaid expenses	1,837
Total assets	131,658,317
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,869,566
Payables and other liabilities:
Investments purchased	164,891
Shares of beneficial interest redeemed	3,759
Investment management fees	19,836
Distribution and service fees	26,246
Transfer agent fees	16,534
Trustee and CCO fees	818
Audit and tax fees	11,206
Custody fees	958
Legal fees	829
Printing and shareholder reports fees	2,171
Other accrued expenses	2,810
Total liabilities	2,119,624
Net assets	$129,538,693
Net assets consist of:
Paid-in capital	$132,270,462
Total distributable earnings (accumulated losses)	(2,731,769)
Net assets	$129,538,693
Net assets by class:
Class R3	$129,538,693
Shares outstanding (unlimited shares, no par value):
Class R3	15,659,251
Net asset value per share:
Class R3	$8.27
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

STATEMENT OF OPERATIONS
For the period ended April 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$1,060,722
Dividend income from unaffiliated investments	515,764
Interest income from unaffiliated investments	12,375
Net income from securities lending	240
Total investment income	1,589,101
Expenses:
Investment management fees	52,080
Distribution and service fees:
Class R1 (A)	26,212
Class R3	116,787
Transfer agent fees:
Class R1 (A)	8,257
Class R3	73,576
Class R6 (B)	9
Trustee and CCO fees	2,301
Audit and tax fees	11,930
Custody fees	682
Legal fees	3,282
Printing and shareholder reports fees	5,858
Registration fees	28,154
Other	7,014
Total expenses before waiver and/or reimbursement and recapture	336,142
Expenses waived and/or reimbursed:
Class R1 (A)	(7,905)
Class R3	(18,776)
Class R6 (B)	(41)
Recapture of previously waived and/or reimbursed fees:
Class R3	16,393
Net expenses	325,813
Net investment income (loss)	1,263,288
Net realized gain (loss) on:
Affiliated investments	(999,216)
Unaffiliated investments	(51,608)
Capital gain distributions received from affiliated investment companies	510,024
Net realized gain (loss)	(540,800)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	343,138
Unaffiliated investments	855,808
Net change in unrealized appreciation (depreciation)	1,198,946
Net realized and change in unrealized gain (loss)	658,146
Net increase (decrease) in net assets resulting from operations	$1,921,434

(A)	Class R1 shares were liquidated on December 20, 2024.
(B)	Class R6 shares were liquidated on February 10, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2025 (unaudited)	October 31, 2024
From operations:
Net investment income (loss)	$1,263,288	$1,010,161
Net realized gain (loss)	(540,800)	(90,076)
Net change in unrealized appreciation (depreciation)	1,198,946	5,894,728
Net increase (decrease) in net assets resulting from operations	1,921,434	6,814,813
Dividends and/or distributions to shareholders:
Class R1 (A)	—	(913,667)
Class R3	(1,047,972)	(39,058)
Class R6 (B)	(3,461)	(12,601)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,051,433)	(965,326)
Capital share transactions:
Proceeds from shares sold:
Class R1 (A)	742,678	90,139
Class R3	132,084,632	1,686,710
Class R6 (B)	3,642	17,131
	132,830,952	1,793,980
Dividends and/or distributions reinvested:
Class R1 (A)	—	913,667
Class R3	1,047,972	39,058
Class R6 (B)	3,461	12,601
	1,051,433	965,326
Cost of shares redeemed:
Class R1 (A)	(38,885,016)	(6,035,883)
Class R3	(6,842,741)	(580,761)
Class R6 (B)	(447,437)	(48,633)
	(46,175,194)	(6,665,277)
Net increase (decrease) in net assets resulting from capital share transactions	87,707,191	(3,905,971)
Net increase (decrease) in net assets	88,577,192	1,943,516
Net assets:
Beginning of period/year	40,961,501	39,017,985
End of period/year	$129,538,693	$40,961,501
Capital share transactions - shares:
Shares issued:
Class R1 (A)	88,431	11,733
Class R3	16,050,074	216,255
Class R6 (B)	432	2,150
	16,138,937	230,138
Shares reinvested:
Class R1 (A)	—	118,350
Class R3	128,586	5,106
Class R6 (B)	415	1,620
	129,001	125,076
Shares redeemed:
Class R1 (A)	(4,692,411)	(764,705)
Class R3	(834,950)	(74,485)
Class R6 (B)	(52,605)	(6,118)
	(5,579,966)	(845,308)
Net increase (decrease) in shares outstanding:
Class R1 (A)	(4,603,980)	(634,622)
Class R3	15,343,710	146,876
Class R6 (B)	(51,758)	(2,348)
	10,687,972	(490,094)

(A)	Class R1 shares were liquidated on December 20, 2024.
(B)	Class R6 shares were liquidated on February 10, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2025 (unaudited)	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period/year	$8.18	$7.10	$9.38	$11.86	$10.87	$10.52
Investment operations:
Net investment income (loss) (A)	0.09	0.21	0.18	0.24	0.12	0.16
Net realized and unrealized gain (loss)	0.07	1.08	0.18	(2.08)	1.17	0.47
Total investment operations	0.16	1.29	0.36	(1.84)	1.29	0.63
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	(0.21)	(0.29)	(0.26)	(0.13)	(0.22)
Net realized gains	—	—	(2.35)	(0.38)	(0.17)	(0.06)
Total dividends and/or distributions to shareholders	(0.07)	(0.21)	(2.64)	(0.64)	(0.30)	(0.28)
Net asset value, end of period/year	$8.27	$8.18	$7.10	$9.38	$11.86	$10.87
Total return	1.91%(D)	18.36%	4.13%	(16.40)%(C)	12.10%	6.09%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$129,539	$2,582	$1,198	$578	$13	$11
Expenses to average net assets (E)(F)
Excluding waiver and/or reimbursement and recapture	0.61%(G)	0.75%	0.78%	0.75%	0.94%	0.93%
Including waiver and/or reimbursement and recapture	0.60%(G)	0.61%	0.60%	0.62%	0.89%	0.88%
Net investment income (loss) to average net assets	2.31%(G)	2.60%	2.40%	2.56%	1.05%	1.53%
Portfolio turnover rate	12%(D)	2%	6%	101%	5%	11%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(F)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.34%, 0.35%, 0.32%, 0.06% and 0.07%, for the period ended April 30, 2025 and the years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(G)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS
At April 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® Retirement Income (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers one class of shares, Class R3. Class R1 and Class R6 shares liquidated on December 20, 2024 and February 10, 2025, respectively.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
1. ORGANIZATION (continued)
to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM have entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2025.
Repurchase agreements at April 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$1,869,566	$—	$—	$—	$1,869,566
Total Borrowings	$1,869,566	$—	$—	$—	$1,869,566
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
5. RISK FACTORS (continued)
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R3	0.95%	March 1, 2026
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2025 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R3	$—	$—	$—	$6,809	$6,809

(A)	For the six-month period of May 1, 2022 through October 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Class R3 shares.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$3,906	$787
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2025.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$98,663,934	$12,774,564
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2025, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$131,048,908	$1,667,700	$(2,139,403)	$(471,703)
9. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
10. SUBSEQUENT EVENT
The Fund reorganized into Transamerica Asset Allocation - Conservative Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Conservative Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2025
(unaudited)
10. SUBSEQUENT EVENT (continued)
Shares issued to Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income shareholders, along with the exchange ratio of the reorganization for Transamerica Asset Allocation - Conservative Portfolio, were as follows:
Transamerica ClearTrack® 2025 Class	Transamerica ClearTrack® 2025 Shares	Transamerica ClearTrack® Retirement Income Class	Transamerica ClearTrack® Retirement Income Shares	Transamerica Asset Allocation - Conservative Portfolio Class	Transamerica Asset Allocation - Conservative Portfolio Shares	Dollar Amount	Exchange Ratio(A)
Class R3	7,815,323	Class R3	15,626,301	Class R3	18,204,468	$198,667,178	0.78

(A)
Calculated by dividing the surviving Fund's shares issuable by the two acquired Funds (6,136,714 from ClearTrack® 2025 and 12,067,754 from
ClearTrack® Retirement Income). The 0.78 exchange ratio is a weighted ratio. ClearTrack® 2025's specific ratio is 0.79 and ClearTrack® Retirement
Income's ratio is 0.77.

The net assets of Transamerica ClearTrack® 2025 and Transamerica ClearTrack® Retirement Income, including unrealized appreciation (depreciation), were combined with those of Transamerica Asset Allocation - Conservative Portfolio. These amounts were as follows:
Transamerica ClearTrack®2025 Unrealized Appreciation (Depreciation)	Transamerica ClearTrack® Retirement Income Unrealized Appreciation (Depreciation)	Transamerica ClearTrack®2025 Net Assets	Transamerica ClearTrack® Retirement Income Net Assets	Transamerica Asset Allocation - Conservative Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$449,767	$2,438,714	$66,970,577	$131,696,601	$487,224,781	$685,891,959
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica ClearTrack® Retirement Income

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2024 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4453782 CT RETIRE INC 04/25
© 2025 Transamerica Corporation. All Rights Reserved.

(b)	The registrant’s Financial Highlights are filed under Item 7(a) of this Form.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for the registrant during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s Statements Regarding Basis for Approval of Investment Sub-Advisory Contracts are included within the Financial Statements filed under Item 7(a) of this Form

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable for semi-annual reports.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Act, as amended (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)

The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	July 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	July 3, 2025

By:	/s/ Joshua Durham
Joshua Durham
Vice President, Chief Operating Officer and Interim Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date:	July 3, 2025

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer